March 31, 2000


SEMI-ANNUAL
REPORT

[BERGER FUNDS LOGO]

BERGER INFORMATION TECHNOLOGY FUND
BERGER NEW GENERATION FUND
BERGER SELECT FUND
BERGER SMALL COMPANY GROWTH FUND
BERGER SMALL CAP VALUE FUND
BERGER MID CAP GROWTH FUND
BERGER MID CAP VALUE FUND
BERGER GROWTH FUND
BERGER/BIAM INTERNATIONAL FUND
BERGER GROWTH AND INCOME FUND
BERGER BALANCED FUND

Berger Funds are presenting a combined semi-annual report which includes Berger Information Technology Fund, Berger New Generation Fund, Berger Select Fund, Berger Small Company Growth Fund, Berger Small Cap Value Fund, Berger Mid Cap Growth Fund, Berger Mid Cap Value Fund, Berger Growth Fund, Berger BIAM/International Fund, Berger Growth and Income Fund, and Berger Balanced Fund. This report reflects the financial position of each Fund at March 31, 2000 and the results of their operations and changes in their net assets for the periods indicated, in a single document.

                       Berger Funds                                            3

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

Table of Contents
--------------------------------------------------------------------------------

A Message for Berger Investors ............................................................................    4

BERGER FUNDS

Berger Information Technology Fund ........................................................................    6

Berger New Generation Fund ................................................................................   11

Berger Select Fund ........................................................................................   16

Berger Small Company Growth Fund ..........................................................................   19

Berger Small Cap Value Fund ...............................................................................   24

Berger Mid Cap Growth Fund ................................................................................   29

Berger Mid Cap Value Fund .................................................................................   32

Berger Growth Fund ........................................................................................   36

Berger/BIAM International Fund ............................................................................   40

Berger Growth and Income Fund .............................................................................   42

Berger Balanced Fund ......................................................................................   46

FINANCIAL STATEMENTS AND NOTES

Statements of Assets and Liabilities ......................................................................   50

Statements of Operations ..................................................................................   52

Statements of Changes in Net Assets .......................................................................   54

Berger/BIAM International Fund Financial Statements .......................................................   58

Berger Funds Notes to Financial Statements ................................................................   60

Berger/BIAM International Portfolio Financial Statements ..................................................   67
     (to be read in conjunction with the Berger/BIAM - International Fund)

Berger/BIAM International Portfolio Notes to Financial Statements .........................................   73

FINANCIAL HIGHLIGHTS ......................................................................................   76

To obtain a prospectus for any of the Berger Funds, which contains more complete information, including risks, fees and expenses, call (800) 551-5849. Please read it carefully before you invest. Berger Distributors LLC - Distributor www.bergerfunds.com

4

Berger Funds o March 31, 2000 Combined Semi-Annual Report

A Message To Our
Shareholders
--------------------------------------------------------------------------------

Dear Berger Investor:

Investors have enjoyed extraordinary times over the last few years. In fact, last year a record number of mutual fund investors saw stellar performance that could well have been a once in a lifetime experience. More recently, however, we've had a strong dose of market volatility. The spring of 2000 has been marked by steep dives and dizzying ascents that could leave even experienced investors a little unsettled. While this semiannual report is required to discuss the six-month period ended March 31, I'd also like to offer a little perspective on April's events.

Through the end of March, nine of eleven Berger Funds outpaced their benchmarks. Clearly market conditions had for some time favored the growth investors, and results for Berger Funds demonstrate that. Berger's New Generation, Select, Small Company Growth, Mid Cap Growth, Information Technology, Growth, Growth and Income, and Balanced Funds continued the excellent performance they demonstrated in 1999. Our value funds, Small Cap and Mid Cap and International, showed smaller gains. The International Fund topped the EAFE Index,(1) while the other two beat their value benchmarks but lagged the broader Russell 2000(1) and Standard & Poor's Mid Cap 400(1) indices.

As all investors are aware, the picture has changed. The huge gap between the old economy stocks represented by the blue chips and the technology stocks of the new economy had to narrow. Enter the correction.

It's been a bumpy ride, but our investment team believes the correction has been necessary to shake out excesses in the market and will be healthy over the long term. Berger's portfolio managers and analysts remain confident in the fundamentals of the companies held in the Funds and have taken advantage of this opportunity to buy quality companies at the most reasonable valuations seen in some time.

Despite the market's severe "mood swings" and the belief that continued volatility should be expected, our investment team remains optimistic about the long-term prospects for the stock market.

I encourage you to call Investor Services at (800) 551-5849 or visit our Web site at bergerfunds.com for performance information that reflects current events. I also encourage you to read the semiannual commentaries by each portfolio manager that appear later in this report.

The market's dramatic moves have been enough to leave even the most committed long-term investors a little weak in the knees, but keep the following in mind:

o Our domestic economy is very healthy.

o The market seems comfortable with the actions of the Federal Reserve even though additional interest rate hikes remain possible.

o The most recent earnings reports were very strong overall.

One of the most important things we as investors can do now is to maintain realistic expectations. History tells us it would be a mistake to look for exceptional double- and even triple-digit returns to continue. As investors we should expect annual returns more in line with the long-term historical return of 12%.

                       Berger Funds                                            5

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

--------------------------------------------------------------------------------

Other basics to keep in mind include:

o Know yourself. Risk is inherent in the stock market. It's important to understand the relationship between risk and reward. Ask yourself how much risk are you really able to tolerate. Find your comfort zone.

o Keep short-term market moves in perspective. Trying to "time" the market is extremely risky.

o Invest for the long term. Although individual stocks generally are more volatile, the long-term trend of the stock market has been to outperform other types of investments. Historically the stock market spends more time going up than down. Successful investors are patient.

o Invest regularly. As a committed long-term investor, dollar cost averaging can help you accumulate shares with less price risk than buying a large block of shares all at once.(2)

o Diversify your holdings. The market tends to favor or punish certain sectors at various times. To reduce your overall portfolio volatility, you might divide your investments across market capitalizations, put some money into an international fund, and invest in both value and growth funds.

Regardless of the twists and turns the market may take, at Berger we remain focused on our goal of producing consistently competitive performance over time in every Berger Fund. We are in the process of building a cohesive investment team composed of talented, forward-thinking individuals. We've made very encouraging progress and remain dedicated to making every effort to meet the expectations of our investors.

        Sincerely

        /s/ JACK R. THOMPSON

        Jack R. Thompson
        President

Past performance is no guarantee of future results.

1. The Morgan Stanley Capital International EAFE Index represents major overseas markets. The Russell 2000 Index represents small cap U.S. stocks. The Standard & Poor's Mid Cap 400 Index represents mid cap U.S. stocks.

2. Periodic investing does not assure a profit or protect against loss in a declining market. You should consider your ability to continue your purchases through periods of low price levels before investing.

This material must be preceded or accompanied by a prospectus.

Berger Distributors LLC - Member NASD.(5/00)

6

Berger Funds o March 31, 2000 Combined Semi-Annual Report

                              Ticker Symbol - Investor Shares              BINVX
                                            - Institutional Shares         BINFX
                              Fund Number   - Investor Shares                912
                                            - Institutional Shares           913
Berger Information
Technology Fund               PORTFOLIO MANAGER COMMENTARY  WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------

Performance

The Berger Information Technology Fund (the "Fund") gained 127.82% (Investor Shares) and 128.23% (Institutional Shares) for the six-month period ended March 31, 2000. Its benchmark, the Wilshire 5000 Index,(1) gained 22.78% over the same period.

The technology sector outshone all others for the first five months of this reporting period. Then, in March, high volatility roiled the sector, shaking the confidence of many technology investors and driving down prices.

Period in Review

The few semiconductor stocks we own were the best performers this quarter, particularly Applied Micro Circuits, one of our top ten positions. Applied Micro Circuits is a supplier of the type of silicon chips used in high-bandwidth communications and networking applications. By the end of March 2000, investors seemed to be looking for some shelter. This meant moving away from multiples-of-revenue stocks back to multiples-of-earnings stocks. Profits always count, and the expectation of becoming profitable is a very important consideration when investing in emerging technology issues. Surprisingly, many of the early e-commerce infrastructure stocks may move into the black in 2000. One example is likely to be Vignette, a leading relation management software vendor focused on e-commerce.

Another phenomenon that is rapidly being adopted is the business-to-business exchange. First came the announcements from the big auto players for an auto parts exchange. Then came the defense and aerospace industry. Clearly, the writing is on the wall that the days are numbered for many of the middlemen and distributors who try to muddy the waters between manufacturers and their customers.

The industry that was hardest hit was the Internet segment and related issues, such as companies that are tied to the Internet and e-commerce infrastructure. Though the Fund has few direct Internet plays, it does contain many of the software companies that produce the required nuts and bolts of e-commerce infrastructure, such as Oracle, BEA Systems, Allaire and Siebel Systems. The Fund benefited greatly in 1999 from their presence but was hit hard in March 2000. We remain committed to this emphasis as we fully expect the buildout of the Internet to continue. However, valuations will definitely adjust to any major near-term disappointments as the current valuations leave little room for downside mistakes.

Wireless communications and infrastructure companies were some of the hottest areas in technology at the end of 1999, and the Fund benefited from holdings in QUALCOMM and LM Ericsson, which we sold to lock in gains, and Nortel and Nokia.

Optical networking equipment companies, which support build-out of the fiber-optic communications backbone, also generated substantial returns in the fourth quarter 1999 as did some storage companies including two of our storage holdings--EMC and Veritas.

Initial public offerings (IPOs) also made a positive contribution to the Fund's performance during the period, although it is unclear whether this market for IPOs will continue.

Looking Ahead

Our portfolio remains overweighted in software and services because we expect the Internet build-out to continue regardless of the direction of the economy. Given the heady levels of many current valuations in this segment, however, we also expect to see adjustments in those valuations in response to any major near-term economic disappointments. To help ensure a better night's sleep, we believe technology investors should be well-diversified among asset classes and that they should carefully consider the percentage of stock assets invested in technology.

Going forward, we expect market volatility to continue over the near term, fueled by large gyrations in share price caused by short-term investors and traders who abandon the technology sector. Most of the companies we own are profitable and are likely to remain that way. We believe in the e-commerce expansion and will continue to play it through the software infrastructure companies that are building the new virtual businesses in the new economy.

Past performance is no guarantee of future results.

(1) The Wilshire 5000 Index measures the performance of all U.S.-headquartered equity securities with readily available price data. More than 7,000 capitalization weighted security returns are used to adjust the index. One cannot invest directly in an index.

                       Berger Funds                                            7

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

Performance Overview
--------------------------------------------------------------------------------

Berger Information Technology Fund -
Investor Shares*

Comparison of Change in Value of Berger Information Technology Fund; Investor Shares vs. Wilshire 5000 Index

[GRAPH]

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                  173.23%
Life of Fund (4/8/97)                      87.85%

Berger Information Technology Fund-
Investor Shares             $65,453
Wilshire 5000 Index         $20,369

Berger Information Technology Fund -
Institutional Shares*

Comparison of Change in Value of Berger Information Technology Fund; Institutional Shares vs. Wilshire 5000 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                  177.47%
Life of Fund (4/8/97)                      88.82%

[GRAPH]

Berger Information Technology Fund-
Institutional Shares        $1,661,718
Wilshire 5000 Index         $509,228

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. IPO's have made a significant contribution to the Fund's recent performance. There can be no assurance that such contribution will continue. Recent market volatility has significantly impacted performance. Please contact us for updated performance information. Performance data for the Investor Shares include periods prior to the adoption of class designations on July 2,1999, and therefore do not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares. This would have reduced the Investor Shares' return.

8

Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Information
Technology Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (96.95%)
Commercial - Leasing Companies (1.10%)
    33,000     Comdisco, Inc.                                       $  1,456,125
                                                                    ------------

Commercial Services - Advertising (1.79%)
    30,400     TMP Worldwide, Inc.*                                    2,363,600
                                                                    ------------

Computer - Integrated Systems (0.01%)
       330     Wind River Systems, Inc.*                                  11,962
                                                                    ------------

Computer - Local Networks (5.06%)
    12,140     3Com Corp.*                                               675,287
     3,700     Apropos Technology, Inc.*                                 136,900
     4,600     Brocade Communication Systems, Inc.*                      824,837
    36,880     Cabletron Systems*                                      1,081,045
    39,600     Cisco Systems, Inc.*                                    3,061,575
     2,500     Cobalt Networks, Inc.*                                    117,500
     1,500     Crossroads Systems, Inc.*                                 154,875
     2,000     Foundry Networks, Inc.*                                   287,500
     1,430     JNI Corp.*                                                 72,751
    10,000     Novell, Inc.*                                             286,250
                                                                    ------------
                                                                       6,698,520
                                                                    ------------

Computer - Manufacturers (3.14%)
     6,800     Dell Computer Corp.*                                      366,775
     1,500     Hewlett-Packard Co.                                       198,843
     4,600     International Business Machines Corp.                     542,800
    32,460     Sun Microsystems, Inc.*                                 3,041,603
                                                                    ------------
                                                                       4,150,021
                                                                    ------------

Computer - Memory Devices (5.44%)
    26,215     EMC Corp.*                                              3,276,875
    47,360     Network Appliance, Inc.*                                3,919,040
                                                                    ------------
                                                                       7,195,915
                                                                    ------------

Computer - Peripheral Equipment (0.27%)
     6,000     American Power Conversion Corp.*                          257,250
     4,000     SmartDisk Corp.*                                          106,000
                                                                    ------------
                                                                         363,250
                                                                    ------------

Computer - Services (1.91%)
     4,480     Automatic Data Processing, Inc.                           216,160
    17,200     Cognizant Technology Solutions Corp.*                   1,075,000
     1,570     Computer Sciences Corp.*                                  124,226
     4,255     Electronic Data Systems Corp.                             273,117
     6,000     Harbinger Corp.*                                          174,750
    12,200     MarchFirst, Inc.*                                         435,387
     5,000     Predictive Systems, Inc.*                                 227,812
                                                                    ------------
                                                                       2,526,452
                                                                    ------------

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (96.95%) - continued
Computer Software - Desktop (1.02%)
     5,700     Macromedia, Inc.*                                    $    514,781
     2,700     Microsoft Corp.*                                          286,875
     2,200     Red Hat, Inc.*                                             93,225
     5,975     Symantec Corp.*                                           448,871
                                                                    ------------
                                                                       1,343,752
                                                                    ------------

Computer Software - Educational/Entertainment (1.57%)
    45,400     Smartforce PLC - Sponsored ADR*                         2,082,725
                                                                    ------------

Computer Software - Enterprise (19.22%)
     8,200     Actuate Software Corp.*                                   441,262
     5,640     Adobe Systems Inc.                                        627,802
    26,010     BMC Software, Inc.*                                     1,284,243
     7,500     Broadbase Software, Inc.*                                 598,125
    33,820     Citrix Systems, Inc.*                                   2,240,575
     5,300     Computer Associates International Inc.                    313,693
     2,500     Cysive, Inc.*                                             171,250
     1,000     E.piphany, Inc.*                                          133,594
    13,000     Electronics For Imaging*                                  780,000
    13,593     Hyperion Solutions Corp.*                                 441,772
       400     i2 Technologies, Inc.*                                     48,850
       480     Intertrust Technologies Corp.*                             20,400
    10,000     Latitude Communications Inc.*                             262,500
    45,000     Legato Systems, Inc.*                                   2,008,125
     7,500     Manugistics Group Inc.*                                   376,875
    14,000     Mercury Interactive Corp.*                              1,109,500
    22,930     New Era of Networks, Inc.*                                900,002
    75,440     Oracle Corp.*                                           5,889,035
    23,050     Peoplesoft, Inc.*                                         461,000
     7,300     Rational Software Corp.*                                  558,450
    19,500     SERENA Software, Inc.*                                    621,562
    13,900     Siebel Systems, Inc.*                                   1,660,181
    47,420     Sterling Software, Inc.*                                1,446,310
    23,145     VERITAS Software Corp.*                                 3,031,995
                                                                    ------------
                                                                      25,427,101
                                                                    ------------

Computer Software - Finance (1.28%)
     7,800     Advent Software, Inc.*                                    357,825
    24,680     Intuit, Inc.*                                           1,341,975
                                                                    ------------
                                                                       1,699,800
                                                                    ------------

Computer Software - Network (1.00%)
     3,800     Check Point Software Technologies Ltd.*                   650,037
     2,540     Digimarc Corp.*                                           111,760
     4,440     Nortel Networks Corp.                                     559,440
                                                                    ------------
                                                                       1,321,237
                                                                    ------------

                       Berger Funds                                            9

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (96.95%) - continued
Computer Software - Security (0.60%)
    42,000     Axent Technologies, Inc.*                            $    790,125
                                                                    ------------

Diversified Operations (0.79%)
    10,000     Agilent Technologies, Inc.*                             1,040,000
                                                                    ------------

Electrical - Military Systems (0.14%)
     1,500     General Motors Corp. - Class H*                           186,750
                                                                    ------------

Electronic - Miscellaneous Components (1.38%)
    13,600     RF Micro Devices, Inc.*                                 1,827,500
                                                                    ------------

Electronic - Semiconductor Manufacturing (11.68%)
    10,200     Analog Devices, Inc.*                                     821,737
    32,400     Applied Micro Circuits, Inc.*                           4,862,025
     7,000     Cypress Semiconductor Corp.*                              345,187
     3,500     Intel Corp.                                               461,781
    26,000     LSI Logic Corp.*                                        1,888,250
    24,300     Plexus Corp.*                                           1,618,987
     1,400     PMC-Sierra, Inc.*                                         285,162
    11,000     QuickLogic Corp.*                                         372,625
     5,000     Silicon Image, Inc.*                                      358,125
     2,400     STMicroelectronics NV - NY Shares*                        449,250
    18,220     Texas Instruments Inc.                                  2,915,200
    13,000     Xilinx, Inc.*                                           1,076,562
                                                                    ------------
                                                                      15,454,891
                                                                    ------------

Financial Services - Miscellaneous (1.42%)
    15,000     Checkfree Holdings Corp.*                               1,057,500
     9,050     First Data Corp.                                          400,462
    10,000     Official Payments Corp.*                                  420,000
                                                                    ------------
                                                                       1,877,962
                                                                    ------------

Internet - E*Commerce (0.41%)
     7,500     PurchasePro.com, Inc.*                                    543,750
                                                                    ------------

Internet - ISP/Content (2.03%)
     1,060     Avenue A, Inc.*                                            32,330
     2,030     Commerce One, Inc.*                                       302,977
     7,200     Earthlink Inc.*                                           139,950
     1,210     Finisar Corp.*                                            177,283
     3,400     Ibasis Inc.*                                              139,612
       500     Navisite Inc.*                                             60,875
     1,000     Vicinity Corp.*                                            34,750
    10,460     Yahoo!, Inc.*                                           1,792,582
                                                                    ------------
                                                                       2,680,359
                                                                    ------------


                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (96.95%) - continued
Internet - Network Security/Solutions (7.07%)
     8,000     724 Solutions Inc.*                                  $    996,000
     2,400     Alteon Websystems, Inc.*                                  196,800
     9,100     Baltimore Technologies - ADR*                           1,301,300
    20,000     Breakaway Solutions, Inc.*                                910,000
       650     CacheFlow Inc.*                                            77,025
     7,000     Exodus Communications, Inc.*                              983,500
     3,150     Inktomi Corp.*                                            614,250
     6,050     Juniper Networks, Inc.*                                 1,594,553
    15,000     Network Associates, Inc.*                                 483,750
     2,000     Sapient Corp.*                                            167,750
    13,600     VeriSign, Inc.*                                         2,033,200
                                                                    ------------
                                                                       9,358,128
                                                                    ------------

Internet - Software (10.35%)
    11,500     Active Software, Inc.*                                    731,507
     8,200     Agile Software Corp.*                                     512,500
    24,720     Allaire Corp.*                                          1,869,450
     2,600     Ariba, Inc.*                                              545,025
    43,480     BEA Systems, Inc.*                                      3,190,345
    15,300     Bluestone Software, Inc.*                                 516,375
     4,155     BroadVision, Inc.*                                        186,455
     4,000     C-Bridge Internet Solutions, Inc.*                        228,000
     6,630     Centra Software, Inc.*                                    139,230
     5,000     Delano Technology Corp.*                                  112,187
     5,000     Eloquent, Inc.*                                           101,875
     6,730     Extensity, Inc.*                                          323,040
     1,320     FirePond, Inc.*                                            54,037
     5,500     Interwoven, Inc.*                                         603,625
    14,000     Kana Communications, Inc.*                                952,000
     5,000     Niku Corp.*                                               236,562
     5,100     OnDisplay, Inc.*                                          421,387
     2,270     OpenTV Corp.*                                             268,711
     5,000     PC-Tel, Inc.*                                             376,250
     2,000     Phone.com, Inc.*                                          326,250
     6,650     Portal Software*                                          378,634
     1,700     Quintus Corp.*                                             50,468
     1,070     Retek Inc.*                                                44,070
     1,000     Selectica, Inc.*                                           88,250
     4,700     SilverStream Software, Inc.*                              347,212
    10,000     Versata, Inc.*                                            601,875
     1,225     Vignette Corp.*                                           196,306
     1,210     Webmethods Inc.*                                          292,063
                                                                    ------------
                                                                      13,693,689
                                                                    ------------

Media - Cable TV (0.39%)
     8,800     AT&T Corp. - Liberty Media Group*                         521,400
                                                                    ------------

Media - Products (0.17%)
     2,720     Caliper Technologies Corp.*                               219,980
                                                                    ------------

10

Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Information
Technology Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (96.95%) - continued
Telecommunications - Cellular (2.44%)
      10,730     Nextel Communications, Inc.*                       $  1,590,722
      12,500     TeleCorp. PCS, Inc.*                                    646,875
       7,650     VoiceStream Wireless Corp.*                             985,415
                                                                    ------------
                                                                       3,223,012
                                                                    ------------

Telecommunications - Equipment (10.76%)
      22,114     ADC Telecommunications Inc.*                          1,191,391
         520     Avanex Corp.*                                            78,910
      27,780     Ciena Corp.*                                          3,503,752
       8,500     Com21, Inc.*                                            399,500
       2,300     Comverse Technology, Inc.*                              434,700
       8,200     Copper Mountain Networks, Inc.*                         671,887
       8,800     JDS Uniphase Corp.*                                   1,060,950
      26,500     Lucent Technologies, Inc.                             1,609,875
       9,737     Motorola, Inc.                                        1,386,305
         310     Next Level Communications, Inc.*                         33,712
      10,140     Nokia Corp. - Sponsored ADR                           2,202,915
       6,171     Sycamore Networks, Inc.*                                796,059
       1,000     Telaxis Communications Corp.*                            60,109
       2,800     Turnstone System Inc.*                                  322,000
       5,000     UTStarcom, Inc.*                                        390,312
         860     Virata Corp.*                                            85,892
                                                                    ------------
                                                                      14,228,269
                                                                    ------------

Telecommunications - Services (4.18%)
       2,000     Aether Systems, Inc.*                                   363,000
       5,000     Illuminet Holdings, Inc.*                               246,171
      23,800     Intermedia Communications, Inc.*                      1,149,837
       6,080     Metasol Software, Inc.*                                 359,100
       1,000     NEXTLINK Communications, Inc.*                          123,687
      10,300     Sonera Corp. - Sponsored ADR                            683,662
      17,870     Teligent, Inc. - Class A*                             1,193,939
      10,000     Universal Access, Inc.*                                 335,000
      18,000     Winstar Communications, Inc.*                         1,080,000
                                                                    ------------
                                                                       5,534,396
                                                                    ------------


                                                                  March 31, 2000
Shares/Par Value                                                           Value
----------------                                                  --------------
Common Stock (96.95%) - continued
Utility - Telephone (0.33%)
       6,100     US West, Inc.                                      $    443,012
                                                                    ------------
Total Common Stock

(Cost $80,530,454)                                                   128,263,683
                                                                    ------------

Repurchase Agreement (2.18%)
     $  2,878,000     State Street Repurchase Agreement,
                      6.05%, dated March 31, 2000,
                      to be repurchased at $2,879,431 on
                      April 3, 2000, collateralized by
                      FNMA Agency Note, 6.40% -
                      December 21, 2001, with a value of
                      $2,940,127                                       2,878,000
                                                                    ------------
Total Repurchase Agreement
(Cost $2,878,000)                                                      2,878,000
                                                                    ------------
Total Investments (Cost $83,408,454) (99.13%)                        131,141,683
Total Other Assets, Less Liabilities (0.87%)                           1,147,287
                                                                    ------------
Net Assets (100.00%)                                                $132,288,970
                                                                    ------------

* Non-income producing security.
ADR - American Depositary Receipt.
FNMA - Federal National Mortgage Association.

See notes to financial statements.

                       Berger Funds                                           11

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

                                Ticker Symbol - Investor Shares            BENGX
                                              - Institutional Shares         N/A
                                Fund Number   - Investor Shares              344
Berger New                                    - Institutional Shares         914
Generation Fund                 PORTFOLIO MANAGER COMMENTARY   MARK S.SUNDERHUSE
--------------------------------------------------------------------------------

Performance

Despite high market volatility and a correction in technology stocks that began in March, the Berger New Generation Fund (the "Fund") had an outstanding 84.01% (Investor Shares) and 82.12% (Institutional Shares) return for the six-month period ended March 31, 2000. This return significantly outpaced the 17.50% gain of the S&P 500 Index(1) over the same period.

The key reason for this dramatic outperformance was our investment in innovative, fast-growing companies. We continue to hold a diverse mix of leading technology companies that cross many industries, including broadband, energy, healthcare, biotechnology, telecommunications, software, hardware and consumer industries.

Period in Review

Technology was our strongest performing group of stocks this period. Some of our strongest performance came from core technology infrastructure companies that are building out the Internet, such as Applied Micro Circuits, Akamai and Sycamore Networks. We also favor companies that are focused on business-to-business enterprise, including i2 Technologies and Ariba. We believe that these companies have strong long-term potential and a definite place in the economy.

The strong supply/demand fundamentals, such as the increase in demand for oil, coupled with a decrease in oil reserves, led to stellar performance from our energy companies. We continue to favor the exploration and production and the oil services industries, particularly National-Oilwell, BJ Services and Enron.

Among our consumer holdings, we have focused on the broadcasting and media industries. The performance over the last six months has been mixed. Companies such as Echostar Communications and Hispanic Broadcasting performed well. But on the downside, Clear Channel Communications was a performance laggard. Clear Channel became the victim of profit-taking and short-selling pressure after its acquisition of SFX. We are optimistic about this acquisition, however, and expect it to add to Clear Channel's growth rate over the next 24-36 months.

We are also finding opportunities in the financial sector, which contains new, often overlooked growth companies. Knight/Trimark is a company that provides the back-end processing of trades for some on-line brokers. As on-line transactions increase, so will the demand for this type of company to provide more services. Another example is Concord EFS, a company that provides credit and debit card transaction processing for supermarkets and convenience stores.

Looking Ahead

Although we are pleased with the Fund's outperformance this reporting period, we look to the future with guarded optimism. The market is seeking validation for the high prices of many stocks. As a result, we estimate that the correction in technology stocks, which began in March, may continue until valuations reach less lofty levels--below those seen at the beginning of the year. While uncomfortable, this sort of correction can be healthy for the market over the long term and may present an excellent buying opportunity in the types of innovative, fast-growing companies we seek for our Fund. We remain committed to a wide array of companies in all sectors of the economy that have solid long-term growth prospects. We will continue to focus on companies that have open-ended opportunities, which we believe will facilitate their earnings and cash growth and give heightened visibility to their business model.

Past performance is no guarantee of future results.

(1) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S.companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

12

Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW

Berger New Generation Fund -
Investor Shares(*)

Comparison of Change in Value of Berger New Generation Fund;
Investor Shares vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                  160.26%
Three Year                                 75.22%
Life of Fund (3/29/96)                     50.76%

Berger New Generation Fund-
Investor Shares             $51,872
S&P 500 Index               $24,812

[GRAPH]

Berger New Generation Fund -
Institutional Shares(*)

Comparison of Change in Value of Berger New Generation Fund;
Institutional Shares vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                  157.79%
Three Year                                 74.66%
Life of Fund (3/29/96)                     50.40%

Berger New Generation Fund-
Institutional Shares             $1,284,497
S&P 500 Index                    $620,289

[GRAPH]

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. IPO's have made a significant contribution to the Fund's recent performance. There can be no assurance that such contribution will continue. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.

                       Berger Funds                                           13

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger New
Generation Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (96.98%)
Banks - West/Southwest (0.36%)
     47,730     Silicon Valley Bancshares*                          $  3,430,593
                                                                    ------------

Commercial Services - Advertising (1.57%)
     69,180     Lamar Advertising Co.*                                 3,147,690
     58,000     Omnicom Group                                          5,419,375
     80,000     Tmp Worldwide, Inc.*                                   6,220,000
                                                                    ------------
                                                                      14,787,065
                                                                    ------------

Computer - Local Networks (2.06%)
    219,320     Cisco Systems, Inc.*                                  16,956,177
    135,000     ESOFT Inc.*                                            2,463,750
                                                                    ------------
                                                                      19,419,927
                                                                    ------------

Computer - Manufacturers (1.29%)
    130,000     Sun Microsystems, Inc.*                               12,181,406
                                                                    ------------

Computer - Memory Devices (3.86%)
    113,920     EMC Corp.*                                            14,240,000
    300,000     Silicon Storage Technology, Inc.*                     22,162,500
                                                                    ------------
                                                                      36,402,500
                                                                    ------------

Computer - Optical Recognition (0.40%)
     80,000     Optical Robotics Corp.*                                3,760,000
                                                                    ------------

Computer - Services (1.37%)
    100,000     FutureLink Corp.*                                      2,512,500
    123,000     Internap Network Services Corp.*                       5,658,000
    134,075     MarchFirst, Inc.*                                      4,784,801
                                                                    ------------
                                                                      12,955,301
                                                                    ------------

Computer Software - Desktop (2.03%)
    115,210     Gemstar International Group Ltd.*                      9,908,060
    101,850     Macromedia, Inc.*                                      9,198,328
                                                                    ------------
                                                                      19,106,388
                                                                    ------------

Computer Software - Enterprise (5.58%)
    150,000     Caminus Corp.*                                         3,000,000
    155,000     Citrix Systems, Inc.*                                 10,268,750
     35,000     i2 Technologies, Inc.*                                 4,274,375
    200,290     New Era of Networks, Inc.*                             7,861,382
    122,030     SeaChange International, Inc.*                         7,520,098
    150,500     VERITAS Software Corp.*                               19,715,500
                                                                    ------------
                                                                      52,640,105
                                                                    ------------

Computer Software - Network (0.60%)
     48,580     ISS Group, Inc.*                                       5,659,570
                                                                    ------------

Electrical - Military Systems (0.79%)
     60,000     General Motors Corp. - Class H*                        7,470,000
                                                                    ------------


                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (96.98%) - continued
Electronic - Laser System/Component (0.03%)
     40,000     Laser Vision Centers, Inc.*                         $    277,500
                                                                    ------------

Electronic - Miscellaneous Components (2.42%)
    169,950     RF Micro Devices, Inc.*                               22,837,031
                                                                    ------------

Electronic - Semiconductor Equipment (2.93%)
    100,000     Applied Materials, Inc.*                               9,425,000
    140,000     Asyst Technologies, Inc.*                              8,190,000
     74,540     Infineon Technologies - ADR*                           4,281,391
     70,000     Teradyne, Inc.*                                        5,757,500
                                                                    ------------
                                                                      27,653,891
                                                                    ------------

Electronic - Semiconductor Manufacturing (5.27%)
    180,000     Applied Micro Circuits Corp.*                         27,011,250
    170,000     Conexant Systems, Inc.*                               12,070,000
     50,000     SDL Corp.*                                            10,643,750
                                                                    ------------
                                                                      49,725,000
                                                                    ------------

Electronic Products - Miscellaneous (1.72%)
    255,540     American Superconductor Corp.*                        11,371,530
    112,000     Symyx Technologies*                                    4,830,000
                                                                    ------------
                                                                      16,201,530
                                                                    ------------

Finance - Investment Bankers (1.14%)
    211,020     Knight/Trimark Group, Inc.*                           10,762,020
                                                                    ------------

Financial Services - Miscellaneous (1.30%)
    533,200     Concord EFS, Inc.*                                    12,230,275
                                                                    ------------

Internet - E*Commerce (1.07%)
    192,250     Neoforma.com Inc.*                                     3,148,093
    453,700     NextCard, Inc.*                                        6,940,192
                                                                    ------------
                                                                      10,088,285
                                                                    ------------

Internet - ISP/Content (2.25%)
     28,120     Akamai Technologies, Inc.*                             4,522,047
     26,050     Commerce One, Inc.*                                    3,887,962
     50,000     InfoSpace.com, Inc.*                                   7,271,875
    120,000     National Information Consortium, Inc.*                 4,170,000
     50,000     VIA NET.WORKS, Inc.*                                   1,328,125
                                                                    ------------
                                                                      21,180,009
                                                                    ------------

Internet - Network Security/Solutions (5.44%)
     68,700     Juniper Networks, Inc.*                               18,106,743
     70,830     Redback Networks, Inc.*                               21,244,573
     80,000     VeriSign, Inc.*                                       11,960,000
                                                                    ------------
                                                                      51,311,316
                                                                    ------------

14

Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger New
Generation Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (96.98%) - continued
Internet - Software (6.46%)
     18,450     Ariba, Inc.*                                        $  3,867,581
      5,000     ArrowPoint Communications, Inc.*                         592,421
     60,000     CMGI Inc.*                                             6,798,750
     51,580     FreeMarkets, Inc.*                                     6,241,180
    371,470     Healtheon/WebMD Corp.*                                 8,543,810
     390,00     Interactive Objects, Inc.*                             1,958,043
     80,730     OpenTV Corp.                                           9,556,413
     67,320     Phone.com, Inc.*                                      10,981,575
     59,340     SilverStream Software, Inc.*                           4,383,742
     50,000     Vignette Corp.*                                        8,012,500
                                                                    ------------
                                                                      60,936,015
                                                                    ------------

Media - Cable TV (4.38%)
    266,844     AT&T Corp. - Liberty Media Group*                     15,810,507
     38,200     Comcast Corp. - Class A                                1,575,750
  1,656,925     Comcast Corp. - Special Class A                        1,666,925
    208,400     EchoStar Communications Corp. -
                Class A*                                              16,463,600
    300,000     TCI Satellite Entertainment, Inc.*                     5,765,625
                                                                    ------------
                                                                      41,272,407
                                                                    ------------

Media - Radio/TV (5.52%)
     90,000     AMFM Inc.*                                             5,591,250
    137,950     CBS Corp.*                                             7,811,418
    114,719     Clear Channel Communications, Inc.*                    7,922,780
     60,000     Hispanic Broadcasting Corp.*                           6,795,000
     82,820     Pegasus Communications Corp.*                         11,656,915
    321,590     Spanish Broadcasting System, Inc.*                     7,542,290
     93,310     TV Guide, Inc.*                                        4,725,024
                                                                    ------------
                                                                      52,044,677
                                                                    ------------

Medical - Biomed/Genetics (5.47%)
     45,000     PE Corp. - Celera Genomics Group*                      4,120,312
    121,680     Diversa Corp.*                                         5,718,960
     70,560     Genentech, Inc.*                                      10,725,120
    160,000     Invitrogen Corp.*                                      9,290,000
    100,000     Medimmune, Inc.*                                      17,412,500
    108,780     Sequenom Inc.*                                         4,283,212
                                                                    ------------
                                                                      51,550,104
                                                                    ------------

Medical - Ethical Drugs (0.89%)
    150,000     Pharmacyclics, Inc.*                                   8,353,125
                                                                    ------------

Medical - Instruments (2.17%)
     51,740     Aclara Biosciences Inc.*                               2,040,496
    573,300     Eclipse Surgical Tech, Inc.*                           4,263,918
     80,000     Ventana Medical Systems, Inc.*@(X)                     3,144,048
    255,000     Ventana Medical Systems, Inc.*                        11,012,812
                                                                    ------------
                                                                      20,461,274
                                                                    ------------

Medical - Medical/Dental Services (0.88%)
    251,700     Accredo Health, Inc.*                                  8,337,562
                                                                    ------------


                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (96.98%) - continued
Medical - Outpatient/Home Care (0.12%)
    110,000     TLC Laser Eye Centers Inc.*                         $  1,106,875
                                                                    ------------

Medical - Products (2.05%)
     90,000     Caliper Technologies Corp.*                            7,278,750
    205,620     Guidant Corp.*                                        12,093,026
                                                                    ------------
                                                                      19,371,776
                                                                    ------------

Medical - Wholesale Drug/Sundries (1.59%)
    249,500     Allscripts, Inc.*                                     15,001,187
                                                                    ------------

Metal Products & Fabrication (0.53%)
    155,000     Maverick Tube Corp.*                                   5,027,812
                                                                    ------------

Oil & Gas - Drilling (3.47%)
    393,000     Global Marine Inc.*                                    9,972,375
    369,000     Marine Drilling Companies, Inc.*                      10,124,437
    269,000     Precision Drilling*                                    8,977,875
    186,000     R&B Falcon Corp.*                                      3,661,875
                                                                    ------------
                                                                      32,736,562
                                                                    ------------

Oil & Gas - Field Services (0.55%)
     70,000     BJ Services Co.*                                       5,171,250
                                                                    ------------

Oil & Gas - Machinery/Equipment (1.15%)
    351,450     National - Oilwell, Inc.*                             10,851,018
                                                                    ------------

Oil & Gas Production/Pipeline (1.94%)
    150,000     Enron Corp.                                           11,231,250
    447,970     Western Gas Resources, Inc.                            7,111,523
                                                                    ------------
                                                                      18,342,773
                                                                    ------------

Oil & Gas - U.S. Exploration & Production (2.59%)
     76,999     Devon Energy Corp.                                     3,739,263
    249,000     Louis Dreyfus Natural Gas Corp.*                       8,466,000
    440,000     Pennaco Energy, Inc.*                                  6,022,500
    307,500     Vintage Petroleum, Inc.                                6,188,437
                                                                    ------------
                                                                      24,416,200
                                                                    ------------

Telecommunications - Equipment (8.74%)
     39,530     Avanex Corp.*                                          5,998,677
    205,000     Crown Castle International Corp.*                      7,764,375
    148,000     JDS Uniphase Corp.*                                   17,843,250
    150,560     Next Level Communications, Inc.*                      16,373,400
     50,000     Powerwave Technologies, Inc.*                          6,250,000
    139,032     Sycamore Networks, Inc.*                              17,935,128
     50,000     Terayon Communication
                Systems, Inc.*                                        10,250,000
                                                                    ------------
                                                                      82,414,830
                                                                    ------------

                       Berger Funds                                           15

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (96.98%) - continued
Telecommunications - Services (5.00%)
     131,900        FirstCom Corp.*                                 $  4,509,352
      50,000        Nextlink Communications -
                    Class A*                                           6,184,375
     140,000        PT Pasifik Satelit Nusantara*                      3,552,500
     406,470        Qwest Communications
                    International, Inc.*                              19,713,795
     130,000        Teligent, Inc.*                                    8,685,625
      75,000        Winstar Communications, Inc.*                      4,500,000
                                                                    ------------
                                                                      47,145,647
                                                                    ------------

Total Common Stock
(Cost $621,041,680)                                                  914,620,806
                                                                    ------------

Preferred Stock - Convertible (0.64%)
Internet - ISP/Content (0.64%)
     396,417        netLibrary Inc. - Series C*@(X)                 $  6,001,753
                                                                    ------------
Total Preferred Stock - Convertible
(Cost $5,000,008)                                                      6,001,753
                                                                    ------------
Total Investments (Cost $626,041,688) (97.62%)                       920,622,559
Total Other Assets, Less Liabilities (2.38%)                          22,463,881
                                                                    ------------
Net Assets (100.00%)                                                $943,086,440
                                                                    ------------

* Non-income producing security.

ADR - American Depositary Receipt.

@ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

(X) Schedule of Restricted Securities and/or Illiquid Securities

                                                                       Fair Value
                            Date                         Fair            as a %
                          Acquired         Cost          Value        of Net Assets
                          --------         ----          -----        -------------
netLibrary Inc. -
Series C -               10/13/1999     $5,000,008     $6,001,753          0.63%
  Preferred Stock
Ventana Medical
Systems, Inc. -           3/27/2000     $3,200,000     $3,144,048          0.33%
  Common Stock

See notes to financial statements.

16

Berger Funds o March 31, 2000 Combined Semi-Annual Report

                            Ticker Symbol                                  BESLX
                            Fund Number                                      214
                            PORTFOLIO MANAGER COMMENTARY        TINO R. SELLITTO
Berger                                                             AMY K. SELNER
Select Fund                                                   MARK S. SUNDERHUSE
--------------------------------------------------------------------------------

Performance

In the fourth quarter 1999, technology stocks surged impressively. They continued their momentum through most of the first quarter 2000. On March 10, however, profit-taking and interest rate fears began to drive prices down, initiating a correction in these stocks. Investors then fled to lower-valuation sectors such as financials, consumer cyclicals and energy.

Rotation into large cap stocks began late in the first quarter, simultaneous with the weakness in technology stocks. This led to a one-month gain of more than 10% in the Standard & Poor's (S&P) 500 Index(1) in March. Against this backdrop, the Berger Select Fund (the "Fund") gained a strong 68.62% for the six months ended March 31, 2000, significantly outpacing the 17.50% return of the S&P 500 Index.

Period in Review

Individual stock selection was the key to the Fund's outperformance this reporting period. Some of the Fund's top ten holdings had notable returns, especially Cisco Systems, Sycamore Networks, and Sony Corporation.

Within technology, we continue to favor the companies with strong growth prospects relating to the broadband build-out and the Internet. Broadband companies provide the plumbing that enables broad acceptance of Internet applications and services. Among our holdings that contributed to performance are RF Micro Devices, a developer of wireless communication chips, and Redback Networks, a provider of advanced networking systems that enable carriers, cable operators and service providers to rapidly deploy high-speed access to the Internet and corporate networks.

Charles Schwab rallied from its fourth quarter decline as investors focused on the company's rapid asset inflows and the increase in earnings and revenue estimates.

Energy companies, such as Ensco International, turned in stellar performances, particularly in the first quarter 2000. Supply-and-demand fundamentals are quite favorable in this sector, and we believe that strong earnings potential continues to exist.

On the down side, poor performers included Spanish Broadcasting and Clear Channel Communications. We expect both of these stocks to perform well as their fundamentals play out over the next two to five years. Clear Channel was the victim of profit-taking and short-selling pressure after its recent acquisition of SFX. We are optimistic about this acquisition, however, and expect it to add to Clear Channel's growth rate over the next 24-36 months.

Looking Ahead

We look for more volatility in the second quarter as the market digests more potential rate increases by the Federal Reserve Board and tries to cope with high valuations of premier growth companies. Once the market comes to terms with these two major issues, we believe market leadership will be regained by those companies delivering strong long-term growth.



Past performance is no guarantee of future results.

(1) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

                       Berger Funds                                           17

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger Select Fund

Comparison of Change in Value of Berger Select Fund vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                   85.24%
Life of Fund (12/31/97)                    72.77%

Berger Select Fund          $24,621
S&P 500 Index               $14,130

[GRAPH]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. IPO's have made a significant contribution to the Fund's recent performance. There can be no assurance that such contribution will continue. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (96.31%)
Commercial Services - Advertising (1.80%)
     65,000     Lamar Advertising Co.*                              $  2,957,500
                                                                    ------------

Computer - Local Networks (6.57%)
    140,000     Cisco Systems, Inc.*                                  10,823,750
                                                                    ------------

Computer - Services (3.56%)
    164,350     MarchFirst, Inc.*                                      5,865,240
                                                                    ------------

Electronic - Miscellaneous Components (2.69%)
     33,000     RF Micro Devices, Inc.*                                4,434,375
                                                                    ------------

Finance - Investment Bankers (3.52%)
    101,930     Schwab (Charles) Corp.                                 5,790,898
                                                                    ------------

Financial Services - Miscellaneous (6.25%)
    449,000     Concord EFS, Inc.*                                    10,298,937
                                                                    ------------

Household - Audio/Video (3.08%)
     18,100     Sony Corp. - Sponsored ADR                             5,070,268
                                                                    ------------

                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (96.31%) - continued
Internet - ISP/Content (3.52%)
     15,626     Akamai Technologies, Inc.*                          $  2,512,856
     47,100     Internet Initiative - Sponsored ADR*                   3,285,225
                                                                    ------------
                                                                       5,798,081
                                                                    ------------

Internet - Network Security/Solutions (23.15%)
     55,500     Juniper Networks, Inc.*                               14,627,718
     37,400     Redback Networks Inc.*                                11,217,662
     75,000     Sapient Corp.*                                         6,290,625
     40,000     VeriSign, Inc.*                                        5,980,000
                                                                    ------------
                                                                      38,116,005
                                                                    ------------

Internet - Software (10.21%)
    100,000     Agile Software Corp.*                                  6,250,000
     93,200     CMGI Inc.*                                            10,560,725
                                                                    ------------
                                                                      16,810,725
                                                                    ------------

Media - Radio/TV (7.36%)
    143,100     Clear Channel Communications, Inc.*                    9,882,843
     95,000     Spanish Broadcasting System, Inc.*                     2,228,046
                                                                    ------------
                                                                      12,110,889
                                                                    ------------

18

Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger
Select Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
Shares/Par Value                                                           Value
----------------                                                  --------------
Common Stock (96.31%) - continued
Medical - Biomed/Genetics (4.75%)
     51,500     Genentech, Inc.*                                 $  7,828,000
                                                                 ------------

Medical - Products (1.98%)
     55,500     Guidant Corp.*                                      3,264,093
                                                                 ------------

Oil & Gas - Drilling (4.03%)
    183,700     ENSCO International Inc.                            6,636,162
                                                                 ------------

Telecommunications - Equipment (13.84%)
    176,648     Sycamore Networks, Inc.*                           22,787,592
                                                                 ------------
Total Common Stock
(Cost $102,142,820)                                               158,592,515

Repurchase Agreement (1.12%)
  $1,842,000     State Street Repurchase Agreement,
                 6.05% dated March 31, 2000 to
                 be repurchased at $1,842,916 on
                 April 3, 2000, collateralized by
                 FNMA Agency Note, 6.40% -
                 December 21, 2001, with a value
                 of $1,881,076                                      1,842,000
                                                                 ------------
Total Repurchase Agreement
(Cost $1,842,000)                                                   1,842,000
Total Investments (Cost $103,984,820) (97.43%)                    160,434,515
Total Other Assets, Less Liabilities (2.57%)                        4,238,352
Net Assets (100.00%)                                             $164,672,867
                                                                 ------------

* Non-income producing security.
ADR - American Depositary Receipt.
FNMA - Federal National Mortgage Association.

See notes to financial statements.

                       Berger Funds                                           19

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

                              Ticker Symbol - Investor Shares              BESCX
                                            - Institutional Shares           N/A
                              Fund Number   - Investor Shares                345
Berger Small Company                        - Institutional Shares           915
Growth Fund                   PORTFOLIO MANAGER COMMENTARY         AMY K. SELNER
--------------------------------------------------------------------------------

Performance

The Berger Small Company Growth Fund (the "Fund") had a very strong fiscal first half ending March 31, 2000, gaining 90.96% (Investor Shares) and 89.48% (Institutional Shares) while the Russell 2000 Index(1) and Russell 2000 Growth(2) Index rose 26.83% and 45.77%, respectively.

The Russell 2000 Index remained very strong during the fourth quarter of 1999, through March 10 in the first quarter of 2000. This corresponded with the strong move in technology stocks and small caps over the same period when profit-taking and continued interest rate fears set in. The ensuing weeks to quarter end marked the beginning of a correction in small cap and technology stocks. From their highs, this move stole more than 11% in performance from the Russell 2000 Index and 16% from the Russell 2000 Growth Index in the first quarter alone. Investors fled to large cap stocks, which are perceived to be less risky in volatile markets, as well as to lower-valuation sectors such as financials, consumer cyclicals and energy. This rotation to large cap stocks led to the S&P 500 Index(3) rise of more than 10% in the last month of the first quarter, simultaneous to the weakness in small caps and technology stocks.

Period in Review

The dramatic fourth-quarter 1999 rise in technology stocks ended March 10, when profit taking, interest rate fears and liquidity issues triggered the correction. Prior to that many tech stocks had jumped more than 100% from the market's October low.

Within technology, we continue to focus on companies assisting businesses in transitioning to conducting their business over the Internet. Within software, both Primus and Onyx Software enable companies to embrace the Internet and contributed to performance during the two quarters. Also within this theme lies the technology service companies that provide strategic Internet consulting services. Forrester is a strong holding in this segment. We continue to favor the semiconductor stocks, including Cree Research. Visibility remains strong within the semiconductor capital equipment companies as well. These companies provide the actual tools for building semiconductors.

Within healthcare, the biotechnology sector went on a roller coaster ride. After tremendous strength in the fourth quarter of 1999 and the first two months of 2000, the group broke down in March 2000. Profit-taking, excessive equity issuance and confusion around the potential for genomics, the study of mapping and sequencing genes, led to the downfall. The long-term fundamentals for this group are stronger than ever. We believe the biotech industry continues to acquire critical mass as genomics and combinatorial chemistry, the process that helps increase the efficiency of the drug development timeline, lead to an explosion in new drug targets.

Within the consumer sector, radio stocks have been very volatile as well. Radio stocks gave back most of their strong fourth-quarter gains during the first quarter as high valuations led to profit-taking. We continue to favor the long-term growth prospects for Emmis Communications within this industry.

Our energy exposure had stellar performance in the first quarter of 2000 after being relatively flat in the fourth quarter of 1999. Supply-and-demand fundamentals are quite favorable, and strong earnings potential exists. The strength in the drilling industry reflects the move to a recovery in day rates and utilization over the next twelve months. We believe that we are in the early stages of a long-term recovery and the onshore drilling stocks are leading the way. Contract driller Pride International has been a strong performer for the fund.

Looking Ahead

We are cautious in our outlook for small caps and the market in the short term. If economic metrics continue to show an overheating economy, interest rates will continue to creep up, and the market may continue to be volatile and move sideways as we enter the slower summer period. We estimate that this correction in technology stocks may continue until their valuations are below the levels we saw at the beginning of this year. While uncomfortable, this sort of correction should be healthy for the market over the long term and may present an excellent buying opportunity in the strongest growth stocks.

Past performance is no guarantee of future results.

(1) The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.

(2) The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which consists of common growth stocks included in the Russell 2000 Index. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios. It is a generally recognized indicator used to measure overall small company growth stock performance in the U.S. stock market. One cannot invest directly in an index.

(3) The S&P 500 is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

20

Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger Small Company Growth Fund -
Investor Shares(*)

Comparison of Change in Value of Berger Small Company
Growth Fund; Investor Shares vs. Russell 2000 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                  146.18%
Three Year                                 49.02%
Five Year                                  34.83%
Life of Fund (12/30/93)                    30.30%

Berger Small Company Growth Fund-
Investor Shares             $52,289
Russell 2000 Index          $22,747

[GRAPH]

--------------------------------------------------------------------------------

Berger Small Company Growth Fund -
Institutional Shares(*)

Comparison of Change in Value of Berger Small Company
Growth Fund; Institutional Shares vs. Russell 2000 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                  144.27%
Three Year                                 48.64%
Five Year                                  34.62%
Life of Fund (12/30/93)                    30.14%

Berger Small Company Growth Fund-
Institutional Shares        $1,297,121
Russell 2000 Index          $568,682

[GRAPH]

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.

                       Berger Funds                                           21

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Small Company
Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (99.64%)
Banks - West/Southwest (0.56%)
    117,290     Silicon Valley Bancshares*                          $  8,430,218
                                                                    ------------

Building - Heavy Construction (2.03%)
    631,790     Dycom Industries, Inc.*                               30,799,762
                                                                    ------------

Commercial Services - Miscellaneous (5.45%)
    270,640     Diamond Technology Partners, Inc.*                    17,794,580
    641,580     Forrester Research, Inc.*#                            34,805,715
    588,040     The Corporate Executive Board Co.*                    29,843,030
                                                                    ------------
                                                                      82,443,325
                                                                    ------------

Commercial Services - Schools (1.14%)
    565,360     Devry, Inc.*                                          17,243,480
                                                                    ------------

Computer - Optical Recognition (0.82%)
    779,260     Robotic Vision Systems, Inc.*                         12,468,160
                                                                    ------------

Computer - Services (1.69%)
    218,320     Internap Network Services Corp.*                      10,042,720
    435,050     MarchFirst, Inc.*                                     15,525,846
                                                                    ------------
                                                                      25,568,566
                                                                    ------------

Computer Software - Desktop (1.72%)
    288,080     Macromedia, Inc.*                                     26,017,225
                                                                    ------------

Computer Software - Educational/Entertainment (1.48%)
    486,950     Smartforce PLC - Sponsored ADR*                       22,338,831
                                                                    ------------

Computer Software - Enterprise (4.14%)
    243,600     Mercury Interactive Corp.*                            19,305,300
  1,035,000     ONYX Software Corp.*#                                 32,990,625
    288,780     SAGA Systems, Inc.*                                   10,323,885
                                                                    ------------
                                                                      62,619,810
                                                                    ------------

Electrical - Scientific Instruments (1.61%)
    180,000     Newport Corp.*                                        24,300,000
                                                                    ------------

Electronic - Laser System/Component (1.72%)
    522,060     Cymer, Inc.*                                          26,103,000
                                                                    ------------

Electronic - Semiconductor Equipment (8.58%)
    268,803     Applied Materials, Inc.*                              25,334,665
    460,230     DuPont Photomasks, Inc.*                              26,664,575
    585,530     Mattson Technology, Inc.*                             24,958,216
    474,480     PRI Automation, Inc.*                                 29,002,590
    323,930     Veeco Instruments Inc.*                               23,970,820
                                                                    ------------
                                                                     129,930,866
                                                                    ------------

Electronic - Semiconductor Manufacturing (4.51%)
    173,500     Applied Micro Circuits Corp.*                         26,035,843
    208,790     Cree Research Inc.*                                   23,567,171
    500,000     PLX Technology, Inc.*                                 18,617,187
                                                                    ------------
                                                                      68,220,201
                                                                    ------------



                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (99.64%) - continued
Electronic Products - Miscellaneous (5.19%)
    480,930     American Superconductor Corp.*                      $ 21,401,385
    241,440     Proxim, Inc.*                                         28,897,350
  1,164,280     Universal Electronics Inc.* #                         28,233,790
                                                                    ------------
                                                                      78,532,525
                                                                    ------------

Finance - Mortgage & Related Services (0.16%)
    331,700     Resource America, Inc.                                 2,404,825
                                                                    ------------

Finance - Savings & Loans (0.26%)
    172,720     Webster Financial Corp.                                3,972,560
                                                                    ------------

Financial Services - Miscellaneous (0.65%)
    255,060     Metris Companies Inc.                                  9,915,457
                                                                    ------------

Insurance - Brokers (0.57%)
    289,010     Pre-Paid Legal Services, Inc.*                         8,579,984
                                                                    ------------

Internet - E*Commerce (0.38%)
    194,420     Ebenx Inc.*                                            5,735,390
                                                                    ------------

Internet - ISP/Content (1.00%)
    101,620     Commerce One, Inc.*                                   15,166,785
                                                                    ------------

Internet - Network Security/Solutions (3.37%)
     49,600     Redback Networks Inc.*                                14,876,900
    143,010     Sapient Corp.*                                        11,994,963
    310,580     Spyglass, Inc.*                                       24,084,508
                                                                    ------------
                                                                      50,956,371
                                                                    ------------

Internet - Software (5.69%)
    320,660     Agile Software Corp.*                                 20,041,250
     77,400     Ariba, Inc.*                                          16,224,975
    123,400     CMGI Inc.*                                            13,982,762
    416,770     Primus Knowledge Solutions*                           35,842,220
                                                                    ------------
                                                                      86,091,207
                                                                    ------------

Media - Periodicals (0.25%)
    138,900     Martha Stewart Living - Class A*                       3,750,300
                                                                    ------------

Media - Radio/TV (6.77%)
    383,840     Cox Radio, Inc.*                                      32,242,560
    330,650     Cumulus Media Inc. - Class A*                          4,753,093
    550,040     Emmis Communications Corp.*                           25,576,860
    140,250     Hispanic Broadcasting Corp.*                          15,883,312
    295,960     Salem Communications Corp.*                            3,533,022
    333,920     SBS Broadcasting SA*                                  20,536,080
                                                                    ------------
                                                                     102,524,927
                                                                    ------------

22

Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Small Company
Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                        March 31, 2000
                                                                        --------------
Shares                                                                           Value
------                                                                  --------------
Common Stock (99.64%) - continued
Medical - Biomed/Genetics (10.61%)
       670,220     BioCryst Pharmaceuticals, Inc.*                      $   18,305,383
       717,620     Cephalon, Inc.*                                          26,910,750
     1,173,580     Creative Biomolecules, Inc.*                             11,625,776
       153,070     Diversa Corp.*                                            7,194,290
       131,200     IDEC Pharmaceuticals Corp.*                              12,890,400
       307,090     Invitrogen Corp.*                                        17,830,413
       500,000     LightPath Technologies, Inc. -
                   Class A*#                                                22,562,500
       139,700     Medimmune, Inc.*                                         24,325,262
        62,900     Myriad Genetics Inc.*                                     3,789,725
       513,720     Regeneron Pharmaceuticals, Inc.*                         15,186,847
                                                                        --------------
                                                                           160,621,346
                                                                        --------------

Medical - Ethical Drugs (2.67%)
       912,010     PathoGenesis Corp.*#                                     20,748,227
       353,880     Pharmacyclics, Inc.*                                     19,706,692
                                                                        --------------
                                                                            40,454,919
                                                                        --------------

Medical - Instruments (3.77%)
        43,990     Aclara Biosciences Inc.*                                  1,734,855
       673,910     IDEXX Laboratories, Inc.*                                15,710,526
       542,500     Ventana Medical Systems, Inc.*                           23,429,218
        90,000     Ventana Medical Systems, Inc.*@(X)                        3,537,054
       342,300     Visible Genetics Inc.*                                   12,665,100
                                                                        --------------
                                                                            57,076,753
                                                                        --------------

Medical - Medical/Dental Services (1.04%)
       476,520     Accredo Health, Inc.*#                                   15,784,725
                                                                        --------------

Medical - Wholesale Drug/Sundries (3.34%)
       528,970     Allscripts, Inc.*                                        31,804,321
       372,520     Priority Healthcare Corp.*                               18,719,130
                                                                        --------------
                                                                            50,523,451
                                                                        --------------

Metal Products & Fabrication (1.00%)
       464,840     Maverick Tube Corp.*                                     15,078,247
                                                                        --------------

Oil & Gas - Drilling (3.96%)
       743,950     Marine Drilling Companies, Inc.*                         20,412,147
       512,160     Patterson Energy, Inc.*                                  16,261,080
     1,020,800     Pride International Inc.*                                23,287,000
                                                                        --------------
                                                                            59,960,227
                                                                        --------------

Oil & Gas - Field Services (1.79%)
       961,120     Veritas DGC, Inc.*                                       27,031,500
                                                                        --------------

Oil & Gas - Machinery/Equipment (1.43%)
       700,000     National-Oilwell, Inc.*                                  21,612,500
                                                                        --------------

Oil & Gas - U.S. Exploration & Production (0.55%)
       168,460     Stone Energy Corp.*                                       8,296,655
                                                                        --------------

                                                                        March 31, 2000
                                                                        --------------
Shares                                                                           Value
------                                                                  --------------
Common Stock (99.64%) - continued
Retail - Consumer Electric (0.54%)
       185,130     Tweeter Home Entertainment
                   Group, Inc.*                                         $    8,192,002
                                                                        --------------

Retail - Miscellaneous Diversified (1.64%)
       484,340     Michaels Stores, Inc.*                                   19,736,855
       383,480     The Right Start, Inc.*#                                   5,129,045
                                                                        --------------
                                                                            24,865,900
                                                                        --------------

Retail - Super/Mini-Markets (1.44%)
       525,140     Whole Foods Market, Inc.*                                21,760,488
                                                                        --------------

Telecommunications - Equipment (2.33%)
       162,100     Powerwave Technologies, Inc.*                            20,262,500
       283,120     Tollgrade Communications Inc.*                           15,005,360
                                                                        --------------
                                                                            35,267,860
                                                                        --------------

Telecommunications - Services (3.79%)
       346,280     Advanced Radio Telecom Corp.*                            11,470,525
     1,250,000     Metrocall Inc.*                                          12,500,000
       426,410     Viatel, Inc.*                                            21,400,451
       900,000     Weblink Wireless Inc.*                                   12,037,500
                                                                        --------------
                                                                            57,408,476
                                                                        --------------

Total Common Stock
(Cost $1,029,538,445)                                                    1,508,048,824
                                                                        --------------

Preferred Stock - Non-Convertible (0.11%)
Computer - Peripheral Equipment (0.11%)
       665,000     Candescent Technologies Corp.*@(X)                   $    1,662,500
                                                                        --------------
Total Preferred Stock - Non-Convertible
(Cost $3,657,500)                                                            1,662,500
                                                                        --------------
Total Investments (Cost $1,033,195,945) (99.75%)                         1,509,711,324
Total Other Assets, Less Liabilities (0.25%)                                 3,802,601
                                                                        --------------
Net Assets (100.00%)                                                    $1,513,513,925
                                                                        --------------

* Non-income producing security.

ADR - American Depositary Receipt.

@ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

# The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with affiliates for the six months ended March 31, 2000:

                                           Accredo         Forrester
                                        Health, Inc.    Research, Inc.
                                        ------------    --------------
Market Value at 9/30/99                 $  8,690,850               --
Purchases at Cost                          1,237,545     $ 31,410,372
Sales at Cost                                     --               --
Change in Unrealized
  Appreciation/(Depreciation)              5,856,330        3,395,343
                                        ------------     ------------
Market Value at 3/31/2000               $ 15,784,725     $ 34,805,715
                                        ------------     ------------
Dividend Income                                   --               --
Realized Gain (Loss)                              --               --

                       Berger Funds                                           23

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                      LightPath
                                                 Technologies, Inc.-       ONYX
                                                       Class A        Software Corp.
                                                 -------------------  --------------
Market Value at 9/30/99                                        --                --
Purchases at Cost                                    $ 18,106,319      $ 30,820,398
Sales at Cost                                                  --                --
Change in Unrealized
  Appreciation/(Depreciation)                           4,456,181         2,170,227
                                                     ------------      ------------
Market Value at 3/31/2000                            $ 22,562,500      $ 32,990,625
                                                     ------------      ------------
Dividend Income                                                --                --
Realized Gain (Loss)                                           --                --

                                                       Paradigm        PathoGenesis
                                                   Geophysical Ltd.        Corp.
                                                   ----------------    ------------
Market Value at 9/30/99                              $  3,389,546                --
Purchases at Cost                                              --      $ 23,225,657
Sales at Cost                                          (4,104,100)               --
Change in Unrealized
  Appreciation/(Depreciation)                             714,554        (2,477,430)
                                                     ------------      ------------
Market Value at 3/31/2000                                      --      $ 20,748,227
                                                     ------------      ------------
Dividend Income                                                --                --
Realized Gain (Loss)                                 $   (787,461)               --

                                                      The Right         Universal
                                                      Start, Inc     Electronics Inc.
                                                     ------------    ----------------
Market Value at 9/30/99                                        --      $ 10,262,875
Purchases at Cost                                    $  6,485,403         5,658,861
Sales at Cost                                                  --                --
Change in Unrealized
  Appreciation/(Depreciation)                          (1,356,358)       12,312,054
                                                     ------------      ------------
Market Value at 3/31/2000                            $  5,129,045      $ 28,233,790
                                                     ------------      ------------
Dividend Income                                                --                --
Realized Gain (Loss)                                           --                --

(X) Schedule of Restricted Securities and/or Illiquid Securities


                                                                        Fair Value
                             Date                        Fair             as a %
                           Acquired        Cost          Value        of Net Assets
                           --------     ----------     ----------     -------------
Candescent
Technologies
Corp.-                     5/1/1996     $3,657,500     $1,662,500           0.11%
 Preferred Stock
Ventana Medical

Systems, Inc.-            3/27/2000     $3,600,000     $3,537,054           0.23%
 Common Stock

See notes to financial statements.

24

Berger Funds o March 31, 2000 Combined Semi-Annual Report

                         Ticker Symbol - Investor Shares                   BSCVX
                                       - Institutional Shares              BSVIX
                         Fund Number   - Investor Shares                     120
                                       - Institutional Shares                403
Berger Small Cap         PORTFOLIO MANAGER COMMENTARY          ROBERT H. PERKINS
Value Fund                                                     THOMAS M. PERKINS
--------------------------------------------------------------------------------
Performance

For the six-month period ended March 31, 2000, the Berger Small Cap Value Fund (the "Fund") gained 9.37% (Investor Shares) and 9.50% (Institutional Shares). While this significantly lagged the 26.83% return of the Russell 2000 Index,(1) it outperformed the 5.41% return of the Russell 2000 Value Index.(2)

Growth was again the favored investment style this reporting period, as evidenced by the 45.77% gain in the Russell 2000 Growth Index.(3) Yet, over the Fund's 13-year history, growth and value styles have delivered very similar average annual returns--11.1% for growth and 10.6% for value. These styles seldom perform in lockstep; instead, there are cycles of underperformance and outperformance. In the past 13 years, for example, value outperformed growth in seven of those years and growth outperformed value in six years. The percentage of outperformance was nearly identical in both cases: value led growth by an average margin of 10.6% and growth led value by an average margin of 10.2%.

Period in Review

Our holdings in the energy sector were positive contributors to Fund performance. We initiated investments in energy when oil prices were in the low teens. Using the supply-and-demand theory, we correctly surmised that low prices were causing reduced production and that a cyclical recovery was inevitable. Our timely investments in the sector led to gains in some holdings that ranged from 20% to 120% this reporting period. We are taking profits and scaling back our exposure to this sector.

Financials--our single largest sector--dragged down Fund performance, even though the companies in our portfolio continued to experience strong loan growth and fee income, and continue to buy back stock. The financials sector has significantly underperformed the market because of continued concerns over rising interest rates, even after five rate hikes by the Federal Reserve Board since mid-1999. We remain committed to this sector, however, because its near-term problems have depressed earnings multiples to attractive levels relative to the general market.

We recently committed a significant portion of Fund assets to the homebuilding and insurance industries. Both groups are selling at or beneath their all-time low valuations because of the market's overdiscounting of short-term problems. We believe the correction of these problems to be an economic inevitability.

In the insurance industry, weakness in policy prices is being corrected, and premium rates are being aggressively increased. Therefore, we have expanded investment in two portfolio companies, Old Republic and IPC Holdings. These companies have excess capital, strong industry positions, proven management and stock prices that are 75% below their two-year highs.

In the homebuilding group, we have made investments in Lennar and Pulte. Because of the market's knee-jerk reaction to higher interest rates, these stocks have declined about 55% from their previous highs. At these prices, our investments are trading at five to six times estimated 2000 earnings--levels that haven't been this low since housing starts declined 30% in 1990.

Looking Ahead

In the past two-and-one-half years, there has been a huge disparity in performance of growth stocks and value stocks. This is an indication, in our opinion, of the unprecedented excesses, both positive and negative, that exist in the market today--and that we have referred to in previous communications. Investor preoccupation with large companies having a high rate of short-term momentum has created relative valuations in the small company value area not seen in more than 30 years. We continue to believe that capital will, in the long term, flow to investments providing the best returns with the lowest risk. In the meantime, we will continue to seek investments with the type of risk-reward profile that enables us to maintain a portfolio that delivers above-average long-term returns at below-average risk

Past performance is no guarantee of future results.

(1) The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.

(2) The Russell 2000 Value Index is an unmanaged index, with dividends reinvested, which consists of common value stocks included in the Russell 2000 Index. Companies in this index tend to exhibit lower price-to-book and price-earnings ratios. It is a generally recognized indicator used to measure overall small company value stock performance in the U.S. stock market. One cannot invest directly in an index.

(3) The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which consists of common growth stocks included in the Russell 2000 Index. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios. It is a generally recognized indicator used to measure overall small company growth stock performance in the U.S. stock market. One cannot invest directly in an index.

                       Berger Funds                                           25

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger Small Cap Value Fund -
Investor Shares*

Comparison of Change in Value of Berger Small Cap Value Fund;
Investor Shares vs. Russell 2000 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                   25.35%
Five Year                                  18.82%
Ten Year                                   14.58%

Berger Small Cap Value Fund-
Investor Shares             $39,006
Russell 2000 Index          $38,519

[GRAPH]

Berger Small Cap Value Fund -
Institutional Shares*

Comparison of Change in Value of Berger Small Cap Value Fund;
Institutional Shares vs. Russell 2000 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                   25.73%
Five Year                                  19.09%
Ten Year                                   14.71%

Berger Small Cap Value Fund-
Institutional Shares        $986,047
Russell 2000 Index          $962,986

[GRAPH]

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data for the Investor Shares include periods prior to the adoption of class designations on February 14, 1997, and therefore do not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares. This would have reduced the Investor Shares' return.

26

Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Small Cap
Value Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (91.29%)
Banks - Midwest (1.21%)
    500,000     Associated Banc-Corp.                               $ 14,937,500
                                                                    ------------

Banks - Northeast (5.70%)
    315,000     Community Bank Systems, Inc.                           7,185,943
    770,000     Community First Bankshares                            12,320,000
    660,000     F.N.B. Corp.                                          12,127,500
  1,600,000     Peoples Heritage Financial
                Group, Inc.                                           24,000,000
  1,496,890     Seacoast Financial Services Corp.#                    14,781,788
                                                                    ------------
                                                                      70,415,231
                                                                    ------------

Banks - Southeast (2.87%)
    800,000     CCB Financial Corp.                                   35,400,000
                                                                    ------------

Banks - West/Southwest (0.67%)
    600,000     InterWest Bancorp, Inc.                                8,250,000
                                                                    ------------

Building - Mobile/Manufacturing & RV (0.40%)
    850,000     Champion Enterprises Inc.*                             4,887,500
                                                                    ------------

Building - Paint & Allied Products (1.65%)
  1,850,000     RPM, Inc.                                             20,350,000
                                                                    ------------

Building - Residential/Commercial (4.11%)
  1,000,000     Lennar Corp.                                          21,687,500
  1,395,250     Pulte Corp.                                           29,125,843
                                                                    ------------
                                                                      50,813,343
                                                                    ------------

Building Products- Wood (2.80%)
    710,000     Rayonier Inc.                                         34,612,500
                                                                    ------------

Chemicals - Plastics (1.93%)
  1,800,000     A. Schulman, Inc.#                                    23,850,000
                                                                    ------------

Commercial Services - Staffing (3.21%)
  1,575,000     Interim Services Inc.*                                29,235,937
  1,150,000     Romac International, Inc.*                            10,421,875
                                                                    ------------
                                                                      39,657,812
                                                                    ------------

Computer - Graphics (0.90%)
    736,810     Mentor Graphics Corp.*                                11,144,251
                                                                    ------------

Computer - Peripheral Equipment (0.54%)
    560,210     AVT Corp.*                                             6,617,480
                                                                    ------------


                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (91.29%) - continued
Computer - Services (2.80%)
    820,000     Complete Business Solutions, Inc.*                  $ 18,347,500
    950,000     Computer Horizons Corp.*                              16,268,750
                                                                    ------------
                                                                      34,616,250
                                                                    ------------

Computer Software - Enterprise (2.13%)
    600,000     JDA Software Group Inc.*                               8,775,000
  1,295,000     Structural Dynamics Research Corp.*                   17,482,500
                                                                    ------------
                                                                      26,257,500
                                                                    ------------

Diversified Operations (3.80%)
  2,600,000     Federal Signal Corp.#                                 46,962,500
                                                                    ------------

Electrical - Control Instruments (1.78%)
    900,000     Circor International Inc.*#                           11,981,250
    810,000     Watts Industries, Inc.                                10,023,750
                                                                    ------------
                                                                      22,005,000
                                                                    ------------

Finance - Equity REIT (12.59%)
    550,000     EastGroup Properties, Inc.                            11,825,000
    840,000     Gables Residential Trust                              18,900,000
    650,000     Highwoods Properties, Inc.                            13,812,500
    785,000     Home Properties of New York, Inc.                     20,998,750
  1,000,000     IRT Property Co.                                       8,000,000
    300,000     Parkway Properties, Inc.                               8,831,250
  1,200,000     Plum Creek Timber Co. Inc.                            29,550,000
    880,000     Prentiss Properties Trust                             19,635,000
  1,250,000     Summit Properties, Inc.                               23,906,250
                                                                    ------------
                                                                     155,458,750
                                                                    ------------

Finance - Public Investment Fund - Foreign (1.20%)
  1,365,000     Morgan Stanley Asia Pacific
                Fund, Inc.*                                           14,844,375
                                                                    ------------

Finance - Savings & Loans (3.29%)
  1,815,960     Republic Security Financial Corp.                     11,917,237
    336,500     Warren Bancorp, Inc.                                   2,229,312
  1,150,000     Webster Financial Corp.                               26,450,000
                                                                    ------------
                                                                      40,596,549
                                                                    ------------

Food - Miscellaneous Preparation (0.28%)
  1,470,000     Vlasic Foods International Inc.*                       3,491,250
                                                                    ------------

                       Berger Funds                                           27

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                       March 31, 2000
                                                                       --------------
Shares                                                                          Value
------                                                                 --------------
Common Stock (91.29%) - continued
Insurance - Property/Casualty/Title (4.80%)
     1,500,000     IPC Holdings Ltd.#                                  $   18,000,000
     3,000,000     Old Republic International Corp.                        41,000,000
                                                                       --------------
                                                                           59,250,000
                                                                       --------------

Machinery - General/Industrial (2.53%)
       950,000     Flowserve Corp.                                         12,231,250
     1,500,000     Hussmann International, Inc.                            19,031,250
                                                                       --------------
                                                                           31,262,500
                                                                       --------------

Medical - Medical/Dental Services (2.05%)
     2,100,000     Omnicare, Inc.                                          25,331,250
                                                                       --------------

Medical - Nursing Homes (1.09%)
     1,000,000     Manor Care, Inc.*                                       13,500,000
                                                                       --------------

Medical/Dental - Supplies (1.00%)
     1,200,000     Steris Corp.*                                           12,300,000
                                                                       --------------

Office Equipment - Equipment & Automation (3.07%)
     1,470,000     HON Industries, Inc.                                    37,852,500
                                                                       --------------

Oil & Gas - Field Services (1.79%)
     1,900,000     Key Energy Group*                                       22,087,500
                                                                       --------------


Oil & Gas - U.S. Exploration & Production (5.74%)
       240,000     Barrett Resources Corp.*                                 7,155,000
       751,000     Chieftain International, Inc.*                          15,113,875
       521,070     Evergreen Resources, Inc.*                              12,603,380
       547,830     Mitchell Energy & Development
                   Corp.*                                                  12,052,260
       729,560     Noble Affiliates, Inc.                                  23,938,687
                                                                       --------------
                                                                           70,863,202
                                                                       --------------

Retail - Apparel/Shoe (3.63%)
     1,000,000     AnnTaylor Stores Corp.*                                 23,000,000
       420,000     Payless ShoeSource, Inc.*                               21,813,750
                                                                       --------------
                                                                           44,813,750
                                                                       --------------

                                                                       March 31, 2000
                                                                       --------------
Shares                                                                          Value
------                                                                 --------------
Common Stock (91.29%) - continued
Retail - Miscellaneous Diversified (1.83%)
     2,200,000     Pier 1 Imports, Inc.                                $   22,550,000
                                                                       --------------

Retail - Restaurants (0.79%)
     1,540,000     Landry's Seafood Restaurants, Inc.#                      9,817,500
                                                                       --------------

Retail - Super/Mini-Markets (0.70%)
       800,000     Casey's General Stores, Inc.                             8,700,000
                                                                       --------------

Retail/Wholesale - Auto Parts (1.49%)
     1,000,000     Keystone Financial, Inc.                                18,375,000
                                                                       --------------
Shoes & Related Apparel (2.13%)
     2,387,840     Wolverine World Wide, Inc.#                             26,266,240
                                                                       --------------

Textile - Apparel Manufacturing (0.50%)
       427,850     Tommy Hilfiger Corp.*                                    6,203,825
                                                                       --------------

Transportation - Shipping (0.96%)
       664,510     Knightsbridge Tankers Ltd.                              11,836,584
                                                                       --------------

Transportation - Truck (1.79%)
       792,000     Knight Transportation, Inc.*#                           13,860,000
       400,000     Swift Transportation Co., Inc.*                          8,200,000
                                                                       --------------
                                                                           22,060,000
                                                                       --------------

Trucks & Parts - Heavy Duty (1.55%)
     1,700,000     Stewart & Stevenson Services, Inc.#                     19,125,000
                                                                       --------------

Total Common Stock
(Cost $1,087,839,847)                                                   1,127,362,642
                                                                       --------------

Repurchase Agreement (4.37%)
   $54,007,000     State Street Repurchase Agreement,
                   6.05% dated March 31, 2000 to
                   be repurchased at $54,033,856 on
                   April 3, 2000, collateralized by
                   FHLB Agency Note, 5.875% -
                   September 17, 2001 with a
                   value of $55,087,688                                    54,007,000
                                                                       --------------

Total Repurchase Agreement
(Cost $54,007,000)                                                         54,007,000
                                                                       --------------

28

Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Small Cap
Value Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      March 31, 2000
                                                                      --------------
Par Value                                                                      Value
---------                                                             --------------
U.S. Government Agency Obligations (5.18%)
 $64,000,000     FHLMA Discount Note - 6.00%
                 4/3/2000                                              $   63,978,666
                                                                       --------------
Total U.S. Government Agency Obligations
(Cost $63,978,667)                                                         63,978,666
                                                                       --------------
Total Investments (Cost $1,205,825,513) (100.84%)                       1,245,348,308
Total Other Assets, Less Liabilities (-0.84%)                             (10,405,014)
                                                                       --------------
Net Assets (100.00%)                                                   $1,234,943,294
                                                                       --------------

* Non-income producing security.

FHLB - Federal Home Loan Bank.

FHLMA - Federal Home Loan Mortgage Association.

# The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with affiliates for the six months ended March 31, 2000.

                                                                        Circor            Federal
                                                                  International, Inc.   Signal Corp.
                                                                  -------------------   ------------
Market Value at 9/30/99                                                         --      $ 14,474,962
Purchases at Cost                                                     $  8,404,392        31,371,545
Sales at Cost                                                                   --                --
Change in Unrealized
  Appreciation/(Depreciation)                                            3,576,858         1,115,993
                                                                      ------------      ------------
Market Value at 3/31/2000                                             $ 11,981,250      $ 46,962,500
                                                                      ------------      ------------
Dividend Income                                                                 --      $    751,500
Realized Gain (Loss)                                                            --                --


                                                                          IPC              Knight
                                                                     Holdings, Ltd.  Transportation, Inc.
                                                                     --------------  --------------------
Market Value at 9/30/99                                               $ 18,562,500                --
Purchases at Cost                                                        7,320,451      $ 10,341,638
Sales at Cost                                                                   --                --
Change in Unrealized
  Appreciation/(Depreciation)                                           (7,882,951)        3,518,362
                                                                      ------------      ------------
Market Value at 3/31/2000                                             $ 18,000,000      $ 13,860,000
                                                                      ------------      ------------
Dividend Income                                                       $    316,800                --
Realized Gain (Loss)                                                            --                --


                                                                       Landry's          Seacoast
                                                                        Seafood          Financial
                                                                   Restaurants, Inc.    Services Corp.
                                                                   -----------------    --------------
Market Value at 9/30/99                                               $  5,280,800      $  7,000,000
Purchases at Cost                                                        7,428,915         8,220,320
Sales at Cost                                                                   --                --
Change in Unrealized
  Appreciation/(Depreciation)                                           (2,892,215)         (438,532)
                                                                      ------------      ------------
Market Value at 3/31/2000                                             $  9,817,500      $ 14,781,788
                                                                      ------------      ------------
Dividend Income                                                                 --      $    120,366
Realized Gain (Loss)                                                            --                --


                                                                                            Splash
                                                                      A. Schulman,        Technology
                                                                           Inc.         Holdings, Inc.
                                                                      ------------      --------------
Market Value at 9/30/99                                               $ 21,121,250      $  4,287,500
Purchases at Cost                                                        8,465,254                --
Sales at Cost                                                                   --        (6,575,744)
Change in Unrealized
  Appreciation/(Depreciation)                                           (5,736,504)        2,288,244
                                                                      ------------      ------------
Market Value at 3/31/2000                                             $ 23,850,000                --
                                                                      ------------      ------------
Dividend Income                                                       $    350,527                --
Realized Gain (Loss)                                                            --      $    (24,751)


                                                                       Stewart &
                                                                       Stevenson         Wolverine
                                                                     Services, Inc.    Worldwide, Inc.
                                                                     --------------    ---------------
Market Value at 9/30/99                                               $  8,859,375      $ 23,432,500
Purchases at Cost                                                       11,528,615         4,145,952
Sales at Cost                                                                   --                --
Change in Unrealized
  Appreciation/(Depreciation)                                           (1,262,990)       (1,312,212)
Market Value at 3/31/2000                                             $ 19,125,000      $ 26,266,240
                                                                      ------------      ------------
Dividend Income                                                       $    150,875      $    290,749
Realized Gain (Loss)                                                            --                --

See notes to financial statements.

                       Berger Funds                                           29

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

                              Ticker Symbol                                BEMGX
Berger Mid Cap                Fund Number                                    215
Growth Fund                   PORTFOLIO MANAGER COMMENTARY         AMY K. SELNER
--------------------------------------------------------------------------------

Performance

The Berger Mid Cap Growth Fund (the "Fund") had a very strong fiscal first half ending March 31, 2000, gaining 94.36% while the S&P Mid Cap 400 Index(1) rose 32.06%.

The S&P Mid Cap 400 Index remained very strong in the fourth quarter of 1999 and the first quarter of 2000. The Index outperformed both the small caps in the Russell 2000 Index(2) and the large caps in the S&P 500 Index(3) during the first quarter of 2000. This first quarter outperformance was due to multiple issues. The S&P Mid Cap 400 Index's heavy weighting in energy and specifically utilities, which were up more than 14% in March, contributed to the divergent performance versus the small caps in the Russell 2000 Index. Also, investors fled to larger cap stocks, which are perceived to be less risky in volatile markets, as well as to lower-valuation sectors such as financials, consumer cyclicals and energy. Profit-taking and continued interest rates fears were the primary drivers of the market rotation. This rotation to larger cap stocks led to the 8% rise in the S&P Mid Cap 400 Index and the S&P 500 Index rise of more than 12% in the last month of the first quarter, simultaneous with the weakness in small caps and technology stocks.

Technology stocks climbed dramatically in the fourth quarter 1999 and through March 10, 2000, as investors continue to recognize the strong growth prospects relating to the broadband build-out and the Internet. Broadband companies provide the plumbing that enables broad acceptance of Internet applications and services. This marked a major upward move in technology stocks, many of which rose more than 100% in a five-month period. Profit-taking, interest rate fears and liquidity issues led to the beginning of a correction in technology stocks, which began March 10.

Period in Review

Within technology, optics continues to be a focus, and JDS Uniphase, a top provider of advanced fiber-optic components and modules, contributed to performance. The semiconductor and semi-capital equipment companies were also strong contributors. Both PMC-Sierra and Applied Micro Circuits within telecommunication semiconductors remained solid holdings. Although Internet performance was quite strong in the fourth quarter of 1999, it was less than stellar in the first quarter of 2000. Both Verisign and CMGI were hit with profit-taking. Longer term, the fundamentals for Internet growth remain strong.

Within healthcare, the biotechnology sector went on a roller coaster ride. After tremendous strength in the fourth quarter of 1999 and the first two months of 2000, the group broke down in March 2000. Profit-taking, excessive equity issuance and confusion around the potential for genomics, the study of mapping and sequencing genes, led to the downfall. The long-term fundamentals for this group are stronger than ever. We believe the biotech industry continues to acquire critical mass as genomics and combinatorial chemistry, the process that helps increase the efficiency of the drug development timeline, lead to an explosion in new drug targets.

Within the consumer sector, radio stocks have been very volatile as well. Radio stocks gave back most of their strong fourth-quarter gains during the first quarter as high valuations led to profit-taking. We continue to favor the long-term growth prospects for Cox Radio within this industry.

Our energy exposure had strong performance in the first quarter of 2000 after being relatively flat in the fourth quarter of 1999. Supply-and-demand fundamentals are quite favorable, and strong earnings potential exists.

Initial public offerings (IPOs) also made a positive contribution to the Fund's performance during the period, although it is unclear whether this market for IPOs will continue.

Looking Ahead

We are cautious in our outlook for mid caps and the market in the short term. If economic metrics continue to show an overheating economy, interest rates will continue to creep up, and the market may continue to be volatile and move sideways as we enter the slower summer period. We estimate that this correction in technology stocks may continue until their valuations are below the levels we saw at the beginning of this year. While uncomfortable, this sort of correction should be healthy for the market over the long term and may present an excellent buying opportunity in the strongest growth stocks.

Past performance is no guarantee of future results.

(1) The S&P Mid Cap 400 Index is an unmanaged index, with dividends reinvested, and is generally representative of the market for mid-sized companies. One cannot invest directly in an index.

(2) The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

30

Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW

Berger Mid Cap Growth Fund

Comparison of Change in Value of Berger Mid Cap Growth Fund vs. S&P Mid Cap 400 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                  150.20%
Life of Fund (12/31/97)                    91.37%

Berger Mid Cap Growth Fund    $43,072
S&P Mid Cap 400 Index         $15,386

[GRAPH]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. IPO's have made a significant contribution to the Fund's recent performance. There can be no assurance that such contribution will continue. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                    March 31, 2000
Shares                                                                       Value
------                                                              --------------
Common Stock (99.09%)
Banks - Northeast (0.60%)
      4,120     U.S. Trust Corp.                                    $    778,680
                                                                    ------------

Banks - West/Southwest (0.56%)
     17,280     Zions Bancorp.                                           719,280
                                                                    ------------

Commercial Services - Advertising (1.93%)
     32,020     TMP Worldwide, Inc.*                                   2,489,555
                                                                    ------------

Commercial Services - Miscellaneous (1.24%)
     34,230     Young and Rubicam Inc.                                 1,608,810
                                                                    ------------

Commercial Services - Schools (0.52%)
     22,010     Devry, Inc.*                                             671,305
                                                                    ------------

Computer - Services (2.76%)
     31,420     Internap Network Services Corp.*                       1,445,320
     59,350     MarchFirst, Inc.*                                      2,118,053
                                                                    ------------
                                                                       3,563,373
                                                                    ------------


                                                                    March 31, 2000
Shares                                                                       Value
------                                                              --------------
Common Stock (99.09%) - continued
Computer Software - Desktop (2.09%)
     29,960     Macromedia, Inc.*                                   $  2,705,762

Computer Software - Educational/Entertainment (1.31%)
     36,910     Smartforce PLC - Sponsored ADR*                        1,693,246
                                                                    ------------

Computer Software - Enterprise (2.06%)
      6,000     Broadbase Software, Inc.*                                478,500
     32,500     Peregrine Systems, Inc.*                               2,179,531
                                                                    ------------
                                                                       2,658,031
                                                                    ------------

Electronic - Semiconductor Equipment (6.21%)
     22,150     ASM Lithography Holding NV*                            2,475,262
     17,320     KLA-Tencor Corp.*                                      1,459,210
     34,080     Lam Research Corp.*                                    1,535,730
     31,060     Teradyne, Inc.*                                        2,554,685
                                                                    ------------
                                                                       8,024,887
                                                                    ------------

                       Berger Funds                                           31

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Mid Cap
Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (99.09%) - continued
Electronic - Semiconductor Manufacturing (12.59%)
      29,900     Applied Micro Circuits Corp.*                     $  4,486,868
      26,700     Conexant Systems, Inc.*                              1,895,700
      14,500     Cree Research Inc.*                                  1,636,687
      38,000     Linear Technology Corp.                              2,090,000
      16,600     PMC-Sierra, Inc.*                                    3,381,212
      13,080     SDL, Inc.*                                           2,784,405
                                                                   ------------
                                                                     16,274,872
                                                                   ------------

Internet - E*Commerce (0.92%)
      72,860     Neoforma.com Inc.*                                   1,193,082
                                                                   ------------

Internet - ISP/Content (2.11%)
       6,070     Akamai Technologies, Inc.                              976,131
       7,410     Commerce One, Inc.*                                  1,105,942
       8,510     Engage Technologies Inc.*                              649,419
                                                                   ------------
                                                                      2,731,492
                                                                   ------------

Internet - Network Security/Solutions (7.00%)
       7,470     Juniper Networks, Inc.*                              1,968,811
      10,170     Redback Networks Inc.*                               3,050,364
      28,310     Sapient Corp.*                                       2,374,501
      11,080     VeriSign, Inc.*                                      1,656,460
                                                                   ------------
                                                                      9,050,136
                                                                   ------------

Internet - Software (7.77%)
      35,880     Agile Software Corp.*                                2,242,500
       5,680     Ariba, Inc.*                                         1,190,670
      17,140     CMGI Inc.*                                           1,942,176
      43,000     Healtheon/WebMD Corp.*                                 989,000
      10,980     Kana Communications, Inc.*                             746,640
       9,360     Software.com, Inc.*                                  1,206,270
      10,750     Vignette Corp.*                                      1,722,687
                                                                   ------------
                                                                     10,039,943
                                                                   ------------

Media - Cable TV (4.12%)
      34,300     Cox Communications, Inc.*                            1,663,550
      46,400     EchoStar Communications Corp. -
                 Class A*                                             3,665,600
                                                                   ------------
                                                                      5,329,150
                                                                   ------------

Media - Radio/TV (10.11%)
      22,576     Clear Channel Communications, Inc.*                  1,559,155
      43,300     Cox Radio, Inc.*                                     3,637,200
      26,700     Hispanic Broadcasting Corp.*                         3,023,775
      12,000     Pegasus Communications Corp.*                        1,689,000
      28,030     Univision Communications, Inc.*                      3,167,390
                                                                   ------------
                                                                     13,076,520
                                                                   ------------


                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (99.09%) - continued
Medical - Biomed/Genetics (11.46%)
      79,280     Antigenics Inc.*                                  $  1,615,330
      25,000     Diversa Corp.*                                       1,175,000
      50,000     Gene Logic Inc.*                                     2,103,125
      13,480     Genentech, Inc.*                                     2,048,960
      22,920     IDEC Pharmaceuticals Corp.*                          2,251,890
      27,500     Medarex, Inc.*                                       1,381,875
      19,850     Medimmune, Inc.*                                     3,456,381
       8,500     PE Corp. - Celera Genomics Group*                      778,281
                                                                   ------------
                                                                     14,810,842
                                                                   ------------

Medical - Generic Drugs (2.26%)
      73,750     Watson Pharmaceuticals, Inc.*                        2,926,953
                                                                   ------------

Medical - Products (1.57%)
      34,550     Guidant Corp.*                                       2,031,971
                                                                   ------------

Oil & Gas - Drilling (4.09%)
      88,570     ENSCO International Inc.                             3,199,591
      50,470     Noble Drilling Corp.*                                2,091,350
                                                                   ------------
                                                                      5,290,941
                                                                   ------------

Oil & Gas - Field Services (3.43%)
      27,470     BJ Services Co.*                                     2,029,346
      85,550     Veritas DGC, Inc.*                                   2,406,093
                                                                   ------------
                                                                      4,435,439
                                                                   ------------

Oil & Gas - Machinery/Equipment (2.34%)
      51,230     Weatherford International, Inc.*                     3,019,368
                                                                   ------------

Retail - Discount & Variety (0.74%)
      18,460     Dollar Tree Stores, Inc.*                              962,227
                                                                   ------------

Telecommunications - Equipment (4.57%)
      25,560     JDS Uniphase Corp.*                                  3,081,577
      10,650     Powerwave Technologies, Inc.*                        1,331,250
      11,586     Sycamore Networks Inc.*                              1,494,594
                                                                   ------------
                                                                      5,907,421
                                                                   ------------

Telecommunications - Services (4.73%)
      23,880     McLeodUSA, Inc.                                      2,025,322
      23,380     Metromedia Fiber Network, Inc.*                      2,262,015
      36,530     Viatel, Inc.*                                        1,833,362
                                                                   ------------
                                                                      6,120,699
                                                                   ------------

Total Common Stock and Investments

(Cost $97,867,337) (99.09)%                                         128,113,985
                                                                   ------------
Total Other Assets, Less Liabilities (0.91%)                          1,176,946
                                                                   ------------
Net Assets (100.00%)                                               $129,290,931
                                                                   ------------

* Non-income producing security.

ADR - American Depositary Receipt.

See notes to financial statements.

32

Berger Funds o March 31, 2000 Combined Semi-Annual Report

                             Ticker Symbol                                 BEMVX
                             Fund Number                                     216
Berger Mid Cap               PORTFOLIO MANAGER COMMENTARY      THOMAS M. PERKINS
Value Fund                                                     ROBERT H. PERKINS
--------------------------------------------------------------------------------

Performance

We are pleased to report that in the six months ended March 31, 2000, the Berger Mid Cap Value Fund (the "Fund") gained 24.21% compared with the 14.01% for the S&P Mid Cap Value Index,(1) 32.06% for the S&P Mid Cap 400 Index,(2) and 17.50% for the S&P 500 Index.(3) Our Fund underperformed the S&P Mid Cap 400 Index because growth stocks continued to outpace value stocks. We outperformed the other indices mainly because we had strong appreciation in the prices of some of our severely depressed technology and energy stocks.

Calendar year 1999 was the sixth consecutive year in which the S&P Mid Cap 400 Index underperformed the large cap-dominated S&P 500 Index (14.72% vs. 21.03%). In the preceding five years (1988-1993), mid caps significantly outperformed large caps. There is a cycle. We believe that mid caps (and especially value mid caps) now are relatively under priced and poised for an extended period of outperformance. Assuming world economic prospects continue to be positive, mid cap value stocks should have good earnings growth and benefit from a broadening of the market as investors reduce their recent years' narrow focus on high-growth companies.

Period in Review

The financial sector remains our largest sector, constituting 26.8% of the portfolio. Although we have had gains in this sector, it generally has underperformed as interest rates have continued to rise. However, the fundamentals of our holdings have been solid--their earnings and dividends have been increasing, and many are buying back their stock. Regional bank stocks now are cheaper than at any time since the lows of 1990. (These stocks subsequently had tremendous appreciation for most of the rest of the decade of the `90s as interest rates declined.) Moreover, we expect consolidation to continue. For example, the acquisition of CCB, one of our high-quality bank holdings, was recently announced. We increased our positions in real estate investment trusts (REITs) as they have current dividend yields of almost 9% and are selling near net asset value.

We continued to use the extreme strength in technology stocks to reduce or eliminate many of our holdings in this sector. We bought these issues when Wall Street was focused on uncertain short-term factors, not on favorable long-term trends. Subsequently, these stocks' strong long-term fundamentals have been "rediscovered" by the market, and they have become adequately valued. As this has happened, the risk/reward relationships of the stocks became less favorable.

For example, we reduced our exposure to Aspect, Convergys, Comdisco, Tektronix and Telephone Data, and eliminated Adaptec, Analog Devices and Tellabs. When we purchased each of these stocks, its price was down 50%-75% from its recent high, and they were selling at reasonable multiples of book value and earnings power. The companies had good balance sheets, positive cash flow and, in most cases, stock buyback programs. If these stocks experience temporary problems again in the future, we may want to reinvest. In the meantime, some of the proceeds of these sales were deployed to other financially sound issues that more recently fell into what we believe is only temporary market disfavor. These include Autodesk, Complete Business Solutions, Robert Half, Silicon Graphics and Structural Dynamics. When we purchased these stocks, they were all down over 50% from their recent highs, and most were at below-average price/earnings valuations. By investing in temporarily out-of-favor industries and companies, we seek to lessen risk while maintaining strong upside potential.

Looking Ahead

Most major stock market indices are near record high levels, particularly the valuations of "new economy" stocks. With the U.S. economy growing at an unsustainable pace, the Federal Reserve continuing to raise interest rates and some signs of accelerating inflation, the market could be vulnerable. However, assuming the economy has a soft landing, any market correction should be relatively short-lived.

We are more comfortable with mid and small cap value stocks than we are with the overall market. We are still finding many stocks to buy at 10-15 times earnings, at less than 2.5 times book value and with strong balance sheets and cash flows. Interestingly, corporate America is also attracted to undervalued mid and small cap companies and is acquiring them at a record pace. About 10% of our portfolio has been acquired at premiums of 25-50% above market prices. As the performance of high-momentum stocks wanes, we expect investor interest to return to the value sector.

Past performance is no guarantee of future results.

(1) The S&P Mid Cap Value Index is an unmanaged index, with dividends reinvested, and is generally representative of the market for value stocks for mid-sized companies. One cannot invest directly in an index.

(2) The S&P Mid Cap 400 Index is an unmanaged index, with dividends reinvested, and is generally representative of the market for mid-sized companies. One cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

                       Berger Funds                                           33

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger Mid Cap Value Fund

Comparison of Change in Value of Berger Mid Cap Value Fund vs. S&P Mid Cap 400 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                   35.35%
Life of Fund (8/12/98)                     29.06%

Berger Mid Cap Value Fund     $15,195
S&P Mid Cap 400 Index         $14,752

[GRAPH]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (97.43%)
Banks - Midwest (1.82%)
     15,000     Associated Banc-Corp.                               $    448,125
                                                                    ------------

Banks - Northeast (0.91%)
     15,000     Peoples Heritage Financial Group, Inc.                   225,000
                                                                    ------------

Banks - Southeast (2.79%)
      9,000     CCB Financial Corp.                                      398,250
     14,500     Compass Bancshares, Inc.                                 289,093
                                                                    ------------
                                                                         687,343
                                                                    ------------

Banks - Super Regional (1.06%)
      9,500     UnionBanCal Corp.                                        261,852

Banks - West/Southwest (1.50%)
     11,000     City National Corp.                                      370,562
                                                                    ------------

Building - Cement/Concrete/Aggregates (1.32%)
      5,500     Southdown, Inc.                                          324,500
                                                                    ------------

Building - Paint & Allied Products (1.43%)
     16,000     The Sherwin Williams Co.                                 351,000
                                                                    ------------


                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (97.43%) - continued
Building - Residential/Commercial (2.49%)
     10,000     Centex Corp.                                        $    238,125
     18,000     Pulte Corp.                                              375,750
                                                                    ------------
                                                                         613,875
                                                                    ------------

Building Products - Wood (3.63%)
     14,000     Georgia-Pacific Corp. (Timber Group)                     358,750
     11,000     Rayonier Inc.                                            536,250
                                                                    ------------
                                                                         895,000
                                                                    ------------

Chemicals - Plastics (0.91%)
     17,000     A. Schulman, Inc.                                        225,250
                                                                    ------------

Chemicals - Specialty (1.38%)
     17,000     Millennium Chemicals Inc.                                340,000
                                                                    ------------

Commercial - Leasing Companies (0.99%)
      5,500     Comdisco, Inc.                                           242,687
                                                                    ------------

Commercial Services - Miscellaneous (1.63%)
     14,000     The Dun & Bradstreet Corp.                               400,750
                                                                    ------------

34

Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Mid Cap
Value Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (97.43%) - continued
Commercial Services - Security/Safety (1.12%)
     10,000     Diebold, Inc.                                       $    275,000
                                                                    ------------

Commercial Services - Staffing (3.09%)
     27,000     Interim Services Inc.*                                   501,187
      5,500     Robert Half International, Inc.*                         260,906
                                                                    ------------
                                                                         762,093
                                                                    ------------

Computer - Graphics (2.46%)
      7,500     Autodesk, Inc.                                           341,250
     25,000     Silicon Graphics Inc.*                                   264,062
                                                                    ------------
                                                                         605,312
                                                                    ------------

Computer - Services (3.43%)
     11,000     Complete Business Solutions, Inc.*                       246,125
     18,000     Computer Horizons Corp.*                                 308,250
      7,500     Convergys Corp.*                                         289,687
                                                                    ------------
                                                                         844,062
                                                                    ------------

Computer Software - Enterprise (1.69%)
      5,500     Keane, Inc.*                                             138,875
     20,500     Structural Dynamics Research Corp.*                      276,750
                                                                    ------------
                                                                         415,625
                                                                    ------------

Containers - Paper/Plastic (0.52%)
      8,000     Crown Cork & Seal Company, Inc.                          128,000
                                                                    ------------

Diversified Operations (1.47%)
     20,000     Federal Signal Corp.                                     361,250
                                                                    ------------

Electrical - Connectors (1.54%)
      7,500     Methode Electronics, Inc.                                378,750
                                                                    ------------

Electronic - Measuring Instruments (1.14%)
      5,000     Tektronix, Inc.                                          280,000
                                                                    ------------

Electronic - Semiconductor Equipment (1.69%)
      3,000     Novellus Systems, Inc.*                                  168,375
      3,000     Teradyne, Inc.*                                          246,750
                                                                    ------------
                                                                         415,125
                                                                    ------------

Finance - Equity REIT (7.86%)
     23,000     Archstone Communities Trust                              458,562
      8,000     First Industrial Realty Trust, Inc.                      218,000
     14,000     Highwoods Properties, Inc.                               297,500
     19,500     Liberty Property Trust                                   466,781
     19,500     Mack-Cali Realty Corp.                                   497,250
                                                                    ------------
                                                                       1,938,093
                                                                    ------------

Finance - Investment Bankers (2.21%)
      7,500     Legg Mason, Inc.                                         324,375
      5,000     Paine Webber Group Inc.                                  220,000
                                                                    ------------
                                                                         544,375
                                                                    ------------




                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (97.43%) - continued
Finance - Public Investment Fund - Foreign (2.63%)
     17,000     Emerging Markets
                Telecommunications Fund*                            $    310,250
     31,000     Morgan Stanley Asia Pacific
                Fund, Inc.*                                              337,125
                                                                    ------------
                                                                         647,375
                                                                    ------------

Finance - Publicly Traded Investment Fund (0.71%)
      6,500     H & Q Healthcare Investors Fund*                         173,875
                                                                    ------------

Financial Services - Miscellaneous (1.41%)
     15,000     Heller Financial, Inc.                                   346,875
                                                                    ------------

Insurance - Property/Casualty/Title (3.81%)
      9,000     Everest Reinsurance Holdings, Inc.                       293,625
     17,000     IPC Holdings, Ltd.                                       204,000
     32,000     Old Republic International Corp.                         440,000
                                                                    ------------
                                                                         937,625
                                                                    ------------

Leisure - Toys/Games/Hobby (1.44%)
     21,500     Hasbro, Inc.                                             354,750
                                                                    ------------

Machinery - General/Industrial (0.90%)
      5,000     Ingersoll-Rand Co.                                       221,250
                                                                    ------------

Media - Newspapers (0.92%)
     21,000     Hollinger International, Inc. - Class A                  225,750
                                                                    ------------

Medical - Dental - Supplies (1.04%)
     25,000     Steris Corp.*                                            256,250
                                                                    ------------

Medical - Ethical Drugs (1.35%)
      7,000     Elan Corp. PLC                                           332,500
                                                                    ------------

Medical - Hospitals (0.84%)
     14,500     Health Management Associates, Inc.*                      206,625
                                                                    ------------

Medical - Medical/Dental Services (1.71%)
     35,000     Omnicare, Inc.                                           422,187
                                                                    ------------

Medical - Nursing Homes (1.04%)
     19,000     Manor Care, Inc.*                                        256,500
                                                                    ------------

Medical - Outpatient/Home Care (0.45%)
     20,000     Healthsouth Corp.*                                       111,250
                                                                    ------------

Medical - Wholesale Drug/Sundries (0.81%)
      9,500     McKesson HBOC, Inc.                                      199,500
                                                                    ------------

Office Equipment - Equipment & Automation (1.31%)
     12,500     HON Industries, Inc.                                     321,875
                                                                    ------------

                       Berger Funds                                           35

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (97.43%) - continued
Oil & Gas - Field Services (1.60%)
     34,000     Key Energy Group*                                   $    395,250
                                                                    ------------

Oil & Gas - International Specialty (1.40%)
      6,000     Murphy Oil Corp.                                         345,750
                                                                    ------------

Oil & Gas - Production/Pipeline (1.52%)
      8,500     The Williams Companies, Inc.                             373,468
                                                                    ------------

Oil & Gas - U.S. Exploration & Production (5.28%)
      6,000     Barrett Resources Corp.*                                 178,875
      5,500     Devon Energy Corp.                                       267,093
     15,000     Mitchell Energy & Development Corp.*                     330,000
     16,000     Noble Affiliates, Inc.                                   525,000
                                                                    ------------
                                                                       1,300,968
                                                                    ------------

Oil & Gas - U.S. Integrated (1.41%)
      6,000     Kerr-McGee Corp.                                         346,500
                                                                    ------------

Retail - Apparel/Shoe (3.85%)
      9,000     Payless ShoeSource, Inc.*                                467,437
     20,000     Ross Stores Inc.                                         481,250
                                                                    ------------
                                                                         948,687
                                                                    ------------

Retail - Major Discount Chains (0.54%)
      9,000     Toys "R" Us, Inc.*                                       133,312
                                                                    ------------

Retail - Miscellaneous Diversified (1.04%)
     25,000     Pier 1 Imports, Inc.                                     256,250
                                                                    ------------

Shoes & Related Apparel (1.43%)
     32,000     Wolverine World Wide, Inc.                               352,000
                                                                    ------------

Telecommunications - Equipment (1.19%)
      6,000     Aspect Communications Corp.*                             222,375
      7,000     Loral Space & Communications Ltd.*                        71,312
                                                                    ------------
                                                                         293,687
                                                                    ------------

Textile - Apparel Manufacturing (1.06%)
     18,000     Tommy Hilfiger Corp.*                                    261,000
                                                                    ------------

Trucks & Parts - Heavy Duty (1.37%)
     30,000     Stewart & Stevenson Services, Inc.                       337,500
                                                                    ------------

Utility - Gas Distribution (1.81%)
     10,000     National Fuel Gas Co.                                    445,625
                                                                    ------------


                                                                  March 31, 2000
                                                                  --------------
Shares/Par Value                                                           Value
----------------                                                  --------------
Common Stock (97.43%) - continued
Utility - Telephone (3.48%)
      2,900     Telecomunicacoes Brasileiras
                S.A. - Telebras*                                    $    434,093
      3,800     Telephone and Data Systems, Inc.                         421,800
                                                                    ------------
                                                                         855,893
                                                                    ------------

Total Common Stock
(Cost $19,813,972)                                                    23,993,706
                                                                    ------------

Warrants (1.48%)
Retail - Department Stores (1.48%)
     21,500     Federated Department Stores Inc. - D*                    365,500
                                                                    ------------
Total Warrants
(Cost $337,728)                                                          365,500
                                                                    ------------

Repurchase Agreement (0.36%)
    $89,000     State Street Repurchase Agreement,
                6.05%, dated March 31, 2000,
                to be repurchased at $89,044 on
                April 3, 2000, collateralized
                by FNMA Agency Note, 6.40% -
                December 21, 2001, with a value
                of $95,819                                                89,000
                                                                    ------------
Total Repurchase Agreement
(Cost $89,000)                                                            89,000
                                                                    ------------
Total Investments (Cost $20,240,700) (99.27%)                         24,448,206
Total Other Assets, Less Liabilities (0.73%)                             179,380
                                                                    ------------
Net Assets (100.00%)                                                $ 24,627,586
                                                                    ------------

* Non-income producing security.
FNMA - Federal National Mortgage Association.
PLC - Public Limited Company.

See notes to financial statements.

36

Berger Funds o March 31, 2000 Combined Semi-Annual Report

                              Ticker Symbol                                BEONX
Berger                        Fund Number                                     43
Growth Fund                   PORTFOLIO MANAGER COMMENTARY      TINO R. SELLITTO
--------------------------------------------------------------------------------

Performance

Despite high volatility, the market continued to favor growth stocks over value stocks this reporting period. Against this backdrop, the Berger Growth Fund (the "Fund") significantly outperformed its benchmark, the S & P 500 Index.(1) The Fund gained 69.95% for the six-month period ended March 31, 2000, compared with 17.50% for the Index.

The market performed very differently in the two quarters included in this reporting period. In the fourth quarter 1999, technology stocks fueled a massive surge in the market. The new year started slowly, but rallied towards the end of January and into February with technology stocks again leading the way. In March, things changed. Financial stocks started to rally. Energy stocks, particularly in the oil and gas drilling and equipment industries, were strong throughout the quarter as the market started to anticipate the positive earnings outlook for energy companies.

Period in Review

Effective January 31, 2000, we changed the name of the Fund from the Berger 100 Fund to the Berger Growth Fund. We felt the name change is a more accurate reflection of the Fund's objective and style.

Individual stock selection was the key to the Fund's outperformance this reporting period. In the fourth quarter 1999, many of the Fund's largest holdings had notable returns, especially those in the technology sector, which even outperformed that sector's average for the quarter. Strong upward moves were registered that quarter by Qualcomm, Genentech, Sony, Veritas Software and ST Microelectronics.

During the first quarter 2000, the Fund continued to benefit from increases in some of its largest holdings, including Network Appliance, Echostar and Cisco Systems. Oracle Japan registered a big gain in the first quarter, which reflects accelerating growth in the software market (Oracle produces database software) after the "Y2K" lockdowns of 1999. Charles Schwab rallied from its fourth-quarter decline as investors focused on the company's rapid asset inflows and the increase in earnings and revenue estimates.

We own some outstanding companies in the energy sector. The strong supply/demand fundamentals in energy led to stellar performance from companies such as Enron Corporation, Ensco International and Transocean Sedco Forex, the world's largest offshore drilling contractor. Enron specializes in the exploration and production of natural gas, while Ensco and Transocean Sedco Forex are drilling and oil service companies.

On the down side, poor performers included Agile Software and Clear Channel Communications. However, we expect both of these stocks to perform well as their fundamentals play out over the next two to five years. Agile, which exploded out of the box, became one of the most expensive stocks in the software industry. The market readjusted the company's valuation throughout the quarter, making Agile in a sense the victim of its own success. Once this period of readjustment is over, we expect investors to refocus on Agile's fundamentals. Clear Channel was the victim of profit-taking and short-selling pressure after its recent acquisition of SFX. We are optimistic about this acquisition, however, and expect it to add to Clear Channel's growth rate over the next 24-36 months.

Looking Ahead

We believe the Fund is well-positioned for the growth opportunities that we see for the rest of the year and into 2001. Our continued focus on careful stock selection to identify the best large cap growth companies should provide a solid base to build on for the rest of the year.

We look for continued volatility in the following months as the market digests more potential rate increases by the Federal Reserve Board and tries to cope with high valuations of premier growth companies. Once the market comes to terms with these two major issues, we believe market leadership will be regained by those companies delivering strong long-term growth.



Past performance is no guarantee of future results.

(1) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

                       Berger Funds                                           37

                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW

--------------------------------------------------------------------------------

Berger Growth Fund

Comparison of Change in Value of Berger Growth Fund vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                   74.66%
Five Year                                  26.57%
Ten Year                                   22.23%

Berger Growth Fund            $74,449
S&P 500 Index                 $56,104

[GRAPH]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (99.95%)
Computer - Local Networks (4.21%)
  1,141,962     Cisco Systems, Inc.*                                $ 88,287,937
                                                                    ------------

Computer - Manufacturers (1.90%)
    424,038     Sun Microsystems, Inc.*                               39,733,685
                                                                    ------------

Computer - Memory Devices (3.03%)
    300,269     EMC Corp.*                                            37,533,625
    313,060     Network Appliance, Inc.*                              25,905,715
                                                                    ------------
                                                                      63,439,340
                                                                    ------------

Computer - Software (1.94%)
     48,437     Oracle Corp.                                          40,564,630
                                                                    ------------

Computer Software - Desktop (4.33%)
    255,560     Gemstar International Group Ltd.*                     21,978,160
    646,100     Microsoft Corp.*                                      68,648,125
                                                                    ------------
                                                                      90,626,285
                                                                    ------------

Computer Software - Enterprise (2.51%)
    211,820     Siebel Systems, Inc.*                                 25,299,251
    207,759     VERITAS Software Corp.*                               27,216,429
                                                                    ------------
                                                                      52,515,680
                                                                    ------------


                                                                  March 31, 2000
Shares                                                                     Value
------                                                            --------------
Common Stock (99.95%) - continued
Computer Software - Network (1.05%)
    175,390     Nortel Networks Corp.                               $ 22,099,140
                                                                    ------------

Electronic - Military Systems (0.70%)
    117,780     General Motors Corp. - Class H*                       14,663,610
                                                                    ------------

Electronic - Miscellaneous Components (2.03%)
    315,833     RF Micro Devices, Inc.*                               42,440,059
                                                                    ------------

Electronic - Semiconductor Equipment (5.94%)
    494,216     Applied Materials, Inc.*                              46,579,858
    130,008     ASM Lithography Holding NV*                           14,528,394
     49,160     Infineon Technologies ADR*                             2,823,627
    272,110     KLA-Tencor Corp.*                                     22,925,267
    370,890     Lam Research Corp.*                                   16,713,230
    252,670     Teradyne, Inc.*                                       20,782,107
                                                                    ------------
                                                                     124,352,483
                                                                    ------------

Electronic - Semiconductor Manufacturing (8.31%)
    307,020     Applied Micro Circuits Corp.*                         46,072,188
    227,710     Conexant Systems, Inc.*                               16,167,410
    275,879     Intel Corp.                                           36,398,785
    153,942     SDL, Inc.*                                            32,770,403
    228,525     STMicroelectronics NV*                                42,777,023
                                                                    ------------
                                                                     174,185,809
                                                                    ------------

38
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger
Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                   March 31, 2000
Shares                                                      Value
------                                             --------------
Common Stock (99.95%) - continued
Finance - Investment Bankers (1.62%)
    595,570   Schwab (Charles) Corp.                  $33,835,820
                                                      -----------

Household - Audio/Video (3.07%)
    229,801   Sony Corp. - Sponsored ADR               64,373,005
                                                      -----------
Internet - ISP/Content (4.13%)
     44,050   Akamai Technologies, Inc.*                7,083,790
    585,858   America Online, Inc.*                    39,398,950
    167,485   Internet Initiative Japan Inc.*          11,682,078
    166,054   Yahoo!, Inc.*                            28,457,504
                                                      -----------
                                                       86,622,322
                                                      -----------

Internet - Network Security/Solutions (4.72%)
    105,990   Juniper Networks, Inc.*                  27,934,989
     97,790   Redback Networks Inc.*                   29,330,888
    278,170   VeriSign, Inc.*                          41,586,415
                                                      -----------
                                                       98,852,292
                                                      -----------

Internet - Software (1.77%)
    224,220   Agile Software Corp.*                    14,013,750
    100,037   Phone.com, Inc.*                         16,318,535
     41,970   Vignette Corp.*                           6,725,692
                                                      -----------
                                                       37,057,977
                                                      -----------

Leisure - Products (1.30%)
    458,872   The Seagram Co. Ltd.                     27,302,884
                                                      -----------

Media - Cable/TV (6.28%)
    479,460   AT&T Corp. - Liberty Media Group*        28,408,005
    833,420   EchoStar Communications Corp. -
              Class A*                                 65,840,180
    372,446   Time Warner, Inc.                        37,244,600
                                                      -----------
                                                      131,492,785
                                                      -----------

Media - Radio TV (4.19%)
    442,092   Clear Channel Communications, Inc.*      30,531,978
    210,700   Hispanic Broadcasting Corp.*             23,861,775
  1,029,053   Infinity Broadcasting Corp.*             33,315,590
                                                      -----------
                                                       87,709,343
                                                      -----------

Medical - Biomed/Genetics (5.93%)
    487,909   Amgen, Inc.*                             29,945,414
    422,623   Genentech, Inc.*                         64,238,696
    117,360   Medimmune, Inc.*                         20,435,310
     98,760   PE Corp.-PE Biosystems Group              9,530,340
                                                      -----------
                                                      124,149,760
                                                      -----------

Medical - Drug/Diversified (1.40%)
    507,390   Bristol-Myers Squibb Co.                 29,301,772
                                                      -----------

                                               March 31, 2000
Shares/Par Value                                        Value
----------------                               --------------
Common Stock (99.95%) - continued
Medical - Ethical Drugs (1.48%)
    577,652   American Home Products Corp.        $30,976,588
                                                  -----------

Medical - Products (1.57%)
    559,640   Guidant Corp.*                       32,913,827
                                                  -----------

Oil & Gas - Drilling (4.04%)
  1,233,507   ENSCO International, Inc.            44,560,440
    652,128   Nabors Industries*                   25,310,718
    288,751   Transocean Sedco Forex, Inc.         14,816,535
                                                  -----------
                                                   84,687,693
                                                  -----------

Oil & Gas - Field Services (1.38%)
    181,987   Halliburton Co.                       7,461,467
    279,949   Schlumberger Ltd.                    21,416,098
                                                  -----------
                                                   28,877,565
                                                  -----------

Oil & Gas - Production/Pipeline (1.17%)
    326,597   Enron Corp.                          24,453,950
                                                  -----------

Retail - Apparel/Shoe (0.71%)
    361,067   Intimate Brands, Inc.                14,803,747
                                                  -----------

Retail - Major Discount Chains (1.24%)
    495,186   Costco Wholesale Corp.*              26,028,214
                                                  -----------

Retail/Wholesale - Computers (1.22%)
    504,025   Tandy Corp.                          25,579,268
                                                  -----------

Telecommunications - Cellular (1.50%)
    243,644   VoiceStream Wireless Corp.*          31,384,392
                                                  -----------

Telecommunications - Equipment (9.04%)
      5,390   Avanex Corp.*                           817,932
    251,240   Corning Inc.                         48,740,560
    281,312   JDS Uniphase Corp.*                  33,915,678
    120,630   Next Level Communications, Inc.*     13,118,512
    283,562   Nokia Corp.- Sponsored ADR           61,603,844
    242,463   Sycamore Networks, Inc.*             31,277,727
                                                  -----------
                                                  189,474,253
                                                  -----------

Telecommunications - Services (3.83%)
    112,450   COLT Telecom Group PLC*              22,251,043
    858,500   Qwest Communications
              International, Inc.*                 41,637,250
    246,560   Sonera Corp.- Sponsored ADR          16,365,420
                                                  -----------
                                                   80,253,713
                                                  -----------

                       Berger Funds                                           39
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                         March 31, 2000
Shares/Par Value                                                  Value
----------------                                         --------------
Common Stock (99.95%) - continued
Utilities (2.42%)
         1,238   NTT Mobile Communications
                 Network, Inc.                          $    50,754,523
                                                        ---------------
Total Common Stock
(Cost $1,308,709,191)                                     2,093,794,351
                                                        ---------------

Repurchase Agreement (0.17%)
    $3,515,000   State Street Repurchase Agreement,
                 6.05% dated March 31, 2000,
                 to be repurchased at $3,516,748 on
                 April 3, 2000, collateralized by
                 U.S. Treasury Note, 5.75% - June 30,
                 2001 with a value of $3,587,850              3,515,000
                                                        ---------------
Total Repurchase Agreement
(Cost $3,515,000)                                             3,515,000
                                                        ---------------
Total Investments (Cost $1,312,224,191) (100.12%)         2,097,309,351
Total Other Assets, Less Liabilities (-0.12%)                (2,434,015)
                                                        ---------------
Net Assets (100.00%)                                    $ 2,094,875,336
                                                        ---------------

*  Non-income producing security.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See notes to financial statements.

40
Berger Funds o March 31, 2000 Combined Semi-Annual Report

                            Ticker Symbol                                  BBINX
Berger/BIAM                 Fund Number                                      349
International Fund          PORTFOLIO MANAGER COMMENTARY  BANK OF IRELAND ASSET
                                                          MANAGEMENT (U.S.) LTD.
--------------------------------------------------------------------------------

Performance

The Berger/BIAM International Fund (the "Fund") gained 21.34% in the six-month period ended March 31, 2000, compared with 17.00% for its benchmark, the MSCI EAFE Index.(1)

World equity markets registered exceptional gains toward the end of 1999, fueled by a combination of low interest rates and rising commodity prices. There was significant divergence in the performance of those markets in the first quarter 2000, however. Half of the markets in the 22 countries that comprise the MSCI World Index registered gains and half registered losses (as measured in U.S. dollars). Investor enthusiasm for particularly high-flying Internet stocks dimmed during the quarter as the pricey valuations of these stocks began to be called into question. Indeed, in Europe, there was profit-taking from the technology, media and telecommunications sectors and some evidence that this money was directed toward financial and cyclical stocks. Rising interest rates in all markets except Japan also served as a drag on returns.

Period in Review

The Fund's investment in telecommunications, media and technology stocks was the key reason that it was able to outperform the MSCI EAFE Index this reporting period. The most significant positive contribution came from stocks in the Growth in Telecommunications theme. Vodafone/Mannesmann agreed to a friendly merger in the first quarter 2000, ending their lengthy takeover saga and creating the largest mobile phone operator in the world, with businesses in 25 countries. The combined entity is now our largest holding and, given its global reach and superior growth rate, one we continue to believe in strongly. Other notable performers in the sector were KPN and Ericsson.

Japanese-quoted stocks, such as Murata Manufacturing, in the Technological Innovation theme delivered strong performance in the fourth quarter 1999. Stocks in the Undervalued Asset Profile theme aided performance in the first quarter. Vivendi is one of the companies at the forefront of Europe's corporate activity, which favorably impacted its share price. Philips Electronics, which we added to the portfolio in the first quarter, moved up strongly following its announcement that earnings had more than tripled over the previous year's figures. Total Fina had a 24% increase in profits, aided by the recent run-up in crude oil prices.

Other companies that performed well were News Corp., one of the world's premier media companies, and Takeda Chemical. Analysts are forecasting that Takeda's diabetes drug, Actos, will gain market share now that the U.S. Federal Drug Administration has halted the sale of its largest competitor, Rezulin.

Financial stocks continued their underperformance; their negative returns were largely a reaction to anticipated, and then to actual, increases in global interest rates. Stocks in the Positive Banking Environment and Growth in Personal Savings Products themes felt this rate move, including ING, which fared poorly despite announcing a 54% increase in net operating profits in the first quarter. We do not believe that the financial stocks in our portfolio deserve the valuations currently attributed to them by the market.

Looking Forward

Toward the end of March, there was some respite for value-oriented investors as several major global, blue-chip, old-economy companies behaved like hot Internet stocks, appreciating 20%-25% in a matter of days. On a global basis, rising interest rates have started to challenge the high valuations of certain stocks and to make other, previously ignored investment options more attractive. When all is said and done, most of the old-economy companies have valuable products and competent, proven management. Undoubtedly, some of these companies will struggle, but there will also be winners as equity market strength broadens. We believe our job is to identify these winners. We will continue to take profits from stocks that we believe are close to or at full valuation and redirect the money to areas where we find value.

Past performance is no guarantee of future results.

(1) The Morgan Stanley Capital International EAFE Index represents major overseas stock markets. It is an unmanaged index. One cannot invest directly in an index.

                       Berger Funds                                           41
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger/BIAM International Fund

Comparison of Change in Value of Berger/BIAM International Fund vs. MSCI EAFE Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                   27.78%
Five Year                                  16.63%
Ten Year                                   12.26%

Berger/BIAM International Fund    $31,791
MSCI EAFE Index                   $24,525

[GRAPH]

Performance figures are historical and, in part, reflect the performance of a pool of assets advised by BIAM (Bank of Ireland Asset Management) for periods before the Fund commenced operations on November 7, 1996,adjusted to reflect any increased expenses associated with operating the Fund. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered, its performance might have been adversely affected. Investments in the Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits and are not obligations of, or endorsed or guaranteed in any way by, any bank. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.

42
Berger Funds o March 31, 2000 Combined Semi-Annual Report

                        Ticker Symbol                                      BEOOX
Berger Growth and       Fund Number                                           44
Income Fund             PORTFOLIO MANAGER COMMENTARY            TINO R. SELLITTO
--------------------------------------------------------------------------------

Performance

Despite high volatility, the market continued to favor growth stocks over value stocks this reporting period. Against this backdrop, the Berger Growth and Income Fund (the "Fund"), which invests primarily in large cap companies with strong fundamentals and growth prospects, significantly outperformed its benchmark, the S&P 500 Index.(1) The Fund was up 62.07% for the six-month period ended March 31, compared with 17.50% for the Index.

The market performed very differently during the two quarters included in this reporting period. In the fourth quarter 1999, technology stocks fueled a massive surge in the market. The new year started slowly but rallied toward the end of January and into February with technology stocks leading the way. In March, things changed. Financial stocks began to rally. Energy stocks, particularly in the oil and gas drilling and equipment industries, were strong throughout the quarter as the market started to anticipate the positive earnings outlook for energy companies.

Period in Review

Individual stock selection was the key to the Fund's outperformance this reporting period. In the fourth quarter 1999, many of the Fund's largest holdings had notable returns, including Nokia, QUALCOMM, Amgen and Toyota.

During the first quarter 2000, the Fund continued to benefit from increases in some of its largest holdings, including Network Appliance, Echostar and Cisco Systems. Oracle Japan registered a big gain for the quarter, which reflects accelerating growth in the software market (Oracle produces database software) after the "Y2K" lockdowns of 1999. Charles Schwab rallied from its fourth-quarter decline as investors focused on the company's rapid asset inflows and the increase in earnings and revenue estimates.

We own some outstanding companies in the energy sector. The strong supply/demand fundamentals in energy led to stellar performance from companies such as Enron Corporation, a company that specializes in the exploration and production of natural gas, and ENSCO International, an international offshore drilling company.

On the down side, poor performers included Alltel and Clear Channel Communications. We expect both of these stocks to perform well as their fundamentals play out over the next two to five years. Alltel, a telecommunications company with cellular operations, was hurt by investor concerns over industry wide reductions in cellular phone roaming fees. Clear Channel was the victim of profit-taking and short-selling pressure after its recent acquisition of SFX. We are optimistic about this acquisition, however, and expect it to add to Clear Channel's growth rate over the next 24-36 months.

Looking Ahead

We believe the Fund is well positioned for the growth opportunities that we see for the rest of the year and into 2001. Our continued focus on careful stock selection to identify the best large cap growth companies should provide a solid base to build on for the rest of the year.

We look for continued volatility in the second quarter as the market digests more potential rate increases by the Federal Reserve Board and tries to cope with soaring valuations of premier growth companies. Once the market comes to terms with these two major issues, we believe market leadership will be regained by those companies delivering strong long-term growth.

Past performance is no guarantee of future results.

(1) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

                       Berger Funds                                           43
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger Growth and Income Fund

Comparison of Change in Value of Berger Growth and Income Fund vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                   65.75%
Five Year                                  31.36%
Ten Year                                   21.90%

Berger Growth and Income Fund     $72,459
S&P 500 Index                     $56,104

[GRAPH]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        March 31, 2000
Shares                                                           Value
------                                                  --------------
Common Stock (76.69%)
Auto Manufacturers - Foreign (1.07%)
    69,100   Toyota Motor Corp. Sponsored ADR              $ 7,186,400

Banks - Super Regional (3.94%)
   140,430   Fifth Third Bancorp                             8,847,090
   151,800   Northern Trust Corp.                           10,255,987
   175,880   The Bank of New York Co., Inc.                  7,310,012
                                                            ----------
                                                            26,413,089
                                                            ----------

Chemicals - Basic (0.88%)
   137,000   Akzo Nobel NV ADR                               5,899,562
                                                            ----------

Commercial Services - Advertising (1.20%)
    85,730   Omnicom Group                                   8,010,396
                                                            ----------

Computer - Local Networks (2.99%)
   258,648   Cisco Systems, Inc.*                           19,996,723
                                                            ----------

Computer - Manufacturers (2.01%)
   143,832   Sun Microsystems, Inc.*                        13,477,507
                                                            ----------

                                         March 31, 2000
Shares                                            Value
------                                   --------------
Common Stock (76.69%) - continued
Computer - Memory Devices (4.01%)
    101,611   EMC Corp.*                    $12,701,375
    170,876   Network Appliance, Inc.*       14,139,989
                                            -----------
                                             26,841,364
                                            -----------

Computer - Software (1.77%)
     14,152   Oracle Corp.                   11,851,903
                                            -----------

Computer Software - Desktop (2.31%)
    145,300   Microsoft Corp.*               15,438,125
                                            -----------

Computer Software - Network (1.52%)
     80,930   Nortel Networks Corp.          10,197,180
                                            -----------

Electrical - Equipment (0.85%)
     36,460   General Electric Co.            5,658,136
                                            -----------

Electronic - Semiconductor Equipment (3.11%)
    124,294   Applied Materials, Inc.*       11,714,709
     15,120   Infineon Technologies - ADR       868,455
    100,018   Teradyne, Inc.                  8,226,480
                                            -----------
                                             20,809,644
                                            -----------

44
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger Growth and
Income Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                              March 31, 2000
Shares                                                 Value
------                                        --------------
Common Stock (76.69%) - continued
Electronic - Semiconductor Manufacturing (5.70%)
     98,240   Applied Micro Circuits Corp.       $14,742,140
    102,163   Intel Corp.                         13,476,130
     53,226   STMicroelectronics NV*               9,963,241
                                                 -----------
                                                  38,184,511
                                                 -----------

Finance - Investment Bankers (3.16%)
     93,800   Morgan Stanley Dean Witter & Co.     7,650,562
    162,140   Schwab (Charles) Corp.               9,211,578
     41,100   The Goldman Sachs Group, Inc.        4,320,637
                                                 -----------
                                                  21,182,777
                                                 -----------

Household - Audio/Video (2.75%)
     65,850   Sony Corp.- Sponsored ADR           18,446,231
                                                 -----------

Internet - ISP/Content (0.29%)
     11,982   Akamai Technologies, Inc.*           1,926,855
                                                 -----------

Internet - Network Security/Solutions (1.38%)
     61,620   VeriSign, Inc.*                      9,212,190
                                                 -----------

Leisure - Products (1.01%)
    113,980   The Seagram Co. Ltd.                 6,781,810
                                                 -----------

Media - Radio/TV (2.36%)
     50,550   Hispanic Broadcasting Corp.*         5,724,787
    310,660   Infinity Broadcasting Corp.*        10,057,617
                                                 -----------
                                                  15,782,404
                                                 -----------

Medical - Biomed/Genetics (4.29%)
    186,200   Amgen, Inc.*                        11,428,025
    113,980   Genentech, Inc.*                    17,324,960
                                                 -----------
                                                  28,752,985
                                                 -----------

Medical - Drug/Diversified (1.23%)
    142,820   Bristol-Myers Squibb Co.             8,247,855
                                                 -----------

Medical - Ethical Drugs (1.49%)
    186,380   American Home Products Corp.         9,994,627
                                                 -----------

Medical - Products (1.55%)
    176,050   Guidant Corp.*                      10,353,940
                                                 -----------

Oil & Gas - Drilling (2.00%)
    371,590   ENSCO International, Inc.           13,423,688
                                                 -----------

Oil & Gas - Field Services (2.24%)
    185,820   Halliburton Co.                      7,618,620
     96,060   Schlumberger Ltd.                    7,348,590
                                                 -----------
                                                  14,967,210
                                                 -----------

Oil & Gas - International Integrated (1.59%)
    144,150   Total Fina SA - Sponsored ADR       10,613,043
                                                 -----------



                                            March 31, 2000
Shares/Par Value                                     Value
----------------                            --------------
Common Stock (76.69%) - continued
Oil & Gas - Production/Pipeline (2.17%)
     194,000   Enron Corp.                    $ 14,525,750
                                              ------------

Retail - Apparel/Shoe (2.36%)
     134,640   Intimate Brands, Inc.             5,520,240
     206,660   The Gap, Inc.                    10,294,251
                                              ------------
                                                15,814,491
                                              ------------

Retail - Major Discount Chains (1.06%)
     135,400   Costco Wholesale Corp.*           7,116,962
                                              ------------

Retail/Wholesale - Building Products (0.91%)
      94,916   The Home Depot, Inc.              6,122,049
                                              ------------

Retail/Wholesale - Computers (1.23%)
     162,040   Tandy Corp.                       8,223,530
                                              ------------

Telecommunications - Equipment (9.40%)
       1,720   Avanex Corp.*                       261,010
     109,109   Corning Inc.                     21,167,201
     108,881   Nokia Corp.- Sponsored ADR       23,654,397
      64,498   QUALCOMM Inc.*                    9,630,373
      63,912   Sycamore Networks, Inc.*          8,244,648
                                              ------------
                                                62,957,629
                                              ------------

Telecommunications - Services (1.40%)
     119,200   Nippon Telegraph &
               Telephone Corp. (NTT)             9,394,450
                                              ------------

Transportation - Air Freight (0.22%)
      23,700   United Parcel Service, Inc.       1,493,100
                                              ------------

Utility - Telephone (1.22%)
     129,800   ALLTEL Corp.                      8,185,512
                                              ------------
Total Common Stock
               (Cost $294,943,047)             513,483,628
                                              ------------

Corporate Debt - Convertible (17.00%)
Computer Software - Enterprise (3.11%)
$  3,348,000   Siebel Systems Inc.- 144A
               5.50%, 9/15/2006                  8,595,990
   3,480,000   VERITAS Software Corp.
               1.86%, 8/13/2006                 12,240,900
                                              ------------
                                                20,836,890
                                              ------------

Electronic - Semiconductor Equipment (1.04%)
   5,877,000   ASM Lithography Holding NV
               4.25%, 1/30/2004                  6,964,245
                                              ------------

Electronic - Semiconductor Manufacturing (1.51%)
   3,166,000   Conexant Systems, Inc.- 144A
               4.25%, 5/1/2006                  10,107,455
                                              ------------

                       Berger Funds                                           45
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                            March 31, 2000
                                                            --------------
Par Value                                                            Value
---------                                                   --------------
Corporate Debt - Convertible (17.00%) - continued
Internet - ISP/Content (1.32%)
        $851,000   America Online, Inc.
                   4.00%, 1/15/2002                           $  8,853,591
                                                              ------------

Internet - Network Security/Solutions (2.41%)
       8,973,000   Juniper Networks Inc.
                   4.75%, 3/15/2007                              8,950,567
       7,417,000   Redback Networks Inc. - 144A
                   5.00%, 4/1/2007                               7,194,490
                                                              ------------
                                                                16,145,057
                                                              ------------

Media - Cable TV (3.76%)
      13,607,000   EchoStar Communications Corp. -
                   Class A - 144A
                   4.88%, 1/1/2007                              25,206,967
                                                              ------------

Media - Radio/TV (1.75%)
       9,514,000   Clear Channel Communications, Inc.
                   2.62%, 4/1/2003                              11,726,005
                                                              ------------

Telecommunications - Services (2.09%)
      *3,556,000   COLT Telecom Group PLC
                   2.20%, 3/29/2006                              7,769,892
      $3,663,000   Level Three Communications Inc.
                   6.00%, 9/15/2009                              6,227,100
                                                              ------------
                                                                13,996,992
                                                              ------------
Total Corporate Debt - Convertible
(Cost $76,119,418)                                             113,837,202
                                                              ------------

Preferred Stock - Convertible (5.63%)
Media - Cable TV (2.00%)
          84,050   Houston Industries, Inc., 7.00%*             13,363,950
                                                              ------------

Telecommunications - Cellular (1.71%)
          61,970   Omnipoint Corp.,- 144A, 7.00%*               11,479,961
                                                              ------------

Telecommunications - Services (1.92%)
         164,500   Qwest Trends Trust - 144A, 5.75%             12,831,000
                                                              ------------
Total Preferred Stock - Convertible
(Cost $23,429,895)                                              37,674,911
                                                              ------------



                                                    March 31, 2000
                                                    --------------
Par Value                                                    Value
---------                                           --------------
Repurchase Agreement (0.47%)
      $3,149,000   State Street Repurchase Agreement,
                   6.05% dated March 31, 2000 to
                   be repurchased at $3,150,566 on
                   April 3, 2000, collateralized by
                   U.S. Treasury Note, 5.75% -
                   June 30, 2001 with a value
                   of $3,216,000                      $  3,149,000
                                                      ------------
Total Repurchase Agreement
(Cost $3,149,000)                                        3,149,000
                                                      ------------
Total Investments (Cost $397,641,360) (99.79%)         668,144,741
Total Other Assets, Less Liabilities (0.21%)             1,414,244
                                                      ------------
Net Assets (100.00%)                                  $669,558,985
                                                      ------------

* Non-income producing security.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

144A - Resale is restricted to qualified institutional buyers.

See notes to financial statements.

46
Berger Funds o March 31, 2000 Combined Semi-Annual Report

                       Ticker Symbol                                       BEBAX
                       Fund Number                                           213
                       PORTFOLIO MANAGER COMMENTARY             TINO R. SELLITTO
Berger                                                             AMY K. SELNER
Balanced Fund                                                 MARK S. SUNDERHUSE
--------------------------------------------------------------------------------

Performance

The market performed very differently in the two quarters included in this reporting period. In the fourth quarter 1999, technology stocks surged impressively. The new year started with a precipitous sell off in growth stocks, followed by a recovery and then, beginning March 10, another strong sell off. Despite this high volatility, Berger Balanced Fund (the "Fund"), which invests in a balance of stocks and fixed income securities, gained 37.33% over the six-month period ended March 31, 2000. This was considerably higher than the 17.50% gain registered by its benchmark, the S&P 500 Index(1). This performance is attributable to two factors: (1) the Fund's equity-oriented asset allocation, and (2) our focus towards high quality, market leading, large cap growth companies.

Period in Review

As of March 31, the Fund's net assets were allocated as follows: 68% stocks, 28% fixed income and 4% cash.

The stock side of the portfolio benefited greatly from the fourth quarter's strong technology sector. Many of our technology holdings had stand-out performances that quarter, including Oracle Corp., QUALCOMM, Lam Research, Yahoo! and Motorola. Performance was further enhanced in the first quarter 2000 by the dominant, large cap stocks we added to the portfolio at the beginning of the quarter, such as Intel, Corning, Qwest Communications and Charles Schwab.

Charles Schwab rallied from its fourth quarter decline as investors focused on the company's rapid asset inflows and the increase in earnings and revenue estimates. The Fund also enjoyed good returns from some of its consumer holdings, which bounced back after a weak fourth quarter, particularly Best Buy and Nordstrom.

On the downside, poor performers this reporting period included Alltel and Clear Channel Communications. We expect both of these stocks to perform well as their fundamentals play out over the next two to five years. Alltel, a telecommunications company with cellular operations, was hurt by investor concerns over industry-wide reductions in cellular phone roaming fees. Clear Channel was the victim of profit taking and short selling pressure after its recent acquisition of SFX. We are optimistic about this acquisition, however, and expect it to add to Clear Channel's growth rate over the next 24-36 months.

On the fixed income side of the portfolio, we continue to favor the high-quality bonds that help protect the Fund in a volatile market. We continue our short duration posture, although we have slightly extended the average maturity of our holdings to almost four years to take advantage of pricing opportunities.

Looking Ahead

We look for continued volatility in the second quarter as the market digests more potential rate increases by the Federal Reserve Board and tries to cope with soaring valuations of premier growth companies. Once the market has come to terms with these two major issues, we believe market leadership will be regained by those companies that deliver strong long-term growth.

Past performance is no guarantee of future results.

(1) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

                       Berger Funds                                           47
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger Balanced Fund

Comparison of Change in Value of Berger Balanced Fund vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2000
One Year                                   50.74%
Life of Fund (9/30/97)                     55.21%

Berger Balanced Fund              $30,014
S&P 500 Index                     $16,376

[GRAPH]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Life of Fund performance includes returns for the last quarter of 1997, which reflect a higher-than-normal level of trading activity undertaken to pursue equity opportunities available as the Advisor was beginning to implement the Fund's long-term approach to equity management. IPO's have made a significant contribution to the Fund's recent performance. There can be no assurance that such contribution will continue. Recent market volatility has significantly impacted performance. Please contact us for updated performance information.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  March 31, 2000
                                  --------------
Shares                                     Value
------                            --------------
Common Stock (67.59%)
Banks - Money Center (1.60%)
    50,490   Citigroup Inc.           $2,994,688
                                      ----------

Banks - Super Regional (1.04%)
    47,900   Wells Fargo Co.           1,960,906
                                      ----------

Computer - Local Networks (1.52%)
    36,800   Cisco Systems, Inc.*      2,845,100
                                      ----------

Computer Software - Desktop (2.94%)
    51,960   Microsoft Corp.*          5,520,750
                                      ----------

Computer Software - Enterprise (3.50%)
    53,400   Oracle Corp.*             4,168,537
    40,000   SAP AG - Sponsored ADR    2,390,000
                                      ----------
                                       6,558,537
                                      ----------

Electrical - Equipment (2.57%)
    31,050   General Electric Co.      4,818,571
                                      ----------


                                            March 31, 2000
                                            --------------
Shares                                               Value
------                                      --------------
Common Stock (67.59%) - continued
Electrical - Military Systems (1.86%)
    28,000   General Motors Corp.- Class H*     $3,486,000
                                                ----------

Electronic - Semiconductor Equipment (4.34%)
    47,240   Applied Materials, Inc.*            4,452,370
    13,080   ASM Lithography Holding NV*         1,461,690
    49,560   Lam Research Corp.*                 2,233,297
                                                ----------
                                                 8,147,357
                                                ----------

Electronic - Semiconductor Manufacturing (4.77%)
    38,900   Intel Corp.                         5,132,368
    23,800   Texas Instruments Inc.              3,808,000
                                                ----------
                                                 8,940,368
                                                ----------

Finance - Investment Bankers (2.76%)
    59,470   Schwab (Charles) Corp.              3,378,639
    22,000   Morgan Stanley Dean Witter & Co.    1,794,375
                                                ----------
                                                 5,173,014
                                                ----------

48
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger
Balanced Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                   March 31, 2000
                                                   --------------
Shares                                                      Value
------                                             --------------
Common Stock (67.59%) - continued
Household - Audio/Video (1.45%)
     9,680   Sony Corp. - Sponsored ADR            $    2,711,610
                                                   --------------

Internet - ISP/Content (1.75%)
    26,800   America Online, Inc.*                      1,802,300
     8,600   Yahoo!, Inc.*                              1,473,825
                                                   --------------
                                                        3,276,125
                                                   --------------

Internet - Network Security/Solutions (0.94%)
     6,670   Juniper Networks, Inc.*                    1,757,961
                                                   --------------

Internet - Software (1.41%)
    12,600   Ariba, Inc.*                               2,641,275
                                                   --------------

Leisure - Products (1.71%)
    53,990   The Seagram Co. Ltd.                       3,212,414
                                                   --------------

Media - Radio/TV (1.36%)
    36,850   Clear Channel Communications, Inc.*        2,544,953
                                                   --------------

Medical - Biomed/Genetics (2.39%)
    29,830   Amgen, Inc.*                               1,830,816
    17,440   Genentech, Inc.*                           2,650,880
                                                   --------------
                                                        4,481,696
                                                   --------------

Medical - Drug/Diversified (1.59%)
    51,690   Bristol-Myers Squibb Co.                   2,985,097
                                                   --------------

Medical - Ethical Drugs (2.31%)
    42,320   American Home Products Corp.               2,269,410
    34,780   Pharmacia & Upjohn, Inc.                   2,060,715
                                                   --------------
                                                        4,330,125
                                                   --------------

Medical - Products (0.82%)
    26,000   Guidant Corp.*                             1,529,125
                                                   --------------

Oil & Gas - Drilling (1.22%)
    44,750   Transocean Sedco Forex Inc.                2,296,234
                                                   --------------

Oil & Gas - Field Services (0.91%)
    41,790   Halliburton Co.                            1,713,390
                                                   --------------

Oil & Gas - International Integrated (1.31%)
    33,340   Total Fina SA - Sponsored ADR              2,454,657
                                                   --------------

Oil & Gas - Machinery/Equipment (0.89%)
    25,000   Cooper Cameron Corp.*                      1,671,875
                                                   --------------

Oil & Gas - Production/Pipeline (2.48%)
    62,190   Enron Corp.                                4,656,476
                                                   --------------



                                                March 31, 2000
                                                --------------
Shares/Par Value                                         Value
----------------                                --------------
Common Stock (67.59%) - continued
Retail - Apparel/Shoe (1.92%)
      57,000   Nordstrom, Inc.                    $  1,681,500
      38,500   The Gap, Inc.                         1,917,781
                                                  ------------
                                                     3,599,281
                                                  ------------

Retail - Consumer Electronics (1.94%)
      42,360   Best Buy Co., Inc.*                   3,642,960
                                                  ------------

Retail - Drug Stores (0.93%)
      67,800   Walgreen Co.                          1,745,850
                                                  ------------

Retail - Super/Mini-Markets (1.27%)
      52,610   Safeway, Inc.*                        2,380,602
                                                  ------------

Telecommunications - Equipment (7.45%)
      19,710   Corning Inc.                          3,823,740
      19,630   Motorola, Inc.                        2,794,821
       9,020   Nokia Corp. - Sponsored ADR           1,959,595
      15,600   QUALCOMM Inc.*                        2,329,275
      23,802   Sycamore Networks, Inc.*              3,070,458
                                                  ------------
                                                    13,977,889
                                                  ------------

Telecommunications - Services (3.03%)
      75,640   Qwest Communications
               International, Inc.*                  3,668,540
      30,400   Sonera Corp. - Sponsored ADR          2,017,800
                                                  ------------
                                                     5,686,340
                                                  ------------

Transportation - Air Freight (0.26%)
       7,700   United Parcel Service, Inc.             485,100
                                                  ------------

Utility - Telephone (1.35%)
      40,000   ALLTEL Corp.                          2,522,500
                                                  ------------
Total Common Stock
               (Cost $87,197,930)                  126,748,826
                                                  ------------

Corporate Debt - Non-Convertible (9.83%)
Banks - Foreign (0.84%)
$  1,600,000   Barclays Bank PLC -
               5.95%, 7/15/2001                      1,570,168
                                                  ------------

Computer - Manufacturers (1.01%)
   2,000,000   IBM Corp. -
               5.63%, 4/12/2004                      1,891,274
                                                  ------------

Finance - Consumer/Commercial Loans (3.62%)
   2,000,000   Boeing Capital Corp. -
               6.21%, 8/15/2003                      1,923,827
   2,000,000   Ford Motor Credit Co. -
               6.13%, 4/28/2003                      1,927,652
   2,000,000   General Electric Capital Corp. -
               5.89%, 5/11/2001                      1,977,944
   1,000,000   General Motors Acceptance Corp. -
               5.60%, 4/30/2002                        964,850
                                                  ------------
                                                     6,794,273
                                                  ------------

                       Berger Funds                                           49
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                March 31, 2000
                                                --------------
Shares/Par Value                                         Value
----------------                                --------------
Corporate Debt - Non-Convertible (9.83%) - continued
Finance - Investment Bankers (1.33%)
   $1,045,000      Bear Stearns Co. Inc. -
                   6.50%, 8/1/2002                $  1,023,005
    1,000,000      Merrill Lynch & Co. -
                   5.71%, 1/15/2002                    973,102
      500,000      Merrill Lynch & Co. -
                   6.02%, 5/11/2001                    494,162
                                                  ------------
                                                     2,490,269
                                                  ------------

Finance - Investment Management (1.08%)
    2,000,000      Morgan Stanley Dean Witter & Co. -
                   8.10%, 6/24/2002                  2,027,916
                                                  ------------

Insurance - Diversified (0.66%)
    1,275,000      Transamerica Financial Corp. -
                   6.13%, 11/1/2001                  1,248,175
                                                  ------------

Medical - Drug/Diversified (1.03%)
    2,000,000      Warner-Lambert Co. -
                   5.75%, 1/15/2003                  1,929,010
                                                  ------------

Retail - Super/Mini-Markets (0.26%)
      500,000      Albertson's Inc. -
                   6.55%, 8/1/2004                     483,228
                                                  ------------
Total Corporate Debt - Non-Convertible
(Cost $19,113,542)                                  18,434,313
                                                  ------------

Preferred Stock - Convertible (0.21%)
Utility - Electric Power (0.21%)
       10,200      Texas Utilities Co., 9.25%          402,262
                                                  ------------
Total Preferred Stock - Convertible
(Cost $510,000)                                        402,262
                                                  ------------

U.S. Government Agency Obligations (14.64%)
  $15,000,000      FHLMC Discount Note -
                   6.25%, 7/15/2004                 14,547,795
    5,000,000      FNMA Discount Note -
                   5.75%, 4/15/2003                  4,822,585
    8,000,000      FNMA Discount Note -
                   7.40%, 7/1/2004                   8,093,520
                                                  ------------
Total U.S. Government Agency Obligations
(Cost $27,351,714)                                  27,463,900
                                                  ------------



                                                      March 31, 2000
                                                      --------------
Par Value                                                      Value
---------                                             --------------
U.S. Treasury Notes (3.09%)
      $2,000,000   U.S. Treasury Note -
                   4.25%, 11/15/2003                  $    1,865,626
       4,000,000   U.S. Treasury Note -
                   5.75%, 8/15/2003                        3,923,752
                                                      --------------
Total U.S. Treasury Notes
(Cost $5,815,673)                                          5,789,378
                                                      --------------

Repurchase Agreement (3.78%)
       7,086,000   State Street Repurchase Agreement,
                   6.05% dated March 31, 2000
                   to be repurchased at $7,089,524
                   on April 3, 2000, collateralized
                   by FNMA Agency Note, 6.40% -
                   December 21, 2001 with a value
                   of $7,231,805                           7,086,000
                                                      --------------
Total Repurchase Agreement
(Cost $7,086,000)                                          7,086,000
                                                      --------------
Total Investments (Cost $147,074,859) (99.14%)           185,924,679
Total Other Assets, Less Liabilities (0.86%)               1,621,049
                                                      --------------
Net Assets (100.00%)                                  $  187,545,728
                                                      --------------


* Non-income producing security.

ADR - American Depositary Receipt.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association.

See notes to financial statements.

50
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Financial
Statements
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

                                                                                       Berger             Berger
                                                                                  Information     New Generation             Berger
March 31,2000 (Unaudited)                                                     Technology Fund               Fund        Select Fund
-------------------------                                                     ---------------    ---------------    ---------------
Assets
Investments, at cost                                                          $    83,408,454    $   626,041,688    $   103,984,820
                                                                              ---------------    ---------------    ---------------
Investments, at value                                                         $   131,141,683    $   920,622,559    $   160,434,515
Cash                                                                                   79,354            679,128                138
Foreign Cash (cost:$68,329)                                                                --                 --                 --
Receivables
   Investment securities sold                                                       1,756,242         14,890,558          4,433,704
   Fund shares sold                                                                 1,517,400         17,854,394            291,536
   Dividends                                                                           11,329             30,086              4,208
   Interest                                                                               484                 --                310
Investment held as collateral for securities loaned                                39,744,569        214,030,614         78,748,257
Deferred organization costs                                                             7,468                 --                 --
Other assets                                                                            7,583                 --                 --
                                                                              ---------------    ---------------    ---------------
         Total Assets                                                             174,266,112      1,168,107,339        243,912,668
                                                                              ---------------    ---------------    ---------------
Liabilities
Payables
   Investment securities purchased                                                    852,913          7,112,440                 --
   Fund shares redeemed                                                             1,216,842          2,705,073            285,836
   Loan payable to Banks                                                                   --                 --                 --
   Interest                                                                                --                 --                 --
Collateral on securities loaned                                                    39,744,569        214,030,614         78,748,257
Accrued investment advisory fees                                                      108,204            717,278            116,899
Accrued custodian and accounting fees                                                  11,145             34,036              7,880
Accrued transfer agent fees                                                            16,816            130,862             33,343
Accrued 12b-1 fees                                                                     14,141            192,776             38,966
Accrued audit fees                                                                      8,570              9,329              6,504
Accrued shareholder reporting fees                                                        416             53,651              2,116
Other accrued expenses                                                                  3,526             34,840                 --
                                                                              ---------------    ---------------    ---------------
         Total Liabilities                                                         41,977,142        225,020,899         79,239,801
                                                                              ---------------    ---------------    ---------------

Net Assets Applicable to Shares Outstanding                                   $   132,288,970    $   943,086,440    $   164,672,867
                                                                              ---------------    ---------------    ---------------
Components of Net Assets
Capital (par value and paid in surplus)                                       $    81,714,681    $   551,680,486    $    87,206,308
Undistributed net investment income/(Accumulated net investment loss)                (407,137)        (3,804,227)          (923,314)
Undistributed net realized gain on securities                                       3,248,197        100,629,310         21,940,178
Net unrealized appreciation of securities and foreign currency transactions        47,733,229        294,580,871         56,449,695
                                                                              ---------------    ---------------    ---------------
                                                                              $   132,288,970    $   943,086,440    $   164,672,867
                                                                              ---------------    ---------------    ---------------
Shares Outstanding                                                                  1,012,501         22,549,888          6,023,332
                                                                              ---------------    ---------------    ---------------
Shares Authorized (par value $0.01)                                                 Unlimited          Unlimited          Unlimited
                                                                              ---------------    ---------------    ---------------

Net Asset Value, Offering and Redemption Price Per Share                                  N/A                N/A    $         27.34
                                                                              ---------------    ---------------    ---------------
Net Assets:
   Investor Shares                                                            $    64,242,600    $   938,680,890                N/A
                                                                              ---------------    ---------------    ---------------
   Institutional Shares                                                       $    68,046,370    $     4,405,550                N/A
                                                                              ---------------    ---------------    ---------------
Shares Outstanding:
   Investor Shares                                                                    492,206         22,443,498                N/A
                                                                              ---------------    ---------------    ---------------
   Institutional Shares                                                               520,295            106,390                N/A
                                                                              ---------------    ---------------    ---------------
Net Asset Value, Offering and Redemption Price Per Share:
   Investor Shares                                                            $        130.52    $         41.82                N/A
                                                                              ---------------    ---------------    ---------------
   Institutional Shares                                                       $        130.78    $         41.41                N/A
                                                                              ---------------    ---------------    ---------------

See notes to financial statements.

                       Financial Statements                                   51
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

                                                                                      Berger             Berger            Berger
                                                                               Small Company          Small Cap           Mid Cap
March 31,2000 (Unaudited)                                                        Growth Fund         Value Fund       Growth Fund
-------------------------                                                    ---------------    ---------------   ---------------
Assets
Investments, at cost                                                         $ 1,033,195,945    $ 1,205,825,513   $    97,867,337
                                                                             ---------------    ---------------   ---------------
Investments, at value                                                        $ 1,509,711,324    $ 1,245,348,308   $   128,113,985
Cash                                                                               2,808,022          1,036,289                --
Foreign Cash (cost:$68,329)                                                               --                 --                --
Receivables
   Investment securities sold                                                     25,757,632          3,780,899         2,184,812
   Fund shares sold                                                               14,144,497         10,445,602         1,420,490
   Dividends                                                                              --          1,012,106                --
   Interest                                                                               --              9,076                --
Investment held as collateral for securities loaned                              221,076,125                 --        49,919,498
Deferred organization costs                                                               --                 --                --
Other assets                                                                              --                 --                --
                                                                             ---------------    ---------------   ---------------
         Total Assets                                                          1,773,497,600      1,261,632,280       181,638,785
                                                                             ---------------    ---------------   ---------------
Liabilities
Payables
   Investment securities purchased                                                21,266,655         23,942,239                --
   Fund shares redeemed                                                            3,375,486          1,699,840           240,639
   Loan payable to Banks                                                          12,000,000                 --         2,035,291
   Interest                                                                            2,271                 --                --
Collateral on securities loaned                                                  221,076,125                 --        49,919,498
Accrued investment advisory fees                                                   1,138,186            786,037            91,312
Accrued custodian and accounting fees                                                 62,701             43,985             7,834
Accrued transfer agent fees                                                          412,007             89,240            15,695
Accrued 12b-1 fees                                                                   357,774            113,238            30,437
Accrued audit fees                                                                    11,335              9,642             6,597
Accrued shareholder reporting fees                                                   281,135                 --               551
Other accrued expenses                                                                    --              4,765                --
                                                                             ---------------    ---------------   ---------------
         Total Liabilities                                                       259,983,675         26,688,986        52,347,854
                                                                             ---------------    ---------------   ---------------

Net Assets Applicable to Shares Outstanding                                  $ 1,513,513,925    $ 1,234,943,294   $   129,290,931
                                                                             ---------------    ---------------   ---------------
Components of Net Assets
Capital (par value and paid in surplus)                                      $   738,450,985    $ 1,117,062,209   $    89,889,322
Undistributed net investment income/(Accumulated net investment loss)             (5,722,424)         4,814,765          (340,949)
Undistributed net realized gain on securities                                    304,269,985         73,543,525         9,495,914
Net unrealized appreciation of securities and foreign currency transactions      476,515,379         39,522,795        30,246,644
                                                                             ---------------    ---------------   ---------------
                                                                             $ 1,513,513,925    $ 1,234,943,294   $   129,290,931
                                                                             ---------------    ---------------   ---------------
Shares Outstanding                                                               196,491,654         54,971,759         3,158,724
                                                                             ---------------    ---------------   ---------------
Shares Authorized (par value $0.01)                                                Unlimited          Unlimited         Unlimited
                                                                             ---------------    ---------------   ---------------

Net Asset Value, Offering and Redemption Price Per Share                                 N/A                N/A   $         40.93
                                                                             ---------------    ---------------   ---------------
Net Assets:
   Investor Shares                                                           $ 1,511,595,038    $   583,615,692               N/A
                                                                             ---------------    ---------------   ---------------
   Institutional Shares                                                      $     1,918,887    $   651,327,602               N/A
                                                                             ---------------    ---------------   ---------------
Shares Outstanding:
   Investor Shares                                                               196,239,196         26,012,489               N/A
                                                                             ---------------    ---------------   ---------------
   Institutional Shares                                                              252,458         28,959,270               N/A
                                                                             ---------------    ---------------   ---------------
Net Asset Value, Offering and Redemption Price Per Share:
   Investor Shares                                                           $          7.70    $         22.44               N/A
                                                                             ---------------    ---------------   ---------------
   Institutional Shares                                                      $          7.60    $         22.49               N/A
                                                                             ---------------    ---------------   ---------------


                                                                                      Berger                               Berger
                                                                                     Mid Cap            Berger         Growth and
March 31,2000 (Unaudited)                                                         Value Fund       Growth Fund        Income Fund
-------------------------                                                    ---------------   ---------------    ---------------
Assets
Investments, at cost                                                         $    20,240,700   $ 1,312,224,191    $   397,641,360
                                                                             ---------------   ---------------    ---------------
Investments, at value                                                        $    24,448,206   $ 2,097,309,351    $   668,144,741
Cash                                                                                     635               744            801,213
Foreign Cash (cost:$68,329)                                                               --                --             68,022
Receivables
   Investment securities sold                                                        207,779                --                 --
   Fund shares sold                                                                  235,406           650,158          1,781,900
   Dividends                                                                          48,293           390,280            372,661
   Interest                                                                               15               591            542,693
Investment held as collateral for securities loaned                                6,836,223                --
Deferred organization costs                                                               --                --                 --
Other assets                                                                              --                --                 --
                                                                             ---------------   ---------------    ---------------
         Total Assets                                                             31,776,557     2,098,351,124        671,711,230
                                                                             ---------------   ---------------    ---------------
Liabilities
Payables
   Investment securities purchased                                                   259,971                --            800,914
   Fund shares redeemed                                                                6,835           917,547            560,997
   Loan payable to Banks                                                                  --                --                 --
   Interest                                                                               --                --                 --
Collateral on securities loaned                                                    6,836,223                --                 --
Accrued investment advisory fees                                                      14,950         1,251,668            420,160
Accrued custodian and accounting fees                                                  5,391            83,872             23,191
Accrued transfer agent fees                                                           13,074           676,939            175,279
Accrued 12b-1 fees                                                                     4,983           456,911            142,474
Accrued audit fees                                                                     6,714            16,882             11,335
Accrued shareholder reporting fees                                                       830            71,969             17,895
Other accrued expenses                                                                    --                --                 --
                                                                             ---------------   ---------------    ---------------
         Total Liabilities                                                         7,148,971         3,475,788          2,152,245
                                                                             ---------------   ---------------    ---------------

Net Assets Applicable to Shares Outstanding                                  $    24,627,586   $ 2,094,875,336    $   669,558,985
                                                                             ---------------   ---------------    ---------------
Components of Net Assets
Capital (par value and paid in surplus)                                      $    17,647,814   $ 1,086,371,214    $   356,570,098
Undistributed net investment income/(Accumulated net investment loss)                 56,657        (7,349,476)          (957,324)
Undistributed net realized gain on securities                                      2,715,607       230,768,245         43,443,136
Net unrealized appreciation of securities and foreign currency transactions        4,207,508       785,085,353        270,503,075
                                                                             ---------------   ---------------    ---------------
                                                                             $    24,627,586   $ 2,094,875,336    $   669,558,985
                                                                             ---------------   ---------------    ---------------
Shares Outstanding                                                                 1,802,082        95,066,498         30,125,948
                                                                             ---------------   ---------------    ---------------
Shares Authorized (par value $0.01)                                                Unlimited       200,000,000        100,000,000
                                                                             ---------------   ---------------    ---------------

Net Asset Value, Offering and Redemption Price Per Share                     $         13.67   $         22.04    $         22.23
                                                                             ---------------   ---------------    ---------------
Net Assets:
   Investor Shares                                                                       N/A               N/A                N/A
                                                                             ---------------   ---------------    ---------------
   Institutional Shares                                                                  N/A               N/A                N/A
                                                                             ---------------   ---------------    ---------------
Shares Outstanding:
   Investor Shares                                                                       N/A               N/A                N/A
                                                                             ---------------   ---------------    ---------------
   Institutional Shares                                                                  N/A               N/A                N/A
                                                                             ---------------   ---------------    ---------------
Net Asset Value, Offering and Redemption Price Per Share:
   Investor Shares                                                                       N/A               N/A                N/A
                                                                             ---------------   ---------------    ---------------
   Institutional Shares                                                                  N/A               N/A                N/A
                                                                             ---------------   ---------------    ---------------

                                                                                        Berger
                                                                                      Balanced
March 31,2000 (Unaudited)                                                                 Fund
-------------------------                                                      ---------------
Assets
Investments, at cost                                                           $   147,074,859
                                                                               ---------------
Investments, at value                                                          $   185,924,679
Cash                                                                                     1,889
Foreign Cash (cost:$68,329)                                                                 --
Receivables
   Investment securities sold                                                               --
   Fund shares sold                                                                    968,091
   Dividends                                                                            44,762
   Interest                                                                            845,368
Investment held as collateral for securities loaned                                 29,951,121
Deferred organization costs                                                                 --
Other assets                                                                                --
                                                                               ---------------
         Total Assets                                                              217,735,910
                                                                               ---------------
Liabilities
Payables
   Investment securities purchased                                                          --
   Fund shares redeemed                                                                 46,173
   Loan payable to Banks                                                                    --
   Interest                                                                                 --
Collateral on securities loaned                                                     29,951,121
Accrued investment advisory fees                                                       106,367
Accrued custodian and accounting fees                                                    8,026
Accrued transfer agent fees                                                             30,776
Accrued 12b-1 fees                                                                      37,988
Accrued audit fees                                                                       7,598
Accrued shareholder reporting fees                                                       2,133
Other accrued expenses                                                                      --
                                                                               ---------------
         Total Liabilities                                                          30,190,182
                                                                               ---------------

Net Assets Applicable to Shares Outstanding                                    $   187,545,728
                                                                               ---------------
Components of Net Assets
Capital (par value and paid in surplus)                                        $   136,177,410
Undistributed net investment income/(Accumulated net investment loss)                  116,008
Undistributed net realized gain on securities                                       12,402,490
Net unrealized appreciation of securities and foreign currency transactions         38,849,820
                                                                               ---------------
                                                                               $   187,545,728
                                                                               ---------------
Shares Outstanding                                                                   9,091,191
                                                                               ---------------
Shares Authorized (par value $0.01)                                                  Unlimited
                                                                               ---------------

Net Asset Value, Offering and Redemption Price Per Share                       $         20.63
                                                                               ---------------
Net Assets:
   Investor Shares                                                                         N/A
                                                                               ---------------
   Institutional Shares                                                                    N/A
                                                                               ---------------
Shares Outstanding:
   Investor Shares                                                                         N/A
                                                                               ---------------
   Institutional Shares                                                                    N/A
                                                                               ---------------
Net Asset Value, Offering and Redemption Price Per Share:
   Investor Shares                                                                         N/A
                                                                               ---------------
   Institutional Shares                                                                    N/A
                                                                               ---------------

52
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Financial
Statements
--------------------------------------------------------------------------------

Statements of Operations

                                                                             Berger             Berger
                                                                        Information     New Generation             Berger
For the Six Months Ended March 31,2000 (Unaudited)                  Technology Fund               Fund        Select Fund
                                                                    ---------------    ---------------    ---------------
Investment Income
Income
   Dividends                                                        $        24,807    $       114,790    $        35,217
   Interest                                                                  70,463            167,794            216,802
   Securities lending income                                                 13,719            135,742             17,565
                                                                    ---------------    ---------------    ---------------
         Total Income                                                       108,989            418,326            269,584
                                                                    ---------------    ---------------    ---------------

Expenses
   Investment advisory fees                                                 340,068          2,744,688            550,793
   Accounting fees                                                           11,830             47,016             10,226
   Custodian fees                                                            11,619             25,332              1,167
   Transfer agent fees                                                       44,290            339,344             77,258
   Registration fees                                                         39,234             82,286             39,165
   12b-1 fees (Investor Shares or single-class funds only)                   36,118            816,389            183,597
   Audit fees                                                                 7,185              7,944              5,119
   Legal fees                                                                   758              7,365              2,031
   Directors'/Trustees' fees and expenses                                     1,568             14,731              3,655
   Shareholder reporting fees                                                22,089            117,724             25,130
   Amortization of deferred organization costs                                1,856                 --                 --
   Interest expense                                                              --              7,693              2,433
   Other expenses                                                               895              4,096              3,717
                                                                    ---------------    ---------------    ---------------
      Gross Expenses                                                        517,510          4,214,608            904,291
      Less fees paid indirectly                                                  --             (1,575)           (12,097)
      Less earnings credits                                                  (1,384)            (7,940)            (2,066)
                                                                    ---------------    ---------------    ---------------
      Net Expenses                                                          516,126          4,205,093            890,128
                                                                    ---------------    ---------------    ---------------
      Net Investment Income (Loss)                                         (407,137)        (3,786,767)          (620,544)
                                                                    ---------------    ---------------    ---------------

Net Realized and Unrealized Gain on Investments and Foreign
  Currency Transactions
Net realized gain on securities and foreign currency transactions         3,344,677        105,025,417         21,807,335
Net change in unrealized appreciation on securities and foreign
  currency transactions                                                  39,960,478        221,996,546         48,218,228
                                                                    ---------------    ---------------    ---------------
Net Realized and Unrealized Gain on Investments                          43,305,155        327,021,963         70,025,563
                                                                    ---------------    ---------------    ---------------
Net Increase in Net Assets Resulting from Operations                $    42,898,018    $   323,235,196    $    69,405,019
                                                                    ---------------    ---------------    ---------------

See notes to financial statements.

                       Financial Statements                                   53
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

                                                                             Berger            Berger            Berger
                                                                      Small Company         Small Cap           Mid Cap
For the Six Months Ended March 31,2000 (Unaudited)                      Growth Fund        Value Fund       Growth Fund
                                                                    ---------------   ---------------   ---------------
Investment Income
Income
   Dividends                                                        $        81,932   $    11,463,788   $        18,432
   Interest                                                               1,579,659         1,540,506           150,852
   Securities lending income                                                137,743                --            13,470
                                                                    ---------------   ---------------   ---------------
         Total Income                                                     1,799,334        13,004,294           182,754
                                                                    ---------------   ---------------   ---------------

Expenses
   Investment advisory fees                                               4,667,108         3,979,784           305,801
   Accounting fees                                                           66,953            64,682             7,471
   Custodian fees                                                            40,917            43,788             9,031
   Transfer agent fees                                                      767,317           225,409            44,337
   Registration fees                                                         69,686           212,602            34,156
   12b-1 fees (Investor Shares or single-class funds only)                1,429,400           565,407           101,934
   Audit fees                                                                 9,950             8,257             5,212
   Legal fees                                                                14,095            15,683               771
   Directors'/Trustees' fees and expenses                                    26,307            26,153             1,747
   Shareholder reporting fees                                               330,797            75,116            13,268
   Amortization of deferred organization costs                                   --                --                --
   Interest expense                                                          12,398            10,861                --
   Other expenses                                                            14,401             8,863               576
                                                                    ---------------   ---------------   ---------------
      Gross Expenses                                                      7,449,329         5,236,605           524,304
      Less fees paid indirectly                                                  --                --                --
      Less earnings credits                                                 (11,662)          (12,761)           (1,006)
                                                                    ---------------   ---------------   ---------------
      Net Expenses                                                        7,437,667         5,223,844           523,298
                                                                    ---------------   ---------------   ---------------
      Net Investment Income (Loss)                                       (5,638,333)        7,780,450          (340,544)
                                                                    ---------------   ---------------   ---------------

Net Realized and Unrealized Gain on Investments and Foreign
  Currency Transactions
Net realized gain on securities and foreign currency transactions       318,867,140        73,393,905         9,725,428
Net change in unrealized appreciation on securities and foreign
  currency transactions                                                 329,803,935        19,515,894        26,520,866
                                                                    ---------------   ---------------   ---------------
Net Realized and Unrealized Gain on Investments                         648,671,075        92,909,799        36,246,294
                                                                    ---------------   ---------------   ---------------
Net Increase in Net Assets Resulting from Operations                $   643,032,742   $   100,690,249   $    35,905,750
                                                                    ---------------   ---------------   ---------------


                                                                             Berger                              Berger
                                                                            Mid Cap            Berger        Growth and
For the Six Months Ended March 31,2000 (Unaudited)                       Value Fund       Growth Fund       Income Fund
                                                                    ---------------   ---------------   ---------------
Investment Income
Income
   Dividends                                                        $       253,302   $     2,067,487   $     1,455,930
   Interest                                                                   6,753           509,991           766,756
   Securities lending income                                                  1,126                --                --
                                                                    ---------------   ---------------   ---------------
         Total Income                                                       261,181         2,577,478         2,222,686
                                                                    ---------------   ---------------   ---------------

Expenses
   Investment advisory fees                                                  87,514         6,075,710         1,981,913
   Accounting fees                                                            5,549            80,962            29,210
   Custodian fees                                                             9,962            47,868            16,950
   Transfer agent fees                                                       32,941           993,845           286,999
   Registration fees                                                         14,935            28,796            40,941
   12b-1 fees (Investor Shares or single-class funds only)                   29,172         2,192,185           663,061
   Audit fees                                                                 5,329            15,464             9,950
   Legal fees                                                                   375            24,777             7,873
   Directors'/Trustees' fees and expenses                                       656            45,347            13,535
   Shareholder reporting fees                                                 8,761           156,799            63,380
   Amortization of deferred organization costs                                   --                --                --
   Interest expense                                                              --             9,399             3,479
   Other expenses                                                               925            54,934            14,489
                                                                    ---------------   ---------------   ---------------
      Gross Expenses                                                        196,119         9,726,086         3,131,780
      Less fees paid indirectly                                                  --           (26,357)           (7,151)
      Less earnings credits                                                  (1,207)          (14,747)           (9,051)
                                                                    ---------------   ---------------   ---------------
      Net Expenses                                                          194,912         9,684,982         3,115,578
                                                                    ---------------   ---------------   ---------------
      Net Investment Income (Loss)                                           66,269        (7,107,504)         (892,892)
                                                                    ---------------   ---------------   ---------------

Net Realized and Unrealized Gain on Investments and Foreign
  Currency Transactions
Net realized gain on securities and foreign currency transactions         2,848,481       235,906,336        45,408,585
Net change in unrealized appreciation on securities and foreign
  currency transactions                                                   2,097,410       665,499,190       200,123,566
                                                                    ---------------   ---------------   ---------------
Net Realized and Unrealized Gain on Investments                           4,945,891       901,405,526       245,532,151
                                                                    ---------------   ---------------   ---------------
Net Increase in Net Assets Resulting from Operations                $     5,012,160   $   894,298,022   $   244,639,259
                                                                    ---------------   ---------------   ---------------

                                                                             Berger
                                                                           Balanced
For the Six Months Ended March 31,2000 (Unaudited)                             Fund
                                                                    ---------------
Investment Income
Income
   Dividends                                                        $       267,445
   Interest                                                               1,507,300
   Securities lending income                                                 10,405
                                                                    ---------------
         Total Income                                                     1,785,150
                                                                    ---------------

Expenses
   Investment advisory fees                                                 527,686
   Accounting fees                                                           10,945
   Custodian fees                                                             3,665
   Transfer agent fees                                                       75,344
   Registration fees                                                         29,424
   12b-1 fees (Investor Shares or single-class funds only)                  188,460
   Audit fees                                                                 6,213
   Legal fees                                                                 2,178
   Directors'/Trustees' fees and expenses                                     4,056
   Shareholder reporting fees                                                24,354
   Amortization of deferred organization costs                                   --
   Interest expense                                                              --
   Other expenses                                                             3,650
                                                                    ---------------
      Gross Expenses                                                        875,975
      Less fees paid indirectly                                              (6,318)
      Less earnings credits                                                  (3,011)
                                                                    ---------------
      Net Expenses                                                          866,646
                                                                    ---------------
      Net Investment Income (Loss)                                          918,504
                                                                    ---------------

Net Realized and Unrealized Gain on Investments and Foreign
  Currency Transactions
Net realized gain on securities and foreign currency transactions        13,353,576
Net change in unrealized appreciation on securities and foreign
  currency transactions                                                  32,146,206
                                                                    ---------------
Net Realized and Unrealized Gain on Investments                          45,499,782
                                                                    ---------------
Net Increase in Net Assets Resulting from Operations                $    46,418,286
                                                                    ---------------

54
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Financial
Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                            Berger
                                                                                          Information
                                                                                        Technology Fund
                                                                   ---------------------------------------------------------
                                                                    Six Months Ended         Period from          Year Ended
                                                                       March 31,2000     March 1,1999 to        February 28,
                                                                         (Unaudited)   September 30,1999                1999
                                                                   -----------------   -----------------   -----------------
From Operations
Net investment income (loss)                                       $        (407,137)  $        (131,128)  $         (85,891)
Net realized gain on securities and foreign currency transactions          3,344,677             388,198             123,091
Net realized gain on futures contracts                                            --                  --                  --
Net realized gain on distributions from investment companies                      --                  --                  --
Net change in unrealized appreciation on securities and foreign
  currency transactions                                                   39,960,478           4,446,738           2,901,441
                                                                   -----------------   -----------------   -----------------
Net Increase in Net Assets Resulting from Operations                      42,898,018           4,703,808           2,938,641
                                                                   -----------------   -----------------   -----------------

From Dividends and Distributions to Shareholders
Dividends from net investment income:
   Investor Shares and single-class Funds only                                    --                  --                  --
   Institutional Shares                                                           --                  --                  --
Distributions in excess of net investment income:
   Investor Shares and single-class Funds only                                    --                  --                  --
Distributions from net realized gains on investments:
   Investor Shares and single-class Funds only                               (72,711)                 --                  --
   Institutional Shares                                                     (153,075)           (240,971)                 --
                                                                   -----------------   -----------------   -----------------
Net Decrease in Net Assets from Dividends and Distributions to
  Shareholders                                                              (225,786)           (240,971)                 --
                                                                   -----------------   -----------------   -----------------

From Fund Share Transactions
Proceeds from shares sold                                                 93,070,851           9,473,739           8,406,475
Net asset value of shares issued in reinvestment of dividends and
  distributions                                                              225,245             240,876                  --
Payments for shares redeemed                                             (28,584,126)         (1,718,686)         (1,572,857)
                                                                   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets Derived from Fund Share
  Transactions                                                            64,711,970           7,995,929           6,833,618
                                                                   -----------------   -----------------   -----------------
Net Increase in Net Assets                                               107,384,202          12,458,766           9,772,259

Net Assets
Beginning of period                                                       24,904,768          12,446,002           2,673,743
                                                                   -----------------   -----------------   -----------------
End of period                                                      $     132,288,970   $      24,904,768   $      12,446,002
                                                                   -----------------   -----------------   -----------------
Undistributed net investment income/(Accumulated net
  investment loss)                                                 $        (407,137)                 --                  --
                                                                   -----------------   -----------------   -----------------

Transactions in Fund Shares (Note 5)
Shares sold                                                                  830,809             182,321             233,427
Shares issued to shareholders in reinvestment of dividends and
  distributions                                                                2,036               4,504                  --
Shares redeemed                                                             (253,700)            (34,016)            (41,565)
                                                                   -----------------   -----------------   -----------------
Net Increase (Decrease) in Shares                                            579,145             152,809             191,862
Shares outstanding, beginning of period                                      433,356             280,547              88,685
                                                                   -----------------   -----------------   -----------------
Shares outstanding, end of period                                          1,012,501             433,356             280,547
                                                                   -----------------   -----------------   -----------------

See notes to financial statements.

                       Financial Statements                                   55
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

                                                                      Berger
                                                                  New Generation                             Berger
                                                                       Fund                                Select Fund
                                                       -----------------------------------------------------------------------------
                                                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
                                                         March 31, 2000       September 30,      March 31, 2000       September 30,
                                                            (Unaudited)                1999         (Unaudited)                1999
                                                       ----------------    ----------------    ----------------    ----------------
From Operations
Net investment income (loss)                           $     (3,786,767)   $     (2,457,353)   $       (620,544)   $        267,758
Net realized gain on securities and foreign
  currency transactions                                     105,025,417          70,131,198          21,807,335          26,109,272
Net realized gain on futures contracts                               --                  --                  --             613,845
Net realized gain on distributions from
  investment companies                                               --                  --                  --                  --
Net change in unrealized appreciation on
  securities and foreign currency transactions              221,996,546          62,553,374          48,218,228           8,283,724
                                                       ----------------    ----------------    ----------------    ----------------
Net Increase in Net Assets Resulting from Operations        323,235,196         130,227,219          69,405,019          35,274,599
                                                       ----------------    ----------------    ----------------    ----------------

From Dividends and Distributions to Shareholders
Dividends from net investment income:
   Investor Shares and single-class Funds only                       --                  --                  --            (267,759)
   Institutional Shares                                              --                  --                  --                  --
Distributions in excess of net investment income:
   Investor Shares and single-class Funds only                       --                  --            (416,086)           (102,138)
Distributions from net realized gains on investments:
   Investor Shares and single-class Funds only              (71,662,846)         (4,495,277)        (24,133,140)         (4,692,942)
   Institutional Shares                                        (146,231)                 --                  --                  --
                                                       ----------------    ----------------    ----------------    ----------------
Net Decrease in Net Assets from Dividends and
  Distributions to Shareholders                             (71,809,077)         (4,495,277)        (24,549,226)         (5,062,839)
                                                       ----------------    ----------------    ----------------    ----------------

From Fund Share Transactions
Proceeds from shares sold                                   595,534,395         266,445,474          41,846,833         135,890,110
Net asset value of shares issued in reinvestment of
  dividends and distributions                                67,719,663           4,318,823          23,771,946           4,474,373
Payments for shares redeemed                               (302,878,397)       (178,904,170)        (47,153,364)       (110,795,590)
                                                       ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease) in Net Assets Derived from
  Fund Share Transactions                                   360,375,661          91,860,127          18,465,415          29,568,893
                                                       ----------------    ----------------    ----------------    ----------------
Net Increase in Net Assets                                  611,801,780         217,592,069          63,321,208          59,780,653

Net Assets
Beginning of period                                         331,284,660         113,692,591         101,351,659          41,571,006
                                                       ----------------    ----------------    ----------------    ----------------
End of period                                          $    943,086,440    $    331,284,660    $    164,672,867    $    101,351,659
                                                       ----------------    ----------------    ----------------    ----------------
Undistributed net investment income/(Accumulated net
  investment loss)                                     $     (3,804,227)   $        (17,460)   $       (923,314)   $        113,316
                                                       ----------------    ----------------    ----------------    ----------------

Transactions in Fund Shares (Note 5)
Shares sold                                                  15,801,134          12,508,663           1,617,650           8,477,635
Shares issued to shareholders in reinvestment of
  dividends and distributions                                 1,991,178             305,888             969,493             290,230
Shares redeemed                                              (8,096,140)         (8,938,999)         (1,850,292)         (6,617,655)
                                                       ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease) in Shares                             9,696,172           3,875,552             736,851           2,150,210
Shares outstanding, beginning of period                      12,853,716           8,978,164           5,286,481           3,136,271
                                                       ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period                            22,549,888          12,853,716           6,023,332           5,286,481
                                                       ----------------    ----------------    ----------------    ----------------

                                                                      Berger                                   Berger
                                                                   Small Company                             Small Cap
                                                                    Growth Fund                              Value Fund
                                                       -----------------------------------------------------------------------------
                                                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
                                                         March 31, 2000       September 30,      March 31, 2000       September 30,
                                                            (Unaudited)                1999         (Unaudited)                1999
                                                       ----------------    ----------------    ----------------    ----------------
From Operations
Net investment income (loss)                           $     (5,638,333)   $     (7,513,231)   $      7,780,450    $      6,803,460
Net realized gain on securities and foreign
  currency transactions                                     318,867,140         189,375,085          73,393,905          11,471,038
Net realized gain on futures contracts                               --                  --                  --                  --
Net realized gain on distributions from
  investment companies                                               --                  --                  --             557,430
Net change in unrealized appreciation on
  securities and foreign currency transactions              329,803,935         119,733,366          19,515,894          42,568,780
                                                       ----------------    ----------------    ----------------    ----------------
Net Increase in Net Assets Resulting from Operations        643,032,742         301,595,220         100,690,249          61,400,708
                                                       ----------------    ----------------    ----------------    ----------------

From Dividends and Distributions to Shareholders
Dividends from net investment income:
   Investor Shares and single-class Funds only                       --                  --          (4,123,328)           (554,980)
   Institutional Shares                                              --                  --          (5,601,904)         (1,033,592)
Distributions in excess of net investment income:
   Investor Shares and single-class Funds only                       --                  --                  --                  --
Distributions from net realized gains on investments:
   Investor Shares and single-class Funds only             (193,042,529)       (105,864,218)         (4,761,730)         (6,307,111)
   Institutional Shares                                        (107,996)                 --          (5,368,562)         (4,874,484)
                                                       ----------------    ----------------    ----------------    ----------------
Net Decrease in Net Assets from Dividends and
  Distributions to Shareholders                            (193,150,525)       (105,864,218)        (19,855,524)        (12,770,167)
                                                       ----------------    ----------------    ----------------    ----------------

From Fund Share Transactions
Proceeds from shares sold                                   544,418,020         237,959,062         566,150,606         740,240,947
Net asset value of shares issued in reinvestment of
  dividends and distributions                               188,999,144         102,148,841          15,420,635           9,947,049
Payments for shares redeemed                               (345,422,446)       (421,943,412)       (215,872,376)       (211,660,639)
                                                       ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease) in Net Assets Derived from
  Fund Share Transactions                                   387,994,718         (81,835,509)        365,698,865         538,527,357
                                                       ----------------    ----------------    ----------------    ----------------
Net Increase in Net Assets                                  837,876,935         113,895,493         446,533,590         587,157,898

Net Assets
Beginning of period                                         675,636,990         561,741,497         788,409,704         201,251,806
                                                       ----------------    ----------------    ----------------    ----------------
End of period                                          $  1,513,513,925    $    675,636,990    $  1,234,943,294    $    788,409,704
                                                       ----------------    ----------------    ----------------    ----------------
Undistributed net investment income/(Accumulated net
  investment loss)                                     $     (5,722,424)   $        (84,091)   $      4,814,765    $      6,759,547
                                                       ----------------    ----------------    ----------------    ----------------

Transactions in Fund Shares (Note 5)
Shares sold                                                  76,057,429          59,395,752          26,880,489          36,191,725
Shares issued to shareholders in reinvestment of
  dividends and distributions                                30,337,087          30,583,466             735,730             532,011
Shares redeemed                                             (48,906,792)       (106,782,836)        (10,241,364)        (10,560,918)
                                                       ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease) in Shares                            57,487,724         (16,803,618)         17,374,855          26,162,818
Shares outstanding, beginning of period                     139,003,930         155,807,548          37,596,904          11,434,086
                                                       ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period                           196,491,654         139,003,930          54,971,759          37,596,904
                                                       ----------------    ----------------    ----------------    ----------------

56
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Financial
Statements
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                                     Berger
                                                                                                     Mid Cap
                                                                                                   Growth Fund
                                                                                       -----------------------------------
                                                                                       Six Months Ended         Year Ended
                                                                                          March 31,2000      September 30,
                                                                                            (Unaudited)               1999
                                                                                       ----------------   ----------------
From Operations
Net investment income (loss)                                                           $       (340,544)  $       (121,812)
Net realized gain on securities and foreign currency transactions                             9,725,428          2,534,503
Net realized gain on futures contracts                                                               --                 --
Net realized gain on distributions from investment companies                                         --                 --
Net change in unrealized appreciation on securities and foreign currency transactions        26,520,866          4,040,333
                                                                                       ----------------   ----------------
Net Increase in Net Assets Resulting from Operations                                         35,905,750          6,453,024
                                                                                       ----------------   ----------------

From Dividends and Distributions to Shareholders
Dividends from net investment income                                                                 --                 --
Distributions in excess of net investment income                                                     --                 --
Distributions from net realized gains on investments                                         (2,604,437)           (87,008)
Distributions in excess of net realized gains on investments                                         --                 --
                                                                                       ----------------   ----------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                  (2,604,437)           (87,008)
                                                                                       ----------------   ----------------

From Fund Share Transactions
Proceeds from shares sold                                                                   102,408,325         23,393,763
Net asset value of shares issued in reinvestment of dividends and distributions               2,525,230             84,722
Payments for shares redeemed                                                                (34,494,049)        (8,577,110)
                                                                                       ----------------   ----------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions                   70,439,506         14,901,375
                                                                                       ----------------   ----------------
Net Increase in Net Assets                                                                  103,740,819         21,267,391

Net Assets
Beginning of period                                                                          25,550,112          4,282,721
                                                                                       ----------------   ----------------
End of period                                                                          $    129,290,931   $     25,550,112
                                                                                       ----------------   ----------------
Undistributed net investment income/(Accumulated net investment loss)                  $       (340,949)  $           (405)
                                                                                       ----------------   ----------------

Transactions in Fund Shares (Note 5)
Shares sold                                                                                   2,822,412          1,247,919
Shares issued to shareholders in reinvestment of dividends and distributions                     70,380              6,375
Shares redeemed                                                                                (905,034)          (475,129)
                                                                                       ----------------   ----------------
Net Increase (Decrease) in Shares                                                             1,987,758            779,165
Shares outstanding, beginning of period                                                       1,170,966            391,801
                                                                                       ----------------   ----------------
Shares outstanding, end of period                                                             3,158,724          1,170,966
                                                                                       ----------------   ----------------


         See notes to financial statements.

                       Financial Statements                                   57
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

                                                                        Berger
                                                                        Mid Cap                                Berger
                                                                       Value Fund                            Growth Fund
                                                         ---------------------------------------------------------------------------
                                                         Six Months Ended         Year Ended   Six Months Ended         Year Ended
                                                           March 31, 2000      September 30,     March 31, 2000      September 30,
                                                              (Unaudited)               1999        (Unaudited)               1999
                                                         ----------------   ----------------   ----------------   ----------------
From Operations
Net investment income (loss)                             $         66,269   $        126,159   $     (7,107,504)  $     (5,553,325)
Net realized gain on securities and foreign
  currency transactions                                         2,848,481          2,470,373        235,906,336        296,796,365
Net realized gain on futures contracts                                 --            116,325                 --          4,015,058
Net realized gain on distributions from investment
  companies                                                            --             62,909                 --                 --
Net change in unrealized appreciation on securities and
  foreign currency transactions                                 2,097,410          3,004,508        665,499,190        181,661,229
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase in Net Assets Resulting from Operations            5,012,160          5,780,274        894,298,022        476,919,327
                                                         ----------------   ----------------   ----------------   ----------------

From Dividends and Distributions to Shareholders
Dividends from net investment income                              (79,196)          (116,337)                --                 --
Distributions in excess of net investment income                       --                 --                 --                 --
Distributions from net realized gains on investments              (39,220)                --       (294,401,242)      (100,312,667)
Distributions in excess of net realized gains on
  investments                                                  (2,192,266)                --                 --                 --
                                                         ----------------   ----------------   ----------------   ----------------
Net Decrease in Net Assets from Dividends and
  Distributions to Shareholders                                (2,310,682)          (116,337)      (294,401,242)      (100,312,667)
                                                         ----------------   ----------------   ----------------   ----------------

From Fund Share Transactions
Proceeds from shares sold                                       3,363,736          9,641,513         47,025,579        125,981,311
Net asset value of shares issued in reinvestment of
  dividends and distributions                                   2,272,486            114,595        287,586,300         97,500,281
Payments for shares redeemed                                   (6,628,121)       (12,212,494)      (173,427,018)      (553,122,803)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets Derived from
  Fund Share Transactions                                        (991,899)        (2,456,386)       161,184,861       (329,641,211)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase in Net Assets                                      1,709,579          3,207,551        761,081,641         46,965,449

Net Assets
Beginning of period                                            22,918,007         19,710,456      1,333,793,695      1,286,828,246
                                                         ----------------   ----------------   ----------------   ----------------
End of period                                            $     24,627,586   $     22,918,007   $  2,094,875,336   $  1,333,793,695
                                                         ----------------   ----------------   ----------------   ----------------
Undistributed net investment income/(Accumulated net
  investment loss)                                       $         56,657   $         69,584   $     (7,349,476)  $       (241,972)
                                                         ----------------   ----------------   ----------------   ----------------

Transactions in Fund Shares (Note 5)
Shares sold                                                       263,298            792,667          2,407,978          8,690,069
Shares issued to shareholders in reinvestment of
  dividends and distributions                                     187,190             10,513         16,039,376          7,075,507
Shares redeemed                                                  (531,566)        (1,032,615)        (9,126,450)       (37,344,829)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Shares                                 (81,078)          (229,435)         9,320,904        (21,579,253)
Shares outstanding, beginning of period                         1,883,160          2,112,595         85,745,594        107,324,847
                                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period                               1,802,082          1,883,160         95,066,498         85,745,594
                                                         ----------------   ----------------   ----------------   ----------------


                                                                         Berger                              Berger
                                                                        Growth and                           Balanced
                                                                       Income Fund                             Fund
                                                         -------------------------------------------------------------------------
                                                         Six Months Ended         Year Ended   Six Months Ended         Year Ended
                                                           March 31, 2000      September 30,     March 31, 2000      September 30,
                                                              (Unaudited)               1999        (Unaudited)               1999
                                                         ----------------   ----------------   ----------------   ----------------
From Operations
Net investment income (loss)                             $       (892,892)  $       (797,736)  $        918,504   $      1,437,031
Net realized gain on securities and foreign
  currency transactions                                        45,408,585         65,478,686         13,353,576         12,467,719
Net realized gain on futures contracts                                 --                 --                 --             75,053
Net realized gain on distributions from investment
  companies                                                            --                 --                 --                 --
Net change in unrealized appreciation on securities and
  foreign currency transactions                               200,123,566         46,438,095         32,146,206          6,836,202
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase in Net Assets Resulting from Operations          244,639,259        111,119,045         46,418,286         20,816,005
                                                         ----------------   ----------------   ----------------   ----------------

From Dividends and Distributions to Shareholders
Dividends from net investment income                                   --                 --           (868,644)        (1,397,262)
Distributions in excess of net investment income                       --           (257,511)                --                 --
Distributions from net realized gains on investments          (56,432,262)       (61,153,780)       (13,392,318)        (3,773,574)
Distributions in excess of net realized gains on
  investments                                                          --                 --                 --                 --
                                                         ----------------   ----------------   ----------------   ----------------
Net Decrease in Net Assets from Dividends and
  Distributions to Shareholders                               (56,432,262)       (61,411,291)       (14,260,962)        (5,170,836)
                                                         ----------------   ----------------   ----------------   ----------------

From Fund Share Transactions
Proceeds from shares sold                                     106,126,446         72,124,316         69,085,507        170,043,914
Net asset value of shares issued in reinvestment of
  dividends and distributions                                  54,705,769         58,191,986         13,140,616          4,755,161
Payments for shares redeemed                                  (58,836,601)      (101,997,289)       (49,603,849)       (98,398,671)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets Derived from
  Fund Share Transactions                                     101,995,614         28,319,013         32,622,274         76,400,404
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase in Net Assets                                    290,202,611         78,026,767         64,779,598         92,045,573

Net Assets
Beginning of period                                           379,356,374        301,329,607        122,766,130         30,720,557
                                                         ----------------   ----------------   ----------------   ----------------
End of period                                            $    669,558,985   $    379,356,374   $    187,545,728   $    122,766,130
                                                         ----------------   ----------------   ----------------   ----------------
Undistributed net investment income/(Accumulated net
  investment loss)                                       $       (957,324)  $        (64,432)  $        116,009   $         66,148
                                                         ----------------   ----------------   ----------------   ----------------

Transactions in Fund Shares (Note 5)
Shares sold                                                     5,390,072          4,849,258          3,610,824         10,911,427
Shares issued to shareholders in reinvestment of
  dividends and distributions                                   2,939,590          4,775,021            721,768            333,300
Shares redeemed                                                (2,965,621)        (7,022,370)        (2,629,679)        (6,169,658)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Shares                               5,364,041          2,601,909          1,702,913          5,075,069
Shares outstanding, beginning of period                        24,761,907         22,159,998          7,388,278          2,313,209
                                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period                              30,125,948         24,761,907          9,091,191          7,388,278
                                                         ----------------   ----------------   ----------------   ----------------

58
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger/BIAM
International Fund
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

                                                                               March 31, 2000
                                                                                  (Unaudited)
                                                                              ---------------
Assets
Investment in Berger/BIAM International Portfolio ("Portfolio"), at value     $    24,896,818
Receivables from fund shares sold                                                   3,793,710
                                                                              ---------------
     Total Assets                                                                  28,690,528
                                                                              ---------------

Liabilities
Payable for fund shares redeemed                                                        2,046
Accrued administrative services fee                                                     9,910
Accrued 12b-1 fees                                                                      6,147
                                                                              ---------------
     Total Liabilities                                                                 18,103
                                                                              ---------------
Net Assets Applicable to Shares Outstanding                                   $    28,672,425
                                                                              ---------------

Components of Net Assets
Capital (par value and paid in surplus)                                       $    17,991,484
Accumulated net investment loss                                                      (172,058)
Undistributed net realized gain from investments
   and foreign currency transactions                                                  928,749
Net unrealized appreciation of securities and foreign currency transactions         9,924,250
                                                                              ---------------
                                                                              $    28,672,425
                                                                              ---------------
Shares Outstanding (Unlimited Shares Authorized, Par Value $0.01)                   1,889,287
                                                                              ---------------
Net Asset Value, Offering and Redemption Price Per Share                      $         15.18
                                                                              ---------------

Statement of Operations

                                                                                                             Six Months Ended
                                                                                                                March 31,2000
                                                                                                                  (Unaudited)
                                                                                                             ----------------
Net Investment Income Allocated from Portfolio
   Dividends (net of foreign tax withholding of $13,666)                                                     $        122,704
   Interest                                                                                                            19,808
   Portfolio expenses (net of earnings credits and fee waivers totaling $301)                                        (122,774)
                                                                                                             ----------------
     Net Investment Income Allocated from Portfolio                                                                    19,738
                                                                                                             ----------------

Fund Expenses
   Administrative services fee                                                                                         46,675
   Registration fees                                                                                                   21,983
   12b-1 fees                                                                                                          31,569
   Legal fees                                                                                                             188
                                                                                                             ----------------
   Total Fund Expenses                                                                                                100,415
                                                                                                             ----------------
     Net Investment Loss                                                                                              (80,677)
                                                                                                             ----------------

Net Realized and Unrealized Gain on Investments and
   Foreign Currency Transactions Allocated from Portfolio
Net realized gain on investments and foreign currency transactions                                                  1,604,028
Net change in unrealized appreciation on investments and foreign currency transactions                              4,093,786
                                                                                                             ----------------
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions Allocated from Portfolio          5,697,814
                                                                                                             ----------------
Net Increase in Net Assets Resulting from Operations                                                         $      5,617,137
                                                                                                             ----------------


See notes to financial statements.

                       Financial Statements                                   59
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                  Six Months Ended
                                                                                    March 31, 2000           Year Ended
                                                                                       (Unaudited)   September 30, 1999
                                                                                  ----------------   ------------------
From Operations
Net investment loss                                                               $        (80,677)  $           (1,020)
Net realized gain (loss) on investments and foreign currency
  transactions allocated from Portfolio                                                  1,604,028             (480,189)
Net change in unrealized appreciation on investments and foreign
   currency transactions allocated from Portfolio                                        4,093,786            5,758,774
                                                                                  ----------------   ------------------
Net Increase in Net Assets Resulting from Operations                                     5,617,137            5,277,565
                                                                                  ----------------   ------------------

From Dividends and Distributions to Shareholders
Net investment income                                                                           --             (768,790)
In excess of net realized gains on investments and foreign currency transactions                --              (31,977)
                                                                                  ----------------   ------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                     --             (800,767)
                                                                                  ----------------   ------------------

From Fund Share Transactions
Proceeds from shares sold                                                               96,461,474           64,254,931
Net asset value of shares issued in reinvestment of dividends and distributions                 --              784,624
Payments for shares redeemed                                                           (96,419,771)         (63,014,956)
                                                                                  ----------------   ------------------
Net Increase in Net Assets Derived from Fund Share Transactions                             41,703            2,024,599
                                                                                  ----------------   ------------------
Net Increase in Net Assets                                                               5,658,840            6,501,397

Net Assets
Beginning of period                                                                     23,013,585           16,512,188
                                                                                  ----------------   ------------------
End of period                                                                     $     28,672,425   $       23,013,585
                                                                                  ----------------   ------------------
Accumulated net investment loss                                                   $       (172,058)  $          (91,381)
                                                                                  ----------------   ------------------

Transactions in Fund Shares
Shares sold                                                                              6,831,771            5,362,766
Shares issued to shareholders in reinvestment of dividends and distributions                    --               68,500
Shares redeemed                                                                         (6,782,310)          (5,233,010)
                                                                                  ----------------   ------------------
Net Increase in Shares                                                                      49,461              198,256
Shares outstanding, beginning of period                                                  1,839,826            1,641,570
                                                                                  ----------------   ------------------
Shares outstanding, end of period                                                        1,889,287            1,839,826
                                                                                  ----------------   ------------------


See notes to financial statements.

60
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Notes to Financial
Statements
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Organization

Berger Information Technology Fund ("TECH"), Berger New Generation Fund ("BNG"), Berger Select Fund ("BSEL"), Berger Small Company Growth Fund ("BSCG"), Berger Small Cap Value Fund ("BSCV"), Berger Mid Cap Growth Fund ("BMCG"), Berger Mid Cap Value Fund ("BMCV"), Berger Growth Fund (formerly Berger 100 Fund) ("Growth"), Berger Growth and Income Fund ("BG&I"), Berger Balanced Fund ("BBAL"), and Berger/BIAM International Fund ("BBIF") (individually the "Fund" and collectively, the "Funds") are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of each fund are fully paid and non-assessable when issued. All shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The investment objective of each Fund is capital appreciation, including the BG&I and BBAL, which also pursue current income.

Growth and BG&I are corporations registered in the State of Maryland. TECH, BNG, BSEL, BSCG, BMCG, BMCV and BBAL are separate series established under the Berger Investment Portfolio Trust ("BIP Trust"), a Delaware business trust. BSCV is the only series established under the Berger Omni Investment Trust ("OMNI Trust"), a Massachusetts business trust. Prior to July 2, 1999, TECH was known as the InformationTech 100 Fund ("InfoTech"). On July 2, 1999,all of the outstanding shares of InfoTech were designated Institutional Shares ("TECH; Inst") and a separate class of shares, Investor Shares ("TECH; Inv"), was offered. BNG, BSCG and BSCV each also offer two separate classes of shares; Investor Shares ("BNG; Inv", "BSCG; Inv", and "BSCV; Inv", respectively) and Institutional Shares ("BNG; Inst", "BSCG; Inst", and "BSCV; Inst", respectively). Both classes of each Fund have identical rights to earnings, assets and voting privileges. BNG; Inst and BSCG; Inst commenced operations on August 16, 1999 and October 16, 1999, respectively.

BBIF is one of three series established under the Berger/BIAM Worldwide Funds Trust ("BBWF Trust"), a Delaware business trust. Other series or portfolios may be added under each trust in the future. All costs in organizing the trusts were borne by Berger LLC ("Berger"), or BBOI Worldwide LLC ("BBOI").

BBIF invests all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust ("BBWP Trust").

The value of such investment reflects BBIF's proportionate interest in the net assets of the Portfolio (7% at March 31, 2000).The Portfolio is an open-end management investment company and has the same investment objective and policies as BBIF. The performance of BBIF will be derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with BBIF's financial statements.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the directors/trustees of the Funds.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities are deter- mined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the directors/trustees of the Funds.

                       Notes to Financial Statements                          61
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

Since BBIF invests all of its investable assets in the Portfolio, the value of BBIF's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Calculation Of Net Asset Value

Each Fund's per share calculation of net asset value for each share class is determined by dividing the net assets applicable to each share class by the total number of shares outstanding for that class.

Federal Income Tax Status

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions And Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date with the exception that certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Allocation Of Income, Expenses And Gains And Losses Income, expenses (other than those attributable to a specific share class) and gains and losses of TECH, BNG, BSCG and BSCV are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets of each of the aforementioned Funds. Expenses directly attributable to a specific class of shares are charged against the operations of such class. As an investor in the Portfolio, BBIF is allocated its pro rata share of the aggregate investment income, realized and unrealized gains or losses and annual operating expenses (including the investment advisory fee, custodian fees, independent accountants' fees, recordkeeping and pricing agent fees) of the Portfolio. Income, realized and unrealized gains or losses and expenses are allocated on the day incurred in proportion to the prior day's net assets of BBIF relative to the other investors in the Portfolio.

Common Expenses

Certain expenses that are not directly allocable to a specific Fund are allocated to each of the Funds on the basis of relative net assets.

Organization Costs

Expenses incurred in connection with the organization of TECH are being amortized over sixty months from April 8, 1997, the commencement of investment operations of TECH.

Use Of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

62
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Notes to Financial
Statements
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. Agreements

Berger renders investment advisory services to TECH, BNG, BSEL, BSCG, BSCV, BMCG, BMCV, Growth, BG&I and BBAL pursuant to agreements that provide for an investment advisory fee to be paid to Berger according to the following schedule:

                            Average Daily
Fund                          Net Assets            Annual Rate
----                        -------------           -----------
BSEL, BMCG, BMCV,         First $500 million            .75%
Growth, BG&I              Next $500 million             .70%
                          Over $1 billion               .65%

TECH, BNG,                First $500 million            .85%
BSCG, BSCV                Next $500 million             .80%
                          Over $1 billion               .75%

BBAL                      First $1 billion              .70%
                          Over $1 billion               .65%

All investment advisory fees are accrued daily and paid monthly. Berger has delegated the day-to-day investment management of BSCV and BMCV to Perkins, Wolf, McDonnell & Company ("PWM"). Additionally, Berger has delegated the day-to-day investment management of TECH to Bay Isle Financial Corporation ("BIFC"). Berger pays PWM and BIFC sub-advisory fees from the investment advisory fee it receives from BSCV, BMCV and TECH.

Pursuant to an Administrative Services Agreement, whereby BBOI serves as the administrator to BBIF, BBIF pays BBOI a fee at an annual rate equal to the lesser of 0.45% of its average daily net assets or BBOI's annual cost to provide or procure such services plus 0.02% of BBIF's average daily net assets. Under the Agreement, BBOI is responsible at its own expense, for providing or procuring administrative services reasonably necessary for the operation of BBIF, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to share- holders of prospectuses and other required communication and certain other administrative services. BBOI has delegated the administration of BBIF to Berger.

The Funds have adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The TECH, BNG, BSCG and BSCV Plans apply only to the Investor Shares class of each Fund. The Plans provide for the payment to Berger of a 12b- 1 fee of .25% per annum of each Fund's average daily net assets (or the net assets of a particular class of shares, where applicable) to finance activities primarily intended to result in the sale of Fund shares. The Plans provide that such payments will be made to Berger as compensation rather than as reimbursements for actual expenses incurred to promote the sale of shares of the Funds. The Funds (except BBIF) have also entered into recordkeeping and pricing agreements with State Street Bank & Trust ("State Street"), which also serves as the Funds' custodian and transfer agent. The recordkeeping and pricing agreements provide for the monthly payment of a base fee plus a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping, pricing and transfer agency services are subject to reduction by credits earned by each Fund, based on the cash balances of each Fund held by State Street as custodian, and by credits received from directed brokerage transactions.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership, provides shareholder accounting services to the Funds as a sub-transfer agent. DST Securities, Inc., a wholly-owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Funds receive an amount equal to the brokerage commissions paid to DST Securities, Inc. as credits against transfer agent fees and expenses. Such credits are presented as fees paid indirectly on the Statement of Operations. For the period ended March 31, 2000, the following credits were earned:

Fund                                              Credits
----                                              -------
TECH                                             $     --
BNG                                                 1,575
BSEL                                               12,097
BSCG                                                   --
BSCV                                                   --
BMCG                                                   --
BMCV                                                   --
Growth                                             26,357
BG&I                                                7,151
BBAL                                                6,318
BBIF                                                   --

Certain officers and/or directors of Berger and BBOI are also officers and/or directors/trustees of the Funds. Directors/Trustees who are not affiliated with Berger or BBOI are compensated for their services according to a fee schedule which includes an annual fee component and a per meeting fee component. For the period ended March 31, 2000, such directors'/trustees' fees and expenses totaled $137,755 for the Funds.

The Funds adopted a director/trustee fee deferral plan (the "Plan") which allows the non-affiliated directors/trustees to defer the receipt of all or a portion of the directors'/trustees' fees payable. The deferred fees are invested in certain of the Funds until distribution in accordance with the Plan.

                       Notes to Financial Statements                          63
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report


--------------------------------------------------------------------------------

3. Investment Transactions

Purchases and sales proceeds of investment securities (excluding short-term securities) during the period ended March 31, 2000, were as follows:

Fund                        Purchases            Sales
----                        ---------            -----
TECH                    $    77,386,817    $   16,415,030
BNG                         683,153,469       413,815,643
BSEL                         80,742,558        92,892,025
BSCG                        783,826,606       555,914,083
BSCV                        711,807,414       311,557,019
BMCG                        107,994,534        39,747,295
BMCV                         14,329,796        16,177,588
Growth                      945,451,723     1,089,483,488
BG&I                        256,981,610       217,372,166
BBAL                        111,451,897        88,715,201
BBIF(1)                             N/A               N/A

1. See the Portfolio's Notes to Financial Statements for information regarding purchases and sales proceeds of investment securities.

BBAL had purchases of $5,799,375 and sales of $13,952,500 of long-term U.S. government securities during the period ended March 31, 2000. No other Funds purchased or sold long-term U.S. government securities.

Unrealized Appreciation, Unrealized Depreciation And Federal

Tax Cost Of Securities

At March 31, 2000, the federal tax cost of securities and the composition of net unrealized appreciation (depreciation) of investment securities were as follows:

                                       Gross           Gross              Net
                     Federal      Unrealized      Unrealized    Appreciation/
Fund                Tax Cost    Appreciation    Depreciation   (Depreciation)
----          --------------  --------------  --------------   --------------
TECH          $   83,408,454  $   50,759,545  $   (3,026,316)  $   47,733,229
BNG              626,212,882     353,447,175     (59,037,498)     294,409,677
BSEL             104,142,030      60,830,595      (4,538,110)      56,292,485
BSCG           1,036,262,307     544,241,136     (70,792,119)     473,449,017
BSCV           1,205,713,761     113,848,012     (74,213,465)      39,634,547
BMCG              99,083,355      40,427,006     (11,396,377)      29,030,630
BMCV              20,382,653       4,799,994        (734,441)       4,065,553
Growth         1,314,276,865     798,908,991     (15,876,505)     783,032,486
BG&I             398,831,379     273,439,537      (4,126,175)     269,313,362
BBAL             147,831,954      40,439,178      (2,346,453)      38,092,725
BBIF(1)                  N/A             N/A             N/A              N/A

1. See the Portfolio's Notes to Financial Statements for federal tax cost of investment securities and the composition of net unrealized appreciation or unrealized depreciation of investment securities.

Futures Contracts

Each Fund may enter futures contracts for hedging purposes. Upon entering a contract, a Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by a Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as realized or unrealized gain or loss, as appropriate. A Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold. Realized gains or losses on these contracts are presented as a separate component of Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations. At March 31,2000,the Funds had no outstanding futures contracts.

Forward Contracts And Options

Each Fund may hold certain types of forward contracts and/or options for the purpose of hedging each portfolio against exposure to market value fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Realized gains or losses on these investments are included in Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations. At March 31, 2000, the Funds held no options or open forward contracts.

Securities Lending

Under an agreement with State Street, TECH, BNG, BSEL, BSCG, BMCG, BMCV, BBAL and the Portfolio have the ability to lend securities to brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash in an amount equal to at least 102% of the market value of the loaned securities at the time the loan is made. The collateral is evaluated daily to ensure that it exceeds the current market value of the loaned securities.

64
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Notes to Financial
Statements
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

The cash collateral received is invested in a money market fund and any income generated by such investment, net of any rebates paid by State Street to borrowers, is remitted to State Street, as lending agent, and the remainder is paid to the Fund.

At March 31, 2000, the Funds had securities on loan with the following market values:

Fund                                                Value
----                                                -----
TECH                                        $  38,723,534
BNG                                           207,736,444
BSEL                                           76,929,269
BSCG                                          213,607,589
BMCG                                           46,618,711
BMCV                                            6,554,194
BBAL                                           29,215,487
BBIF(1)                                               N/A

1. See the Portfolio's Notes to Financial Statements for market value of securities on loan.

Income earned from securities lending transactions is included in securities lending income in the Statement of Operations.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized by U.S. government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Funds may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

Federal Income Taxes

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Funds distribute net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital.

At September 30, 1999, BBIF had capital loss carryovers in the amount of $593,333, expiring on September 30, 2007, which may be used to offset future realized gains for federal income tax purposes.

Growth, BBAL, and BBIF incurred and elected to defer post-October 31 net capital and/or currency losses of $12,732, $165,238, and $234,056, respectively, to the year ended September 30, 2000.

4. Line of Credit

BNG, BSEL, BSCG, BSCV, BMCG, BMCV, Growth, BG&I, BBAL and the Portfolio are party to an ongoing agreement with certain banks that allows the Funds, collectively, to borrow up to $150 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific Fund or Portfolio at the Federal Funds Rate plus 50 basis points. In addition, the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. At March 31, 2000, BSCG had borrowings outstanding of $12,000,000. No other Funds had line of credit borrowings outstanding at March 31, 2000.

                       Notes to Financial Statements                          65
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------

5. Capital Share Transactions

The following Funds are authorized to issue an unlimited number of shares of each share class with a par value of $0.01 per share. Transactions in capital shares for the periods presented were as follows:

Berger Information Technology Fund

                                                    Six Months Ended       Period from July 2, 1999(1)
                                                     March 31, 2000           to September 30, 1999
                                              --------------------------  ----------------------------
Investor Shares
Shares sold                                       543,697  $  64,835,282         85,821  $   4,639,114
Shares issued to shareholders in reinvestment
  of dividends and distributions                      654         72,263             --             --
Shares redeemed                                  (135,867)   (15,403,764)        (2,099)      (115,896)
                                              -----------  -------------  -------------  -------------
                                                  408,484  $  49,503,781         83,722  $   4,523,218
                                              -----------  -------------  -------------  -------------
                                                    Six Months Ended        Period from March 1, 1999         Year Ended
                                                     March 31, 2000           to September 30, 1999         February 28, 1999
                                              --------------------------  ---------------------------- ---------------------------
Institutional Shares
Shares sold                                       287,112  $  28,235,569         96,500  $   4,834,625        233,427  $ 8,406,475
Shares issued to shareholders in reinvestment
  of dividends and distributions                    1,382        152,982          4,504        240,876             --           --
Shares redeemed                                  (117,833)   (13,180,362)       (31,917)    (1,602,790)       (41,565)  (1,572,857)
                                              -----------  -------------  -------------  -------------  -------------  -----------
                                                  170,661     15,208,189         69,087      3,472,711        191,862    6,833,618
                                              -----------  -------------  -------------  -------------  -------------  -----------
Total Increase from
  Capital Share Transactions                      579,145  $  64,711,970        152,809  $   7,995,929        191,862  $ 6,833,618
                                              -----------  -------------  -------------  -------------  -------------  -----------
Berger New Generation Fund

                                                    Six Months Ended                Year Ended
                                                     March 31, 2000            September 30, 1999
                                              --------------------------  ----------------------------
Investor Shares
Shares sold                                    15,710,080  $ 592,123,714     12,495,220  $ 266,105,602
Shares issued to shareholders in reinvestment
  of dividends and distributions                1,986,845     67,573,451        305,888      4,318,823
Shares redeemed                                (8,093,700)  (302,781,649)    (8,938,999)  (178,904,170)
                                              -----------  -------------  -------------  -------------
                                                9,603,225  $ 356,915,516      3,862,109  $  91,520,255
                                              -----------  -------------  -------------  -------------
                                                    Six Months Ended      Period from August 16, 1999(1)
                                                     March 31, 2000            to September 30, 1999
                                              --------------------------  ----------------------------
Institutional Shares
Shares sold                                        91,054  $   3,410,681         13,443  $     339,872
Shares issued to shareholders in reinvestment
  of dividends and distributions                    4,333        146,212             --             --
Shares redeemed                                    (2,440)       (96,748)            --             --
                                              -----------  -------------  -------------  -------------
                                                   92,947      3,460,145         13,443        339,872
                                              -----------  -------------  -------------  -------------
Total Increase from
  Capital Share Transactions                    9,696,172  $ 360,375,661      3,875,552  $  91,860,127
                                              -----------  -------------  -------------  -------------



(1) Commencement of operations for the share class.

66
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Notes to Financial
Statements
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

5. Capital Share Transactions (continued)

Berger Small Company Growth Fund
                                                                     Six Months Ended                      Year Ended
                                                                       March 31, 2000                  September 30, 1999
                                                               ------------------------------    ------------------------------
Investor Shares
Shares sold                                                       75,803,575    $ 542,698,198       59,395,752    $ 237,959,062
Shares issued to shareholders in reinvestment
  of dividends and distributions                                  30,319,532      188,891,176       30,583,466      102,148,841
Shares redeemed                                                  (48,887,841)    (345,298,743)    (106,782,836)    (421,943,412)
                                                               -------------    -------------    -------------    -------------
                                                                  57,235,266    $ 386,290,631      (16,803,618)   $ (81,835,509)
                                                               -------------    -------------    -------------    -------------
                                                               Period from October 16, 1999(1)
                                                                     to March 31, 2000
                                                               ------------------------------
Institutional Shares
Shares sold                                                          253,854    $   1,719,822
Shares issued to shareholders in reinvestment
  of dividends and distributions                                      17,555          107,968
Shares redeemed                                                      (18,951)        (123,703)
                                                               -------------    -------------
                                                                     252,458        1,704,087
                                                               -------------    -------------
Total Increase (Decrease) from
  Capital Share Transactions                                      57,487,724    $ 387,994,718      (16,803,618)   $ (81,835,509)
                                                               -------------    -------------    -------------    -------------
Berger Small Cap Value Fund
                                                                     Six Months Ended                     Year Ended
                                                                       March 31, 2000                  September 30, 1999
                                                               ------------------------------    ------------------------------
Investor Shares
Shares sold                                                       13,712,136    $ 289,076,900       18,450,177    $ 379,815,718
Shares issued to shareholders in reinvestment
  of dividends and distributions                                     374,603        7,844,197          305,000        5,696,711
Shares redeemed                                                   (5,938,002)    (125,565,979)      (7,062,053)    (141,792,819)
                                                               -------------    -------------    -------------    -------------
                                                                   8,148,737      171,355,118       11,693,124      243,719,610
                                                               -------------    -------------    -------------    -------------
Institutional Shares
Shares sold                                                       13,168,353      277,073,706       17,741,548      360,425,229
Shares issued to shareholders in reinvestment
  of dividends and distributions                                     361,127        7,576,438          227,011        4,250,338
Shares redeemed                                                   (4,303,362)     (90,306,397)      (3,498,865)     (69,867,820)
                                                               -------------    -------------    -------------    -------------
                                                                   9,226,118      194,343,747       14,469,694      294,807,747
                                                               -------------    -------------    -------------    -------------
Total Increase from
  Capital Share Transactions                                      17,374,855    $ 365,698,865       26,162,818    $ 538,527,357
                                                               -------------    -------------    -------------    -------------

(1)  Commencement of operations for the share class.

6. Other Matters

Effective March 31, 2000, the trustees of the OMNI Trust approved closing both share classes of BSCV. During the period in which the Fund is closed to new investors, Berger shall reduce the 12b-1 fee payable by BSCV; Inv by the amount of such fee that is not utilized by Berger to provide or to compensate third party administrators or other companies for providing shareholder services to shareholders in connection with the distribution of shares.

7. Subsequent Events

On January 19, 2000, Berger and BIAM entered into an agreement to dissolve BBOI. This agreement was approved by shareholders on May 5, 2000. The dissolution of BBOI will have no effect on the investment advisory services to or on the fees borne by BBIF for advisory services. Upon approval of the new management agreement, Berger became the Fund's advisor and BIAM continues to be responsible for the day-to-day management of the Fund's portfolio as sub-advisor. Additionally, BBIF has been renamed Berger International Fund and the BBWF Trust has been renamed Berger Worldwide Funds Trust.

                       International Portfolio                                67
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger/BIAM
International Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                                                              March 31, 2000
                                                                                                              --------------
Country/Shares               Company                               Industry                                            Value
--------------               -------                               --------                                   --------------
Common Stock (96.70%)
Australia (3.38%)
       43,125                Brambles Industries Ltd.              Business & Industrial Services             $    1,097,985
      166,700                National Australia Bank Ltd.          Commercial Banks & Other Banks                  2,145,433
      361,740                News Corp. Ltd.                       Media                                           5,060,056
      423,895                Telstra Corp. Ltd.                    Utilities                                       1,957,606
      212,370                Westpac Banking Corp. Ltd.            Commercial Banks & Other Banks                  1,330,857
                                                                                                              --------------
                                                                                                                  11,591,937
                                                                                                              --------------

China (0.47%)
    9,868,000                PetroChina Co. Ltd.*                  Oil                                             1,622,161
                                                                                                              --------------
Denmark (0.71%)
       27,255                Tele Danmark - Class B                Utilities                                       2,450,909
                                                                                                              --------------
France (10.12%)
       17,111                Alcatel Alsthom                       Computer/Commercial/Office Equipment            3,752,681
       92,312                Aventis S.A.                          Chemicals                                       5,050,291
       46,452                AXA-UAP                               Insurance - Multi/Property/Casualty             6,579,937
       34,250                Michelin - Class B                    Automobile Components                           1,098,717
       48,682                Total S.A. - Class B                  Oil                                             7,286,937
       95,028                Vivendi                               Diversified Holding Companies                  10,952,188
                                                                                                              --------------
                                                                                                                  34,720,751
                                                                                                              --------------
Germany (3.36%)
       52,150                Bayerische HypoVereinsbank A.G.       Commercial Banks & Other Banks                  3,217,186
      117,242                Bayerische Motoren Werk A.G. DM       Automobiles                                     3,694,884
       63,731                Veba A.G.                             Diversified Industrials                         3,255,024
       67,080                Viag A.G. DM                          Utilities                                       1,360,163
                                                                                                              --------------
                                                                                                                  11,527,257
                                                                                                              --------------
Hong Kong (2.23%)
      208,000                Cheung Kong (Holdings) Ltd.           Real Estate                                     3,112,032
      282,000                China Telecom Ltd.*                   Utilities                                       2,471,762
      144,500                Hong Kong Electric Holdings           Utilities                                         436,104
      189,000                Sun Hung Kai Properties Ltd.          Real Estate                                     1,638,402
                                                                                                              --------------
                                                                                                                   7,658,300
                                                                                                              --------------

Italy (3.06%)
      411,566                ENI S.p.A.                            Oil                                             2,058,749
      566,607                Telecom Italia S.p.A.                 Utilities                                       8,454,127
                                                                                                              --------------
                                                                                                                  10,512,876
                                                                                                              --------------
Japan (21.36%)
       15,600                ACOM Co. Ltd.                         Insurance - Multi/Property/Casualty             1,687,759
       93,000                Bank of Tokyo-Mitsubishi Ltd.+        Commercial Banks & Other Banks                  1,328,571
      183,000                Canon, Inc.+                          Computer/Commercial/Office Equipment            7,930,178
       83,000                Fuji Photo Film Co. Ltd.              Photo Equipment & Supplies                      3,653,325
      383,000                Hitachi Ltd.                          Electronics & Instruments                       4,546,469
       47,000                Honda Motor Co. Ltd.                  Automobiles                                     1,940,597
       28,000                Hoya Corp.                            Electronics & Instruments                       2,644,853
       95,000                Kao Corp.                             Food & Grocery Products                         2,904,859
          130                Keyence Corp.                         Electronics & Instruments                          51,903

68
Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------

Berger/BIAM
International Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                                 March 31, 2000
                                                                                                                 --------------
Country/Shares               Company                                    Industry                                          Value
--------------               -------                                    --------                                 --------------
Common Stock (96.70%) - continued
Japan (21.36%) - continued
        7,000                Mabuchi Motor Co. Ltd.                     Electronics & Instruments                 $   743,012
       36,000                Murata Manufacturing Co. Ltd.+             Electronics & Instruments                   8,746,713
      146,000                NEC Corp.                                  Electronics & Instruments                   4,307,916
          191                Nippon Telegraph & Telephone Corp.+        Utilities                                   3,031,745
          186                NTT Mobile Communications Network, Inc.+   Utilities                                   7,625,474
       33,000                Pioneer Corp.                              Household Durables & Appliances               935,144
       11,700                Rohm Co. Ltd.                              Electronics & Instruments                   4,067,484
      104,000                Shiseido Co. Ltd.                          Health & Personal Care                      1,412,795
       24,300                Sony Corp. - New*                          Household Durables & Appliances             3,454,864
       24,300                Sony Corp.                                 Household Durables & Appliances             3,431,200
      107,000                Takeda Chemical Industries                 Health & Personal Care                      7,606,388
       11,600                Takefuji Corp.                             Insurance - Multi/Property/Casualty         1,242,574
                                                                                                                  -----------
                                                                                                                   73,293,823
                                                                                                                  -----------

Netherlands (10.29%)
      155,580                ABN Amro Holdings N.V.                     Commercial Banks & Other Banks              3,465,656
      158,137                Elsevier N.V.                              Media                                       1,603,251
       56,877                Fortis N.V.                                Commercial Banks & Other Banks              1,455,200
       22,700                Heineken N.V.                              Beverage Industry/Tobacco Manufacturing     1,212,582
      163,217                ING Groep N.V.                             Insurance - Multi/Property/Casualty         8,835,763
      114,980                Koninklijke Ahold N.V.                     Retail Trade                                2,990,155
       64,175                Koninklijke KPN N.V.                       Utilities                                   7,344,138
       15,375                Philips Electronics N.V.                   Household Durables & Appliances             2,582,271
       48,480                Royal Dutch Petroleum Co.                  Oil                                         2,828,954
       73,490                TNT Post Group N.V.                        Utilities                                   1,649,694
       22,760                VNU N.V.                                   Media                                       1,339,869
                                                                                                                  -----------
                                                                                                                   35,307,533
                                                                                                                  -----------

New Zealand (0.14%)
      101,787                Telecom Corp. of New Zealand Ltd.          Utilities                                     460,162
                                                                                                                  -----------

Portugal (0.26%)
       46,450                Electricidade de Portugal S.A.             Utilities                                     868,549
                                                                                                                  -----------

Singapore (1.44%)
      217,027                Development Bank of Singapore Ltd.         Commercial Banks & Other Banks              2,864,957
      112,450                Overseas Chinese Banking Corp. Ltd.        Commercial Banks & Other Banks                696,244
       86,000                Singapore Press Holdings Ltd.              Media                                       1,371,378
                                                                                                                  -----------
                                                                                                                    4,932,579
                                                                                                                  -----------

South Korea (0.62%)
       24,200                Korea Telecom Corp. - Sponsored ADR        Utilities                                   1,058,750
       39,250                Pohang Iron & Steel Co. Ltd. -
                             Sponsored ADR                              Mining, Metals & Minerals                   1,079,375
                                                                                                                  -----------
                                                                                                                    2,138,125
                                                                                                                  -----------

Spain (2.47%)
      346,322                Banco De Santander S.A.                    Commercial Banks & Other Banks              3,719,821
      188,536                Telefonica S.A.*                           Utilities                                   4,760,591
                                                                                                                  -----------
                                                                                                                    8,480,412
                                                                                                                  -----------

Sweden (0.97%)
       37,670                Telefonaktiebolaget LM Ericsson - Class B  Utilities                                   3,309,319
                                                                                                                  -----------

                       International Portfolio                                69
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                                                                    March 31, 2000
Country/Shares/Par Value     Company                                    Industry                                             Value
------------------------     -------                                    --------                                    --------------
Common Stock (96.70%) - continued
Switzerland (7.91%)
        2,052                Alusuisse Lonza Group A.G.*                Fabricated Metal Products                  $  1,295,337
        2,052                Lonza A.G.Reg.*                            Chemicals                                     1,112,756
        3,441                Nestle S.A.Reg.                            Food & Grocery Products                       6,164,775
        3,401                Novartis A.G.Reg.                          Health & Personal Care                        4,649,577
          493                Roche Holding A.G.                         Health & Personal Care                        5,352,800
        2,492                Schweizerische Rueckversicherungs Reg.     Insurance - Multi/Property/Casualty           4,316,260
       16,211                Union Bank of Switzerland A.G.Reg.         Commercial Banks & Other Banks                4,258,999
                                                                                                                   ------------
                                                                                                                     27,150,504
                                                                                                                   ------------

United Kingdom (27.91%)
       10,300                3i Group PLC                               Diversified Holding Companies                   216,324
      277,603                Allied Zurich PLC                          Insurance - Life & Agents/Brokers             3,045,653
       92,180                AstraZeneca PLC                            Health & Personal Care                        3,729,509
      196,175                Barclays PLC                               Commercial Banks & Other Banks                5,195,496
      309,767                British American Tobacco PLC               Beverage Industry/Tobacco Manufacturing       1,704,202
      341,530                Cable & Wireless PLC                       Utilities                                     6,411,010
      398,560                Cadbury Schweppes PLC                      Beverage Industry/Tobacco Manufacturing       2,675,383
      490,260                Diageo PLC                                 Beverage Industry/Tobacco Manufacturing       3,679,592
      156,656                EMIGroup PLC*                              Media                                         1,737,435
      217,550                Glaxo Wellcome PLC                         Health & Personal Care                        6,222,657
      447,032                Granada Group PLC                          Entertainment/Leisure/Toys                    4,790,526
      409,750                Hilton Group PLC                           Entertainment/Leisure/Toys                    1,904,943
      752,414                Invensys PLC                               Machinery & Engineering Services              3,339,138
      380,588                Lloyds TSB Group PLC                       Commercial Banks & Other Banks                4,014,813
      295,300                Marconi PLC                                Electronics & Instruments                     3,524,500
      241,350                Old Mutual PLC*                            Insurance - Multi/Property/Casualty             576,887
       79,020                Pearson PLC                                Media                                         2,746,281
      373,915                Prudential PLC                             Insurance - Life & Agents/Brokers             5,639,568
       69,560                Railtrack Group PLC                        Road & Rail                                     813,040
      115,550                Reuters Group PLC                          Media                                         2,342,121
       98,458                Royal Bank of Scotland Group PLC*          Commercial Banks & Other Banks                1,448,121
      843,732                Shell Transport & Trading Co. PLC          Oil                                           6,991,336
      144,600                TI Group PLC                               Machinery & Engineering Services                711,998
    4,018,240                Vodafone AirTouch Group PLC                Utilities                                    22,314,699
                                                                                                                   ------------
                                                                                                                     95,775,232
                                                                                                                   ------------
Total Common Stock (Cost $240,706,613)                                                                              331,800,429
                                                                                                                   ------------

Repurchase Agreement (1.82%)
U.S.A.(1.82%)
   $6,261,000                State Street Repurchase Agreement,6.05%
                             dated March 31, 2000,to be repurchased at
                             $6,264,113 on April 3, 2000,collateralized by
                             U.S. Treasury Note,5.75% - June 30, 2001,
                             with a value of $6,386,775                                                               6,261,000
                                                                                                                   ------------
Total Repurchase Agreement (Cost $6,261,000)                                                                          6,261,000
                                                                                                                   ------------
Total Investments (Cost $246,967,613) (98.52%)                                                                      338,061,429
Total Other Assets, Less Liabilities (1.48%)                                                                          5,091,454
                                                                                                                   ------------
Net Assets (100.00%)                                                                                               $343,152,883
                                                                                                                   ------------


* Non-income producing security.
+ - Security is designated as collateral for forward foreign currency contracts.
ADR - American Depositary Receipt.
PLC -  Public Limited Company.
See notes to financial statements.

70
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger/BIAM
International Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)

Outstanding Forward Foreign Currency Contracts

                                                                                                                 Unrealized
                                                    Contract              Maturity             Value on       Appreciation/
                       Currency                       Amount                  Date       March 31, 2000      (Depreciation)
                   ------------                   -----------            ---------       --------------      --------------
         Sell      Japanese Yen                   266,718,000            4/18/2000         $ 2,605,991           $ (48,943)
         Sell      Japanese Yen                   332,650,000            4/28/2000           3,256,231             (46,253)
         Sell      Japanese Yen                   338,962,000             5/2/2000           3,320,292            (241,059)
         Sell      Japanese Yen                   279,612,000             5/9/2000           2,741,939            (122,132)
         Sell      Japanese Yen                   266,718,000            5/18/2000           2,619,196             (49,659)
         Sell      Japanese Yen                   253,531,000            5/18/2000           2,489,699            (136,524)
         Sell      Japanese Yen                   220,022,000            5/30/2000           2,164,719            (153,365)
                                                                                           -----------           ---------
                                                                                           $19,198,067           $(797,935)
                                                                                           -----------           ---------

         See notes to financial statements.

                       International Portfolio                                71
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                                                            March 31, 2000
                                                                                                 (Unaudited)
                                                                                               --------------
Assets
Investments, at cost                                                                           $  246,967,613
                                                                                               --------------
Investments, at value                                                                          $  338,061,429
Cash                                                                                                      749
Foreign cash (cost:$2,478,677)                                                                      2,525,425
Receivables
   Investment securities sold                                                                         696,575
   Contributions                                                                                    4,180,825
   Dividends                                                                                        1,142,791
   Interest                                                                                             1,052
   Investment held as collateral for securities loaned                                             25,964,940
                                                                                               --------------
     Total Assets                                                                                 372,573,786
                                                                                               --------------
Liabilities
Payables
   Investment securities purchased                                                                  1,795,678
   Withdrawals                                                                                        544,266
Collateral on securities loaned                                                                    25,964,940
Accrued investment advisory fees                                                                      260,943
Accrued custodian and accounting fees                                                                  41,852
Accrued audit fees                                                                                     15,289
Net unrealized depreciation on forward currency contracts                                             797,935
                                                                                               --------------
     Total Liabilities                                                                             29,420,903
                                                                                               --------------
Net Assets                                                                                     $  343,152,883
                                                                                               --------------
Statement of Operations                                                                       Six Months Ended
                                                                                               March 31, 2000
                                                                                                 (Unaudited)
                                                                                               --------------
Investment Income
   Dividends (net of foreign tax withholding of $172,344)                                      $    1,554,581
   Interest                                                                                           234,590
   Securities lending income                                                                              480
                                                                                               --------------
     Total Income                                                                                   1,789,651
                                                                                               --------------
Expenses
   Investment advisory fees                                                                         1,381,557
   Accounting fees                                                                                     31,841
   Custodian fees                                                                                      66,967
   Audit fees                                                                                          14,989
   Legal fees                                                                                           2,311
   Trustees' fees and expenses                                                                          8,213
   Shareholder reporting fees                                                                           2,438
   Other expenses                                                                                       4,005
                                                                                               --------------
     Gross Expenses                                                                                 1,512,321
                                                                                               --------------
     Less earnings credits                                                                             (3,815)
                                                                                               --------------
     Net Expenses                                                                                   1,508,506
                                                                                               --------------
     Net Investment Income                                                                            281,145
                                                                                               --------------
Net Realized and Unrealized Gain on Investments and
   Foreign Currency Transactions
Net realized gain on investments and foreign currency transactions                                 19,441,598
Net change in unrealized appreciation on investments and foreign currency transactions             40,844,946
                                                                                               --------------
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions                  60,286,544
                                                                                               --------------
Net Increase in Net Assets Resulting from Operations                                           $   60,567,689
                                                                                               --------------

See notes to financial statements

72
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Berger/BIAM
International Portfolio
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                Six Months Ended
                                                                 March 31, 2000         Year Ended
                                                                   (Unaudited)      September 30, 1999
                                                                 --------------     ------------------
From Operations
Net investment income                                            $      281,145      $    1,669,631
Net realized gain (loss) on securities and foreign
   currency transactions                                             19,441,598          (5,205,587)
Net change in unrealized appreciation on securities and
   foreign currency transactions                                     40,844,946          58,159,547
                                                                 --------------      --------------
Net Increase in Net Assets Resulting from Operations                 60,567,689          54,623,591
                                                                 --------------      --------------
From Transactions in Investors' Beneficial Interest
Contributions                                                       190,340,888         161,557,439
Withdrawals                                                        (172,967,064)       (128,565,460)
                                                                 --------------      --------------
Net Increase in Net Assets Derived from Investors'
   Beneficial Interest Transactions                                  17,373,824          32,991,979
                                                                 --------------      --------------
Net Increase in Net Assets                                           77,941,513          87,615,570
Net Assets
Beginning of period                                                 265,211,370         177,595,800
                                                                 --------------      --------------
End of period                                                    $  343,152,883      $  265,211,370
                                                                 --------------      --------------

                                                    Six Months Ended                                              Period from
                                                      March 31, 2000           Years Ended September 30,       October 11, 1996(1)
                                                       (Unaudited)              1999              1998       to September 30, 1997
                                                       ------------         ------------      ------------   ---------------------
Ratios/Supplementary Data
Net assets, end of period (in thousands)               $    343,153         $    265,211      $    177,596      $    122,217
Net expense ratio to average net assets(3)                     0.98%(2)             1.00%             1.00%             0.89%(2)
Ratio of net income to average net assets                      0.18%(2)             0.75%             3.45%             1.63%(2)
Gross expense ratio to average net assets                      0.98%(2)             1.01%             1.04%             1.10%(2)
Portfolio turnover rate(4)                                       17%                  16%               17%               17%


(1) Commencement of investment operations.

(2) Annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Not annualized.

See notes to financial statements

                       Notes to Financial Statements                          73
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report

Notes to Financial
Statements
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Organization

The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust"), which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were borne by BBOI Worldwide LLC ("BBOI"), the investment advisor of the Portfolio. Currently there are three investors in the Portfolio, the Berger/BIAM International Fund, the International Equity Fund and the Berger/BIAM International CORE Fund.

The investment objective of the Portfolio is long-term capital appreciation. The Portfolio invests primarily in common stocks of well-established companies located outside of the United States.

The Portfolio is advised by BBOI, which has delegated daily investment management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"). Berger LLC ("Berger") and BIAM each own 50% of BBOI.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Federal Income Taxes

The Portfolio is considered a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.

Investment Transactions And Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are reported as soon as the Portfolio is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

74
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Notes to Financial
Statements
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------


Use Of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Agreements

BBOI renders investment advisory services to the Portfolio pursuant to an agreement that provides for an investment advisory fee to be paid to BBOI at the annual rate of .90% of the Portfolio's average daily net assets. BBOI is also responsible for providing for or arranging for all managerial and administrative services necessary for the operations of the Portfolio BBOI pays BIAM a sub-advisory fee from the investment advisory fee it receives from the Portfolio.

The Portfolio has also entered into recordkeeping and pricing agreements with State Street Bank & Trust ("State Street"), which also serves as the Portfolio's custodian and transfer agent. The recordkeeping and pricing agreements provide for the monthly payment of a base fee plus a fee computed as a percentage of average daily net assets on a total relationship basis with other funds in the Berger Funds complex. State Street's fees for custody, recordkeeping, pricing and transfer agency services are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by State Street as custodian.

Certain officers and trustees of the Trust are officers and directors of Berger and/or BBOI. Trustees who are not affiliated with Berger and/or BBOI are compensated for their services according to a fee schedule, allocated among all of the funds in the Berger Funds complex, which includes an annual fee component and a per meeting component. The Portfolio's portion of the trustees' fees and expenses for the period ended March 31, 2000,totaled $8,213.

The Trust adopted a Trustee Fee Deferral Plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various Berger Funds until distribution in accordance with the Plan.

3. Investment Transactions

Purchases And Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) during the period ended March 31, 2000 were as follows:

              Purchases                  Sales
            -----------            -----------
            $63,920,962            $48,563,395
            -----------            -----------

There were no purchases or sales of long-term U.S. government securities during the period ended March 31, 2000.

Unrealized Appreciation, Unrealized Depreciation And Federal Tax Cost Of Securities

At March 31, 2000, the federal tax cost of securities and the composition of net unrealized appreciation (depreciation) of investment securities held was as follows:

                    Gross Unrealized   Gross Unrealized
Federal Tax Cost        Appreciation       Depreciation            Net
----------------        ------------       ------------        -----------
  $247,056,513          $105,425,718       $(14,420,802)       $91,004,916
  ------------          ------------       ------------        -----------


Forward Currency Contracts

The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted to the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Realized gains or losses on these securities are included in Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations.

                       Notes to Financial Statements                          75
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------

Securities Lending

Under an agreement with State Street, the Portfolio has the ability to lend securities to brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash in an amount equal to at least 102% of the market value of the loaned securities at the time the loan is made. The collateral is evaluated daily to ensure that it exceeds the current market value of the loaned securities. The cash collateral received is invested in a money market fund and any income generated by such investment, net of any rebates paid by State Street to borrowers, is remitted to State Street, as lending agent, and the remainder is paid to the Portfolio.

At March 31, 2000, the Portfolio had securities on loan with a market value of $24,699,259. Income earned from securities lending transactions is included in securities lending income in the Statement of Operations.

Repurchase Agreements

Repurchase agreements held by the Portfolio are fully collateralized by U.S. government securities and such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration Of Risk

The Portfolio may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value of securities.

4. Line of Credit

The Portfolio, along with certain other Berger Funds, is party to an ongoing agreement with certain banks that allows these Funds and the Portfolio, collectively, to borrow up to $150 million, subject to certain conditions, for temporary or emergency purposes. Interest, based on the Federal Funds Rate, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. At March 31, 2000, the Portfolio had no borrowings outstanding on the line of credit.

5. Subsequent Events

On January 19, 2000, Berger and BIAM entered into an agreement to dissolve BBOI. This agreement was approved by shareholders on May 5, 2000. The dissolution of BBOI will have no effect on the investment advisory services to the Portfolio; however, effective May 12 the investment advisory fee charged to the Portfolio will be reduced according to the following schedule:

Average Daily Net Assets                            Annual Rate
------------------------                            -----------
First $500 million                                      .85%
Next $500 million                                       .80%
Over $1 billion                                         .75%

Immediately upon shareholder approval Berger became the Fund's advisor and BIAM continues to be responsible for the day-to-day management of the Portfolio as sub-advisor. Additionally, the Portfolio has been renamed the Berger International Portfolio and the Trust has been renamed Berger Worldwide Portfolios Trust.

76
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Financial
Highlights
--------------------------------------------------------------------------------

Berger Information Technology Fund - Investor Shares
For a Share Outstanding Throughout the Period

                                                                Six Months Ended           Period from
                                                                 March 31, 2000          July 2, 1999(1)
                                                                  (Unaudited)         to September 30, 1999
                                                                 --------------       ---------------------
Net asset value, beginning of period                             $        57.46          $        53.47
                                                                 --------------          --------------
From investment operations
      Net investment income (loss)                                        (0.41)                  (0.00)(5)
      Net realized and unrealized gains (losses) from
          investments and foreign currency transactions                   73.80                    3.99
                                                                 --------------          --------------
Total from investment operations                                          73.39                    3.99
                                                                 --------------          --------------
Less dividends and distributions
      Distributions (from capital gains)                                  (0.33)                     --
                                                                 --------------          --------------
Total dividends and distributions                                         (0.33)                     --
                                                                 --------------          --------------
Net asset value, end of period                                   $       130.52          $        57.46
                                                                 --------------          --------------
Total Return(2)                                                          127.82%                   7.46%
                                                                 --------------          --------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)                   $       64,243          $        4,811
      Net expense ratio to average net assets(3)                           1.67%(4)                1.83%(4)
      Ratio of net income (loss) to average net assets                    (1.38)%(4)              (1.58)%(4)
      Gross expense ratio to average net assets                            1.67%(4)                2.16%(4)
      Portfolio turnover rate(2)                                             22%                     31%


(1) Commencement of investment operations for Investor Shares.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.

(5) Amount represents less than $0.01 per share.

Berger Information Technology Fund - Institutional Shares
For a Share Outstanding Throughout the Period

                                                    Six Months Ended        Period from                            Period from
                                                      March 31, 2000   March 1, 1999 to        Year Ended  April 8, 1997(1) to
                                                         (Unaudited) September 30, 1999 February 28, 1999    February 28, 1998
                                                        -----------           ---------       -----------           ----------
Net asset value, beginning of period                    $     57.47           $   44.36       $     30.15           $    20.00
                                                        -----------           ---------       -----------           ----------
From investment operations
      Net investment income (loss)                            (0.40)              (0.00)(5)         (0.31)               (0.10)
      Net realized and unrealized gains (losses) from
          investments and foreign currency transactions       74.04               13.83             14.52                10.25
                                                        -----------           ---------       -----------           ----------
Total from investment operations                              73.64               13.83             14.21                10.15
                                                        -----------           ---------       -----------           ----------
Less dividends and distributions
      Distributions (from capital gains)                      (0.33)              (0.72)               --                   --
                                                        -----------           ---------       -----------           ----------
Total dividends and distributions                             (0.33)              (0.72)               --                   --
                                                        -----------           ---------       -----------           ----------
Net asset value, end of period                          $    130.78           $   57.47       $     44.36           $    30.15
                                                        -----------           ---------       -----------           ----------
Total Return(2)                                              128.23%              31.30%            47.13%               50.75%
                                                        -----------           ---------       -----------           ----------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)          $    68,046           $  20,094       $    12,446           $    2,674
      Net expense ratio to average net assets(3)               1.08%(4)            1.49%(4)          1.50%                1.50%(4)
      Ratio of net income (loss) to average net assets        (0.81)%(4)          (1.22)%(4)        (1.19)%              (1.01)%(4)
      Gross expense ratio to average net assets                1.08%(4)            1.94%(4)          2.67%               12.17%(4)
      Portfolio turnover rate(2)                                 22%                 31%               35%                  33%


(1) Commencement of investment operations for Institutional Shares.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.

(5) Amount represents less than $0.01 per share.

See notes to financial statements.

                       Financial Highlights                                   77
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------

Berger New Generation Fund - Investor Shares
For a Share Outstanding Throughout the Period

                                                  Six Months Ended                                                Period from
                                                    March 31, 2000        Years Ended September 30,      March 29, 1996(1) to
                                                       (Unaudited)      1999         1998       1997       September 30, 1996
                                                         --------     --------     --------   --------    --------------------
Net asset value, beginning of period                     $  25.77     $  12.66     $  14.72   $  11.82                $  10.00
                                                         --------     --------     --------   --------                --------

From investment operations
      Net investment income (loss)                          (0.17)       (0.00)(6)       --      (0.13)                   0.56
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions      20.77        13.61        (2.06)      3.64                    1.26
                                                         --------     --------     --------   --------                --------
Total from investment operations                            20.60        13.61        (2.06)      3.51                    1.82
                                                         --------     --------     --------   --------                --------
Less dividends and distributions
      Dividends (from net investment income)                   --           --           --      (0.61)                     --
      Distributions (from capital gains)                    (4.55)       (0.50)          --         --                      --
                                                         --------     --------     --------   --------                --------
Total dividends and distributions                           (4.55)       (0.50)        0.00      (0.61)                   0.00
Net asset value, end of period                           $  41.82     $  25.77     $  12.66   $  14.72                $  11.82
                                                         --------     --------     --------   --------                --------
Total Return(2)                                             84.01%      110.82%      (13.99)%    31.53%                  18.20%
                                                         --------     --------     --------   --------                --------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)           $938,681     $330,938     $113,693   $190,164                $116,912
      Net expense ratio to average net assets(3)             1.29%(4)     1.54%        1.72%      1.89%                   1.90%(4)
      Ratio of net income (loss) to average net assets      (1.15)%(4)   (1.29)%      (1.37)%    (1.51)%                 12.35%(4)
      Gross expense ratio to average net assets              1.29%(4)     1.54%        1.72%      1.89%                   2.09%(4)
      Portfolio turnover rate(2)                               66%         168%         243%       184%                    474%(5)



(1) Commencement of investment operations for Investor Shares.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.

(5) Portfolio turnover was greater than anticipated during this period as a result of portfolio transactions undertaken in response to volatile markets and the short tax year for its initial period of operations.

(6) Amount represents less than $0.01 per share.

Berger New Generation Fund - Institutional Shares
For a Share Outstanding Throughout the Period

                                                         Six Months Ended            Period from
                                                           March 31, 2000      August 16, 1999(1)
                                                              (Unaudited)   to September 30, 1999
                                                             ------------            ------------
Net asset value, beginning of period                         $      25.79            $      23.29
                                                             ------------            ------------
From investment operations
      Net investment income (loss)                                  (0.16)                  (0.00)(5)
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions              20.31                    2.50
                                                             ------------            ------------
Total from investment operations                                    20.15                    2.50
                                                             ------------            ------------
Less dividends and distributions
      Distributions (from capital gains)                            (4.53)                     --
                                                             ------------            ------------
Total dividends and distributions                                   (4.53)                     --
                                                             ------------            ------------
Net asset value, end of period                               $      41.41            $      25.79
                                                             ------------            ------------
Total Return(2)                                                     82.12%                  10.73%
                                                             ------------            ------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)               $      4,406            $        347
      Gross/Net expense ratio to average net assets(3)               1.81%(4)                1.02%(4)
      Ratio of net income (loss) to average net assets              (1.66)%(4)              (0.85)%(4)
      Portfolio turnover rate(2)                                       66%                    168%

(1) Commencement of investment operations for Institutional Shares.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.

(5) Amount represents less than $0.01 per share.

See notes to financial statements.

78
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Financial
Highlights
--------------------------------------------------------------------------------

Berger Select Fund
For a Share Outstanding Throughout the Period

                                                             Six Months Ended                                     Period from
                                                               March 31, 2000               Year Ended   December 31, 1997(1)
                                                                  (Unaudited)       September 30, 1999  to September 30, 1998
                                                              --------------            --------------         --------------
Net asset value, beginning of period                          $        19.17            $        13.26         $        10.00
                                                              --------------            --------------         --------------
From investment operations
      Net investment income (loss)                                     (0.15)                     0.01                   0.07
      Net realized and unrealized gains (losses) from
          investments and foreign currency transactions                12.79                      6.80                   3.19
                                                              --------------            --------------         --------------
Total from investment operations                                       12.64                      6.81                   3.26
                                                              --------------            --------------         --------------
Less dividends and distributions
      Dividends (from net investment income)                           (0.02)                    (0.05)                    --
      Dividends (in excess of net investment income)                      --                     (0.01)                    --
      Distributions (from capital gains)                               (4.45)                    (0.84)                    --
                                                              --------------            --------------         --------------
Total dividends and distributions                                      (4.47)                    (0.90)                    --
                                                              --------------            --------------         --------------
Net asset value, end of period                                $        27.34            $        19.17         $        13.26
                                                              --------------            --------------         --------------
Total Return(2)                                                        68.62%                    53.06%                 32.60%
                                                              --------------            --------------         --------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)                $      164,673            $      101,352         $       41,571
      Gross/Net expense ratio to average net assets(3)                  1.23%(5)                  1.29%                  1.48%(5)
      Ratio of net income (loss) to average net assets                 (0.85)%(5)                 0.27%                  1.13%(5)
      Portfolio turnover rate(2)                                          60%                      696%                  1486%(4)

(1) Commencement of investment operations.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

(5) Annualized.

See notes to financial statements.

                       Financial Highlights                                   79
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------
Berger Small Company Growth Fund - Investor Shares
For a Share Outstanding Throughout the Period

                                                     Six Months Ended
                                                       March 31, 2000              Years Ended September 30,
                                                          (Unaudited)             1999            1998         1997
                                                           ----------       ----------      ----------    ---------
Net asset value, beginning of period                       $     4.86       $     3.61      $     5.33    $    4.74
                                                           ----------       ----------      ----------    ---------
From investment operations
      Net investment income (loss)                              (0.03)           (0.00)(1)          --        (0.05)
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions           4.15             1.95           (1.24)        0.84
                                                           ----------       ----------      ----------    ---------
Total from investment operations                                 4.12             1.95           (1.24)        0.79
                                                           ----------       ----------      ----------    ---------
Less dividends and distributions
      Dividends (from net investment income)                       --               --              --           --
      Distributions (from capital gains)                        (1.28)           (0.70)          (0.48)       (0.20)
                                                           ----------       ----------      ----------    ---------
Total dividends and distributions                               (1.28)           (0.70)          (0.48)       (0.20)
                                                           ----------       ----------      ----------    ---------
Net asset value, end of period                             $     7.70       $     4.86      $     3.61    $    5.33
                                                           ----------       ----------      ----------    ---------
Total Return(4)                                                 90.96%           62.78%         (24.70)%      17.68%
                                                           ----------       ----------      ----------    ---------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)             $1,511,595       $  675,637      $  561,741    $ 902,685
      Net expense ratio to average net assets(2)                 1.30%(3)         1.60%           1.48%        1.67%
      Ratio of net income (loss) to average net assets          (0.98)%(3)       (1.21)%         (1.01)%      (1.09)%
      Gross expense ratio to average net assets                  1.30%(3)         1.60%           1.59%        1.67%
      Portfolio turnover rate(4)                                   52%             128%             97%         111%
                                                          Years Ended September 30,
                                                                1996         1995
                                                           ---------    ---------
Net asset value, beginning of period                       $    3.61    $    2.74
                                                           ---------    ---------
From investment operations
      Net investment income (loss)                             (0.03)       (0.02)
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions          1.16         0.89
                                                           ---------    ---------
Total from investment operations                                1.13         0.87
                                                           ---------    ---------
Less dividends and distributions
      Dividends (from net investment income)                      --        (0.00)(1)
      Distributions (from capital gains)                          --           --
                                                           ---------    ---------
Total dividends and distributions                                 --           --
                                                           ---------    ---------
Net asset value, end of period                             $    4.74    $    3.61
                                                           ---------    ---------
Total Return(4)                                                31.30%       31.90%
                                                           ---------    ---------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)             $ 871,467    $ 522,667
      Net expense ratio to average net assets(2)                1.68%        1.89%
      Ratio of net income (loss) to average net assets         (0.97)%      (0.74)%
      Gross expense ratio to average net assets                 1.68%        1.89%
      Portfolio turnover rate(4)                                  91%         109%

(1) Amount represents less than $0.01 per share

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(3) Annualized.

(4) Not annualized.

Berger Small Company Growth Fund - Institutional Shares
For a Share Outstanding Throughout the Period

                                                                Period from
                                                        October 16, 1999(1)
                                                             March 31, 2000
                                                                (Unaudited)
                                                             --------------
Net asset value, beginning of period                         $         4.77
                                                             --------------
From investment operations
      Net investment income                                           (0.04)
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions                 4.17
                                                             --------------
Total from investment operations                                       4.13
                                                             --------------
Less dividends and distributions
      Distributions (from capital gains)                              (1.30)
                                                             --------------
Total dividends and distributions                                     (1.30)
                                                             --------------
Net asset value, end of period                               $         7.60
                                                             --------------
Total Return(3)                                                       89.48%
                                                             --------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)               $        1,919
      Gross/Net expense ratio to average net assets(4)                 2.85%(2)
      Ratio of net income (loss) to average net assets                (2.56)%(2)
      Portfolio turnover rate(3)                                         52%

(1) Commencement of investment operations for Institutional Shares.

(2) Annualized.

(3) Not annualized.

(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

See notes to financial statements.

80
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Financial
Highlights
--------------------------------------------------------------------------------
Berger Small Cap Value Fund - Investor Shares
For a Share Outstanding Throughout the Period

                                                      Six Months Ended                                              Period from
                                                        March 31, 2000        Years Ended September 30,     February 14, 1997(1)
                                                           (Unaudited)         1999              1998     to September 30, 1997
                                                          ------------     ----------      ----------                 ---------
Net asset value, beginning of period                      $      20.94     $    17.58      $    22.28                 $   17.24
                                                          ------------     ----------      ----------                 ---------
From investment operations
      Net investment income (loss)                                0.13          (0.20)           0.42                      0.03
      Net realized and unrealized gains (losses) from
          investments and foreign currency transactions           1.80           4.26           (2.58)                     5.01
                                                          ------------     ----------      ----------                 ---------
Total from investment operations                                  1.93           4.24           (2.16)                     5.04
                                                          ------------     ----------      ----------                 ---------
Less dividends and distributions
      Dividends (from net investment income)                     (0.20)         (0.07)          (0.17)                       --
      Distributions (from capital gains)                         (0.23)         (0.81)          (2.37)                       --
                                                          ------------     ----------      ----------                 ---------
Total dividends and distributions                                (0.43)         (0.88)          (2.54)                       --
                                                          ------------     ----------      ----------                 ---------
Net asset value, end of period                            $      22.44     $    20.94      $    17.58                 $   22.28
                                                          ------------     ----------      ----------                 ---------
Total Return(2)                                                   9.37%         24.69%         (10.98)%                   29.23%
                                                          ------------     ----------      ----------                 ---------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)            $    583,616     $  374,063      $  108,465                 $  55,211
      Gross/Net expense ratio to average net assets(3)            1.27%(4)       1.37%           1.56%                     1.66%(4)
      Ratio of net income (loss) to average net assets            1.43%(4)       1.36%           0.87%                     0.60%(4)
      Portfolio turnover rate(2)                                    35%            66%             69%                       81%


(1) Commencement of investment operations for Investor Shares.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.

Berger Small Cap Value Fund - Institutional Shares
For a Share Outstanding Throughout the Period

                                                     Six Months Ended
                                                       March 31, 2000                  Years Ended September 30,
                                                          (Unaudited)                 1999                  1998
                                                          ------------            ------------         ------------
Net asset value, beginning of period                      $      21.00            $      17.63         $      22.33
                                                          ------------            ------------         ------------
From investment operations
   Net investment income (loss)                                   0.12                    0.04                 0.45
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions                1.84                    4.28                (2.55)
                                                          ------------            ------------         ------------
Total from investment operations                                  1.96                    4.32                (2.10)
                                                          ------------            ------------         ------------
Less dividends and distributions
   Dividends (from net investment income)                        (0.24)                  (0.14)               (0.23)
   Distributions (from capital gains)                            (0.23)                  (0.81)               (2.37)
                                                          ------------            ------------         ------------
Total dividends and distributions                                (0.47)                  (0.95)               (2.60)
                                                          ------------            ------------         ------------
Net asset value, end of period                            $      22.49            $      21.00         $      17.63
                                                          ------------            ------------         ------------
Total Return(2)                                                   9.50%                  25.18%              (10.65)%
                                                          ------------            ------------         ------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)               $    651,328            $    414,347         $     92,787
   Gross/Net expense ratio to average net assets(3)               0.92%(1)                1.01%                1.19%
   Ratio of net income (loss) to average net assets               1.78%(1)                1.69%                1.26%
   Portfolio turnover rate(2)                                       35%                     66%                  69%


                                                              Period from
                                                        January 1, 1997 to                Years Ended December 31,
                                                        September 30, 1997               1996                  1995
                                                              ------------           ------------         ------------
Net asset value, beginning of period                          $      16.48           $      14.57         $      12.75
                                                              ------------           ------------         ------------
From investment operations
   Net investment income (loss)                                       0.07                   0.12                 0.09
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions                    5.78                   3.62                 3.23
                                                              ------------           ------------         ------------
Total from investment operations                                      5.85                   3.74                 3.32
                                                              ------------           ------------         ------------
Less dividends and distributions
   Dividends (from net investment income)                             0.00                  (0.11)               (0.09)
   Distributions (from capital gains)                                 0.00                  (1.72)               (1.41)
                                                              ------------           ------------         ------------
Total dividends and distributions                                     0.00                  (1.83)               (1.50)
                                                              ------------           ------------         ------------
Net asset value, end of period                                $      22.33           $      16.48         $      14.57
                                                              ------------           ------------         ------------
Total Return(2)                                                      33.50%                 25.58%               26.07%
                                                              ------------           ------------         ------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                   $     58,450           $     36,041         $     31,833
   Gross/Net expense ratio to average net assets(3)                   1.34%(1)               1.48%                1.64%
   Ratio of net income (loss) to average net assets                   0.63%(1)               0.69%                0.64%
   Portfolio turnover rate(2)                                           81%                    69%                  90%


(1) Annualized.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

See notes to financial statements.

                       Financial Highlights                                   81
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------

Berger Mid Cap Growth Fund
For a Share Outstanding Throughout the Period

                                                         Six Months Ended                                    Period from
                                                           March 31, 2000              Year Ended    December 31, 1997(1)
                                                              (Unaudited)      September 30, 1999  to September 30, 1998
                                                             ------------            ------------           ------------
Net asset value, beginning of period                         $      21.82            $      10.93           $      10.00
                                                             ------------            ------------           ------------
From investment operations
      Net investment income (loss)                                  (0.11)                  (0.00)(5)                 --
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions              20.52                   11.10                   0.93
                                                             ------------            ------------           ------------
Total from investment operations                                    20.41                   11.10                   0.93
                                                             ------------            ------------           ------------
Less dividends and distributions
      Distributions (from capital gains)                            (1.30)                  (0.21)                    --
                                                             ------------            ------------           ------------
Total dividends and distributions                                   (1.30)                  (0.21)                    --
                                                             ------------            ------------           ------------
Net asset value, end of period                               $      40.93            $      21.82           $      10.93
                                                             ------------            ------------           ------------
Total Return(2)                                                     94.36%                 102.76%                  9.30%
                                                             ------------            ------------           ------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)               $    129,291            $     25,550           $      4,283
      Net expense ratio to average net assets(3)                     1.29%(4)                1.78%                  2.00%(4)
      Ratio of net income (loss) to average net assets              (0.84)%(4)              (1.03)%                (0.82)%(4)
      Gross expense ratio to average net assets                      1.29%(4)                1.78%                  2.46%(4)
      Portfolio turnover rate(2)                                       53%                    178%                   262%


(1) Commencement of investment operations.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.

(5) Amount represents less than $0.01 per share.

Berger Mid Cap  Value Fund
For a Share Outstanding Throughout the Period

                                                         Six Months Ended                                      Period from
                                                           March 31, 2000             Year Ended         August 12, 1998(1)
                                                              (Unaudited)      September 30, 1999    to September 30, 1998
                                                             ------------            ------------             ------------
Net asset value, beginning of period                         $      12.17            $       9.33             $      10.00
                                                             ------------            ------------             ------------
From investment operations
      Net investment income (loss)                                   0.03                    0.07                     0.03
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions               2.75                    2.83                    (0.70)
                                                             ------------            ------------             ------------
Total from investment operations                                     2.78                    2.84                    (0.67)
                                                             ------------            ------------             ------------
Less dividends and distributions
      Dividends (from net investment income)                        (0.04)                  (0.06)                      --
      Dividends (from capital gains)                                (1.24)                     --                       --
                                                             ------------            ------------             ------------
Total dividends and distributions                                   (1.28)                  (0.06)                      --
                                                             ------------            ------------             ------------
Net asset value, end of period                               $      13.67            $      12.17             $       9.33
                                                             ------------            ------------             ------------
Total Return(2)                                                     24.21%                  31.12%                    6.70%
                                                             ------------            ------------             ------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)               $     24,628            $     22,918             $     19,710
      Gross/Net expense ratio to average net assets(3)               1.68%(4)                1.62%                    1.68%(4)
      Ratio of net income (loss) to average net assets               0.57%(4)                0.54%                    2.30%(4)
      Portfolio turnover rate(2)                                       64%                    154%                      25%


(1) Commencement of investment operations.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.

See notes to financial statements.

82
Berger Funds o March 31, 2000 Combined Semi-Annual Report

Financial
Highlights
--------------------------------------------------------------------------------

Berger Growth Fund
For a Share Outstanding Throughout the Period

                                                            Six Months Ended
                                                              March 31, 2000                   Years Ended September 30,
                                                                 (Unaudited)                 1999                    1998
                                                              --------------            --------------           --------------
Net asset value, beginning of period                          $        15.56            $        11.99           $        21.51
                                                              --------------            --------------           --------------
From investment operations
      Net investment income (loss)                                     (0.08)                    (0.00)(2)                   --
      Net realized and unrealized gains (losses) from
          investments and foreign currency transactions                10.14                      4.55                    (2.57)
                                                              --------------            --------------           --------------
Total from investment operations                                       10.06                      4.55                    (2.57)
                                                              --------------            --------------           --------------
Less dividends and distributions
      Distributions (from capital gains)                               (3.58)                    (0.98)                   (6.95)
                                                              --------------            --------------           --------------
Total dividends and distributions                                      (3.58)                    (0.98)                   (6.95)
                                                              --------------            --------------           --------------
Net asset value, end of period                                $        22.04            $        15.56           $        11.99
                                                              --------------            --------------           --------------
Total Return(5)                                                        69.95%                    38.96%                  (16.08)%
                                                              --------------            --------------           --------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)                $    2,094,875            $    1,333,794           $    1,286,828
      Gross/Net expense ratio to average net assets(3)                  1.11%(4)                  1.36%                    1.38%
      Ratio of net income (loss) to average net assets                 (0.81)%(4)               (0.38)%                  (0.38)%
      Portfolio turnover rate(5)                                          55%                      274%                     280%
                                                                            Years Ended September 30,
                                                               1997(1)                 1996(1)               1995(1)
                                                            --------------         --------------         --------------
Net asset value, beginning of period                        $        19.64         $        18.89         $        15.96
                                                            --------------         --------------         --------------
From investment operations
      Net investment income (loss)                                   (0.09)                 (0.08)                 (0.04)
      Net realized and unrealized gains (losses) from
          investments and foreign currency transactions               4.73                   1.76                   2.97
                                                            --------------         --------------         --------------
Total from investment operations                                      4.64                   1.68                   2.93
                                                            --------------         --------------         --------------
Less dividends and distributions
      Distributions (from capital gains)                            (2,77)                  (0.93)                    --
                                                            --------------         --------------         --------------
Total dividends and distributions                                    (2.77)                 (0.93)                    --
                                                            --------------         --------------         --------------
Net asset value, end of period                              $        21.51         $        19.64         $        18.89
                                                            --------------         --------------         --------------
Total Return(5)                                                      26.50%                  9.36%                 18.36%
                                                            --------------         --------------         --------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)              $    1,889,048         $    2,012,706         $    2,205,678
      Gross/Net expense ratio to average net assets(3)                1.41%                  1.42%                  1.49%
      Ratio of net income (loss) to average net assets              (0.40)%                (0.43)%                (0.28)%
      Portfolio turnover rate(5)                                       200%                   122%                   114%



(1) Per share calculations for the period were based on average shares outstanding.

(2) Amount represents less than $0.01 per share.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.

(5) Not annualized.

Berger Growth and Income Fund
For a Share Outstanding Throughout the Period

                                                          Six Months Ended
                                                            March 31, 2000                          Years Ended September 30,
                                                               (Unaudited)                1999                   1998
                                                              ------------            ------------           ------------
Net asset value, beginning of period                          $      15.32            $      13.60           $      16.72
                                                              ------------            ------------           ------------
From investment operations
      Net investment income (loss)                                   (0.03)                  (0.00)(3)               0.04
      Net realized and unrealized gains (losses) from
          investments and foreign currency transactions               9.12                    4.53                  (0.30)
                                                              ------------            ------------           ------------
Total from investment operations                                      9.09                    4.53                  (0.26)
                                                              ------------            ------------           ------------
Less dividends and distributions
      Dividends (from net investment income)                            --                      --                  (0.03)
      Dividends (in excess of net investment income)                    --                   (0.01)                 (0.01)
      Distributions (from capital gains)                             (2.18)                  (2.80)                 (2.82)
                                                              ------------            ------------           ------------
Total dividends and distributions                                    (2.18)                  (2.81)                 (2.86)
                                                              ------------            ------------           ------------
Net asset value, end of period                                $      22.23            $      15.32           $      13.60
                                                              ------------            ------------           ------------
Total Return(5)                                                      62.07%                  38.67%                 (1.60)%
                                                              ------------            ------------           ------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)                $    669,559            $    379,356           $    301,330
      Gross/Net expense ratio to average net assets(1)                1.18%(4)                1.35%                  1.44%
      Ratio of net income (loss) to average net assets               (0.34)%(4)              (0.22)%                 0.25%
      Portfolio turnover rate(5)                                        42%                    173%                   417%(2)
                                                                          Years Ended September 30,
                                                               1997                 1996                 1995
                                                           ------------         ------------         ------------
Net asset value, beginning of period                       $      14.06         $      12.89         $      11.48
                                                           ------------         ------------         ------------
From investment operations
      Net investment income (loss)                                 0.14                 0.20                 0.16
      Net realized and unrealized gains (losses) from
          investments and foreign currency transactions            4.28                 1.17                 1.43
                                                           ------------         ------------         ------------
Total from investment operations                                   4.42                 1.37                 1.59
                                                           ------------         ------------         ------------
Less dividends and distributions
      Dividends (from net investment income)                      (0.13)               (0.20)               (0.18)
      Dividends (in excess of net investment income)                 --                   --                   --
      Distributions (from capital gains)                          (1.63)                  --                   --
                                                           ------------         ------------         ------------
Total dividends and distributions                                 (1.76)               (0.20)               (0.18)
                                                           ------------         ------------         ------------
Net asset value, end of period                             $      16.72         $      14.06         $      12.89
                                                           ------------         ------------         ------------
Total Return(5)                                                   34.56%               10.66%               14.05%
                                                           ------------         ------------         ------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)             $    357,023         $    315,538         $    354.396
      Gross/Net expense ratio to average net assets(1)             1.51%                1.56%                1.64%
      Ratio of net income (loss) to average net assets             0.87%                1.39%                1.33%
      Portfolio turnover rate(5)                                    173%                 112%                  85%




(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(2) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions that existed at the time.

(3) Amount represents less than $0.01 per share.

(4) Annualized.

(5) Not annualized.

See notes to financial statements.

                       Financial Highlights                                   83
                       Berger Funds o March 31, 2000 Combined Semi-Annual Report
--------------------------------------------------------------------------------

Berger Balanced Fund
For a Share Outstanding Throughout the Period

                                                         Six Months Ended
                                                           March 31, 2000                 Years Ended September 30,
                                                              (Unaudited)                1999                1998(1)
                                                             ------------            ------------         ------------
Net asset value, beginning of period                         $      16.62            $      13.28         $      10.00
                                                             ------------            ------------         ------------
From investment operations
      Net investment income (loss)                                   0.11                    0.23                 0.22
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions               5.83                    4.69                 5.17
                                                             ------------            ------------         ------------
Total from investment operations                                     5.94                    4.92                 5.39
                                                             ------------            ------------         ------------
Less dividends and distributions
      Dividends (from net investment income)                        (0.11)                  (0.23)               (0.21)
      Distributions (from capital gains)                            (1.82)                  (1.35)               (1.90)
                                                             ------------            ------------         ------------
Total dividends and distributions                                   (1.93)                  (1.58)               (2.11)
                                                             ------------            ------------         ------------
Net asset value, end of period                               $      20.63            $      16.62         $      13.28
                                                             ------------            ------------         ------------
Total Return(5)                                                     37.33%                  39.41%               56.77%
                                                             ------------            ------------         ------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)               $    187,546            $    122,766         $     30,721
      Net expense ratio to average net assets(2)                     1.16%(4)                1.23%                1.50%
      Ratio of net income (loss) to average net assets               1.22%(4)                1.63%                1.81%
      Gross expense ratio to average net assets                      1.16%(4)                1.23%                1.57%
      Portfolio turnover rate(5)                                       63%                    227%                 658%(3)


(1) The Fund had no financial highlights for the one day of operations during the period ended September 30, 1997.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(3) Portfolio turnover was greater than expected during this period due to higher than normal trading activity undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

(4) Annualized.

(5) Not annualized.

Berger/BIAM International Fund
For a Share Outstanding Throughout the Period


                                                         Six Months Ended
                                                           March 31, 2000               Years Ended September 30,
                                                              (Unaudited)                1999                 1998
                                                             ------------            ------------         ------------
Net asset value, beginning of period                         $      12.51            $      10.06         $      11.46
                                                             ------------            ------------         ------------
From investment operations
      Net investment income (loss)                                  (0.04)                  (0.07)                0.50
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions               2.71                    3.01                (1.46)
                                                             ------------            ------------         ------------
Total from investment operations                                     2.67                    2.94                (0.96)
                                                             ------------            ------------         ------------
Less dividends and distributions
      Dividends (from net investment income)                           --                   (0.47)               (0.06)
      Distributions (from capital gains)                               --                   (0.02)               (0.38)
                                                             ------------            ------------         ------------
Total dividends and distributions                                      --                   (0.49)               (0.44)
                                                             ------------            ------------         ------------
Net asset value, end of period                               $      15.18            $      12.51         $      10.06
                                                             ------------            ------------         ------------
Total Return(3)                                                     21.34%                  29.64%               (8.46)%
                                                             ------------            ------------         ------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)               $     28,672            $     23,014         $     16,515
      Net expense ratio to average net assets(4,5)                   1.77%(2)                1.76%                1.80%
      Ratio of net income (loss) to average net assets              (0.64)%(2)              (0.01)%               2.20%
      Gross expense ratio to average net assets(5)                   1.77%(2)                1.77%                1.83%
      Portfolio turnover rate(3,6)                                     17%                     16%                  17%
                                                                            Period from
                                                                 November 7, 1996(1) to
                                                                     September 30, 1997
                                                                           ------------
Net asset value, beginning of period                                       $      10.00
                                                                           ------------
From investment operations
      Net investment income (loss)                                                 0.05
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions                             1.41
                                                                           ------------
Total from investment operations                                                   1.46
                                                                           ------------
Less dividends and distributions
      Dividends (from net investment income)                                         --
      Distributions (from capital gains)                                             --
                                                                           ------------
Total dividends and distributions                                                    --
                                                                           ------------
Net asset value, end of period                                             $      11.46
                                                                           ------------
Total Return(3)                                                                   14.60%
                                                                           ------------
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)                             $     18,673
      Net expense ratio to average net assets(4,5)                                 1.90%(2)
      Ratio of net income (loss) to average net assets                             0.61%(2)
      Gross expense ratio to average net assets(5)                                 1.99%(2)
      Portfolio turnover rate(3,6)                                                   17%


(1) Commencement of investment operations.

(2) Annualized.

(3) Not annualized.

(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(5) Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.

(6) Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

See notes to financial statements.

                          Shareholders with questions should write to:       PRESORTED
                                                                             STANDARD
                          Berger Funds, c/o Berger LLC                       U.S. POSTAGE
                                                                             PAID
[BERGER FUNDS LOGO]       P.O. Box 5005,Denver,CO  80217                     CHICAGO, IL

                          or call 800.551.5849.                              PERMIT NO. 941

                          Visit our Web site at bergerfunds.com.


210 University Blvd
Denver, CO 80206

                                                                          COMSAR